                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:          811-6247
                                     -------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     4500 MAIN STREET, KANSAS CITY, MISSOURI                 64111
--------------------------------------------------------------------------------
    (Address of principal executive offices)              (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                     ---------------------------

Date of fiscal year end:          11-30
                             --------------------------------------------------

Date of reporting period:         05-31-2006
                             --------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investments
SEMIANNUAL REPORT

[photo of boy]

                                  MAY 31, 2006

International Growth Fund
Global Growth Fund
International Value Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

INTERNATIONAL GROWTH

GLOBAL GROWTH

INTERNATIONAL VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century International Growth, Global Growth and International Value funds for the period ended May 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site,
americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation (LAF). Our
new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

BY ENRIQUE CHANG, WHO JOINED AMERICAN CENTURY INVESTMENTS IN MARCH AS SENIOR
VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF THE INTERNATIONAL EQUITY
DISCIPLINE.

From emerging markets to developed countries, international equities delivered solid, if not spectacular, returns during the six months ended May 31, 2006.

Indeed, many of the world's equity markets rose to levels not seen in nearly five years, and I wanted to take a few moments to share my perspective on the investment environment and economic issues that played a role in their performance.

MARKETS SHOW STRENGTH

Perhaps the most striking aspect of the recent increase is the remarkable resiliency markets demonstrated in the face of record prices for oil and other commodities, rising interest rates, and continued geopolitical tension in the
Middle East and elsewhere.

Equities, however, weren't entirely immune to those headwinds. After rising to multi-year highs early in May, many exchanges retreated as concern intensified that central banks will increase borrowing costs to control inflation--and slow consumer spending, corporate profits and the world's economy in the process.

While interest rates and other forces can exert a powerful influence on markets,
I believe there are a variety of hopeful signs on both the economic and investment horizon.

Europe's economic upturn looks set to continue through 2006, bolstered by strong global demand for European goods. Increased capital spending by companies worldwide has resulted in strong order flows for manufacturers on the Continent.
European companies are also benefiting from a changing relationship with labor, with a number of businesses working with labor unions to control costs and increase productivity.

In Asia, Japan's emergence from a long period of economic weakness stands out as one of the most welcome developments of the past year. Japan, the world's second-largest economy behind the United States, is now in the midst of its longest economic expansion in years, underpinned by strong domestic demand. The country's turnaround, now considered by many to be sustainable, could play a major role in the region's growth this year and perhaps well into the future.

And, of course, China's rise continues to be remarkable. In just a few years since joining the World Trade Organization, China has emerged as a global engine for growth. Last year, the country's gross domestic product grew nearly 10%, and is expected to match that pace in 2006. While countless questions remain about
China's evolution from socialism to capitalism, clearly the country is making history on several fronts.

OPPORTUNITY ABROAD

In short, I believe the economic, political and demographic changes now under way around the world are creating opportunity for investors. You can be assured that our investment team is dedicated to searching for new candidates to help drive investment performance. Thank you for the opportunity to share my thoughts with you. As always, it is a privilege to have you as an American Century investor.

------
2

International Growth - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                             --------------------------------
                                                  AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------
                                                                     SINCE      INCEPTION
                       6 MONTHS(1)   1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
-------------------------------------------------------------------------------------------
INVESTOR CLASS           14.19%      26.80%    4.69%      8.48%     9.99%        5/9/91
-------------------------------------------------------------------------------------------
MSCI EAFE INDEX          15.30%      28.24%    9.10%      6.46%     7.07%(2)       --
-------------------------------------------------------------------------------------------
MSCI EAFE
GROWTH INDEX             14.93%      26.83%    7.02%      3.92%     4.76%(2)       --
-------------------------------------------------------------------------------------------
Institutional Class      14.26%      26.99%    4.91%       --       7.35%       11/20/97
-------------------------------------------------------------------------------------------
Advisor Class            14.04%      26.54%    4.41%       --       8.31%       10/2/96
-------------------------------------------------------------------------------------------
A Class                                                                          1/31/03
  No sales charge*       14.02%      26.51%     --         --      20.15%(3)
  With sales charge*      7.50%      19.17%     --         --      18.04%(3)
-------------------------------------------------------------------------------------------
B Class                                                                          1/31/03
  No sales charge*       13.60%      25.57%     --         --      19.26%(3)
  With sales charge*      8.60%      21.57%     --         --      18.66%(3)
-------------------------------------------------------------------------------------------
C Class                                                                          6/4/01
  No sales charge*       13.57%      25.46%     --         --       3.56%
  With sales charge*     12.57%      25.46%     --         --       3.56%
-------------------------------------------------------------------------------------------
R Class                  13.98%      26.19%     --         --      18.46%(3)     8/29/03
-------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 4/30/91, the date nearest the Investor Class's inception for which data are available.

(3) Class returns would have been lower if the class had not received partial reimbursements of distribution and service fees during the periods.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
3

International Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended May 31
---------------------------------------------------------------------------------------------------
                  1997    1998    1999    2000    2001     2002     2003     2004    2005    2006
---------------------------------------------------------------------------------------------------
Investor Class   23.36%  30.30%  -2.85%  48.27%  -22.48%  -13.34%  -15.25%  22.36%  10.36%  26.80%
---------------------------------------------------------------------------------------------------
MSCI EAFE
Index             7.54%  11.11%   4.36%  17.14%  -17.23%   -9.60%  -12.30%  32.66%  14.62%  28.24%
---------------------------------------------------------------------------------------------------
MSCI EAFE
Growth
Index             5.03%  10.50%   2.75%  20.82%  -27.39%  -11.58%  -11.92%  27.01%  11.88%  26.83%
---------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

International Growth - Portfolio Commentary

PORTFOLIO MANAGERS: MICHAEL PERELSTEIN AND KEITH CREVELING

International Growth advanced 14.19%* during the six months ended May 31, 2006, while its benchmark, the Morgan Stanley Capital International EAFE Index,
returned 15.30%.

The gains came during a period in which many of the world's markets demonstrated their resiliency in the face of rising interest rates in the U.S. and Europe, and continued high energy prices. Equities, however, weren't entirely immune to those headwinds. After rising to multi-year highs early in May, many exchanges retreated as concern intensified that central banks will increase borrowing costs to control inflation--and slow consumer spending, corporate profits and the world's economy in the process. International Growth experienced its biggest monthly decline of the period in May.

Against that backdrop, every sector in which International Growth was invested contributed to the portfolio's total return, and all of our top-10 holdings on average during the period advanced. The portfolio, which invests primarily in large growth companies, also achieved strong performance despite an investment environment that favored small companies over large, and the value style of investing over growth. Currency played a role during the six months, as the movement of the dollar versus other currencies increased the portfolio's return.

ENERGY BOOSTS PORTFOLIO

Effective security selection led to our energy holdings advancing and contributing most to relative performance. For example, we had an overweight stake in the energy equipment and services industry that includes portfolio-only positions in Norway's Aker Kvaerner, a global provider of deep-water drilling rigs, and Italian oilfield service contractor Saipem. Aker contributed more than any other security to our performance against the index during the period, and
Saipem was among the top-10 contributors to relative performance.

Conversely, we avoided companies that performed poorly in the oil and gas industry, while taking an overweight position in BG Group, a global natural gas company based in the United Kingdom. BG reported during the period that fourth-quarter profits soared 96% on the back of strong production and significant price increases in the wholesale gas market. BG was also among the
10 companies contributing most to relative performance.

TOP TEN HOLDINGS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/06              11/30/05
--------------------------------------------------------------------------------
Roche Holding AG                            2.5%                  1.7%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                         2.2%                  2.7%
--------------------------------------------------------------------------------
ORIX Corp.                                  1.8%                  1.5%
--------------------------------------------------------------------------------
Total SA                                    1.8%                  2.8%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                           1.7%                  1.6%
--------------------------------------------------------------------------------
Toyota Motor Corp.                          1.7%                   --
--------------------------------------------------------------------------------
Novartis AG                                 1.6%                  1.6%
--------------------------------------------------------------------------------
Man Group plc                               1.6%                  1.2%
--------------------------------------------------------------------------------
BG Group plc                                1.6%                  1.0%
--------------------------------------------------------------------------------
SAP AG                                      1.5%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.    (continued)

------
5

International Growth - Portfolio Commentary

STRENGTH AMONG FINANCIALS

International Growth also benefited from stock selection among financials, the portfolio's largest sector stake. Financials contributed most to total return, and outperformed the index. Consumer finance companies helped our relative performance most, largely because we avoided numerous companies that declined, while taking an overweight position in Japan's ORIX Corp., an integrated financial services group benefiting from strong loan demand and a rebound in the
Japanese economy. ORIX was among the portfolio's top contributors to return and relative performance.

Our holdings in insurance, capital markets, and commercial banks also advanced and beat the benchmark. International Growth's overweight stake in Man Group plc, an asset manager in the United Kingdom, made the second-largest contribution to relative performance. Man Group reported that earnings for the year ended March 31, 2006, climbed 15% to about $1 billion as its assets under management increased. Man Group also made the largest contribution to total return.

The financial sector, however, also included Leopalace21 Corp., a Japanese real-estate company, which detracted most from the portfolio's total return and hurt our relative performance. Leopalace21 declined as corporate governance issues surfaced and the CEO resigned. We maintained our position because the company's underlying fundamentals remain strong as it benefits from Japan's economic recovery.

MATERIALS LAG INDEX

Our investments in a few areas, however, lagged the index. International
Growth's underweight position in the materials sector, particularly among metals and mining companies, slowed relative performance most. Holdings in the sector's chemicals industry also detracted, mostly due to a pullback that was pronounced among chemical companies in Japan, including Shin-Etsu Chemical and JSR Corp.
Chemical companies weren't the only ones affected by the decline of Japanese markets late in the period. Of the 10 companies that detracted most from our relative performance, five were from Japan.

INVESTMENTS BY COUNTRY AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/06              11/30/05
--------------------------------------------------------------------------------
Japan                                       24.4%                 23.0%
--------------------------------------------------------------------------------
France                                      14.3%                 15.2%
--------------------------------------------------------------------------------
United Kingdom                              12.2%                 17.1%
--------------------------------------------------------------------------------
Switzerland                                 9.7%                  10.2%
--------------------------------------------------------------------------------
Germany                                     8.2%                  4.4%
--------------------------------------------------------------------------------
Italy                                       4.2%                  2.5%
--------------------------------------------------------------------------------
Australia                                   3.6%                  3.7%
--------------------------------------------------------------------------------
Greece                                      3.0%                  3.9%
--------------------------------------------------------------------------------
Netherlands                                 2.9%                  4.2%
--------------------------------------------------------------------------------
Other Countries                             16.9%                 14.2%
--------------------------------------------------------------------------------
Cash and Equivalents*                       0.6%                  1.6%
--------------------------------------------------------------------------------

*Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/06              11/30/05
--------------------------------------------------------------------------------
Foreign Common Stocks                       99.4%                 98.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                 0.8%                  1.6%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(1)                         (0.2)%                 --(2)
--------------------------------------------------------------------------------

(1) Includes collateral received for securities lending and other assets and liabilities.

(2) Category is less than 0.05% of total net assets.

------
6

International Growth - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.4%

AUSTRALIA -- 3.6%
--------------------------------------------------------------------------------
   2,124,594   BHP Billiton Ltd.                                    $   45,976
--------------------------------------------------------------------------------
     141,871   CSL Ltd.                                                  5,496
--------------------------------------------------------------------------------
     869,152   National Australia Bank Ltd.                             23,198
--------------------------------------------------------------------------------
     361,064   Rio Tinto Ltd.(1)                                        21,213
--------------------------------------------------------------------------------
                                                                        95,883
--------------------------------------------------------------------------------
AUSTRIA -- 0.8%
--------------------------------------------------------------------------------
     369,429   Erste Bank der Oesterreichischen
               Sparkassen AG(1)                                         21,050
--------------------------------------------------------------------------------
BELGIUM -- 1.3%
--------------------------------------------------------------------------------
     314,945   KBC Groupe(1)                                            33,870
--------------------------------------------------------------------------------
CANADA -- 0.7%
--------------------------------------------------------------------------------
     240,132   Suncor Energy Inc.                                       19,374
--------------------------------------------------------------------------------
FRANCE -- 14.3%
--------------------------------------------------------------------------------
     462,029   Accor SA(1)                                              27,085
--------------------------------------------------------------------------------
     367,832   Alstom RGPT(2)                                           31,218
--------------------------------------------------------------------------------
     960,518   Axa SA(1)                                                33,378
--------------------------------------------------------------------------------
     285,509   Essilor International SA Cie
               Generale D'Optique(1)                                    28,730
--------------------------------------------------------------------------------
     276,079   Groupe Danone(1)                                         33,298
--------------------------------------------------------------------------------
     123,633   Pernod-Ricard SA(1)                                      24,121
--------------------------------------------------------------------------------
     175,293   PPR SA(1)                                                21,737
--------------------------------------------------------------------------------
     273,259   Schneider Electric SA(1)                                 28,337
--------------------------------------------------------------------------------
     244,327   Societe Generale(1)(2)                                   37,871
--------------------------------------------------------------------------------
     725,316   Total SA(1)                                              47,298
--------------------------------------------------------------------------------
      10,332   Vallourec                                                12,945
--------------------------------------------------------------------------------
     578,518   Veolia Environnement(1)                                  32,195
--------------------------------------------------------------------------------
     281,276   Vinci SA(1)                                              25,835
--------------------------------------------------------------------------------
                                                                       384,048
--------------------------------------------------------------------------------
GERMANY -- 8.2%
--------------------------------------------------------------------------------
      97,135   Adidas-Salomon AG(1)                                     19,398
--------------------------------------------------------------------------------
     431,019   Bayerische Motoren Werke AG(1)                           22,164
--------------------------------------------------------------------------------
     370,751   Continental AG                                           40,690
--------------------------------------------------------------------------------
     138,030   Deutsche Boerse AG(1)                                    17,933
--------------------------------------------------------------------------------
     215,031   Fresenius Medical Care AG(1)                             24,223
--------------------------------------------------------------------------------
     406,757   Hypo Real Estate Holding AG                              25,694
--------------------------------------------------------------------------------
     135,338   MAN AG(1)                                                 9,728
--------------------------------------------------------------------------------
     196,101   SAP AG(1)                                                41,283
--------------------------------------------------------------------------------
     234,591   Siemens AG                                               20,194
--------------------------------------------------------------------------------
                                                                       221,307
--------------------------------------------------------------------------------
GREECE -- 3.0%
--------------------------------------------------------------------------------
     681,910   Greek Organization of Football
               Prognostics SA                                           23,149
--------------------------------------------------------------------------------
   1,107,030   Hellenic Telecommunications
               Organization SA(2)                                       24,534
--------------------------------------------------------------------------------
     788,370   National Bank of Greece SA                               33,269
--------------------------------------------------------------------------------
                                                                        80,952
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

HONG KONG -- 0.4%
--------------------------------------------------------------------------------
   4,872,800   Li & Fung Ltd.                                       $    9,939
--------------------------------------------------------------------------------
INDIA -- 0.7%
--------------------------------------------------------------------------------
     373,865   Bharti Airtel Ltd.(2)                                     2,959
--------------------------------------------------------------------------------
     388,880   Tata Consultancy Services Ltd.                           14,995
--------------------------------------------------------------------------------
                                                                        17,954
--------------------------------------------------------------------------------
IRELAND -- 2.4%
--------------------------------------------------------------------------------
   1,559,785   Anglo Irish Bank Corp. plc                               24,278
--------------------------------------------------------------------------------
   1,342,787   Bank of Ireland                                          24,371
--------------------------------------------------------------------------------
     353,904   Ryanair Holdings plc ADR(1)(2)                           17,338
--------------------------------------------------------------------------------
                                                                        65,987
--------------------------------------------------------------------------------
ITALY -- 4.2%
--------------------------------------------------------------------------------
   1,120,435   Banco Popolare di Verona
               e Novara Scrl(1)                                         30,702
--------------------------------------------------------------------------------
     902,299   ENI SpA(1)                                               27,308
--------------------------------------------------------------------------------
   1,195,318   Luxottica Group SpA(1)                                   32,608
--------------------------------------------------------------------------------
   1,000,335   Saipem SpA(1)                                            23,502
--------------------------------------------------------------------------------
                                                                       114,120
--------------------------------------------------------------------------------
JAPAN -- 24.4%
--------------------------------------------------------------------------------
   2,855,000   Bank of Yokohama Ltd. (The)                              20,403
--------------------------------------------------------------------------------
       3,760   East Japan Railway Company                               27,074
--------------------------------------------------------------------------------
     306,600   Eisai Co. Ltd.                                           14,029
--------------------------------------------------------------------------------
     792,600   Hoya Corp.                                               30,495
--------------------------------------------------------------------------------
     483,000   JSR Corp.                                                12,787
--------------------------------------------------------------------------------
     840,100   JTEKT Corp.                                              16,765
--------------------------------------------------------------------------------
      87,700   Keyence Corp.                                            22,555
--------------------------------------------------------------------------------
   1,179,000   Komatsu Ltd.                                             23,687
--------------------------------------------------------------------------------
     598,000   Leopalace21 Corp.                                        18,062
--------------------------------------------------------------------------------
   1,779,000   Matsushita Electric
               Industrial Co., Ltd.                                     38,835
--------------------------------------------------------------------------------
   1,338,000   Matsushita Electric Works, Ltd.                          15,600
--------------------------------------------------------------------------------
   1,366,000   Mitsubishi Electric Corp.                                11,162
--------------------------------------------------------------------------------
       2,968   Mitsubishi UFJ Financial
               Group, Inc.                                              40,841
--------------------------------------------------------------------------------
     172,300   Murata Manufacturing Co. Ltd.                            11,183
--------------------------------------------------------------------------------
     576,000   NGK Insulators Ltd.(1)                                    6,887
--------------------------------------------------------------------------------
   1,054,500   Nikko Cordial Corp.                                      15,499
--------------------------------------------------------------------------------
     215,200   Nitto Denko Corp.                                        16,637
--------------------------------------------------------------------------------
     168,910   ORIX Corp.                                               48,664
--------------------------------------------------------------------------------
     727,500   Sega Sammy Holdings Inc.                                 29,102
--------------------------------------------------------------------------------
   2,074,000   Sekisui Chemical Co. Ltd.(1)                             17,712
--------------------------------------------------------------------------------
     495,100   Shin-Etsu Chemical Co., Ltd.                             27,905
--------------------------------------------------------------------------------
   2,086,000   Sumitomo Heavy Industries Ltd.(1)                        19,689
--------------------------------------------------------------------------------
       2,197   Sumitomo Mitsui Financial
               Group Inc.                                               22,959
--------------------------------------------------------------------------------
     834,000   Sumitomo Realty &
               Development Co. Ltd.                                     20,242
--------------------------------------------------------------------------------
   4,837,000   Taisei Corp.(1)                                          18,480
--------------------------------------------------------------------------------
   3,176,000   Toray Industries Inc.                                    28,207
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

International Growth - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

     848,300   Toyota Motor Corp.                                   $   45,545
--------------------------------------------------------------------------------
     330,700   Yamada Denki Co. Ltd.(1)                                 34,217
--------------------------------------------------------------------------------
                                                                       655,223
--------------------------------------------------------------------------------
MEXICO -- 1.6%
--------------------------------------------------------------------------------
     990,212   America Movil SA de CV
               Series L ADR                                             32,340
--------------------------------------------------------------------------------
     181,432   Cemex SA de CV ADR(1)                                    10,336
--------------------------------------------------------------------------------
                                                                        42,676
--------------------------------------------------------------------------------
NETHERLANDS -- 2.9%
--------------------------------------------------------------------------------
   1,025,863   ASML Holding N.V.(1)(2)                                  20,866
--------------------------------------------------------------------------------
     562,756   ING Groep N.V. CVA(1)                                    22,066
--------------------------------------------------------------------------------
     774,253   Royal Numico N.V.(1)                                     34,368
--------------------------------------------------------------------------------
                                                                        77,300
--------------------------------------------------------------------------------
NORWAY -- 2.8%
--------------------------------------------------------------------------------
     328,420   Aker Kvaerner ASA(1)                                     33,035
--------------------------------------------------------------------------------
     403,660   Statoil ASA(1)                                           11,827
--------------------------------------------------------------------------------
   2,531,307   Telenor ASA(1)                                           31,931
--------------------------------------------------------------------------------
                                                                        76,793
--------------------------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 0.5%
--------------------------------------------------------------------------------
   2,452,500   China Mobile Hong Kong Ltd.                              12,949
--------------------------------------------------------------------------------
SINGAPORE -- 0.5%
--------------------------------------------------------------------------------
   1,542,000   Keppel Corp. Ltd.                                        13,348
--------------------------------------------------------------------------------
SOUTH KOREA -- 1.1%
--------------------------------------------------------------------------------
      46,650   Samsung Electronics                                      29,753
--------------------------------------------------------------------------------
SPAIN -- 1.6%
--------------------------------------------------------------------------------
   1,206,316   Cintra Concesiones de
               Infraestructuras de Transporte SA(1)                     15,531
--------------------------------------------------------------------------------
     704,219   Inditex SA(1)                                            27,912
--------------------------------------------------------------------------------
                                                                        43,443
--------------------------------------------------------------------------------
SWEDEN -- 1.3%
--------------------------------------------------------------------------------
     863,265   Atlas Copco AB A Shares                                  23,409
--------------------------------------------------------------------------------
     433,463   ForeningsSparbanken AB                                   11,334
--------------------------------------------------------------------------------
                                                                        34,743
--------------------------------------------------------------------------------
SWITZERLAND -- 9.7%
--------------------------------------------------------------------------------
   2,282,735   ABB Ltd.(1)                                              28,808
--------------------------------------------------------------------------------
     418,799   Adecco SA(1)                                             27,054
--------------------------------------------------------------------------------
     660,039   Compagnie Financiere
               Richemont AG Cl A                                        30,807
--------------------------------------------------------------------------------
     299,262   Lonza Group AG(1)                                        20,424
--------------------------------------------------------------------------------
     794,705   Novartis AG(1)                                           44,090
--------------------------------------------------------------------------------
     438,049   Roche Holding AG(1)                                      68,335
--------------------------------------------------------------------------------
     359,447   UBS AG                                                   40,697
--------------------------------------------------------------------------------
                                                                       260,215
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) -- 0.8%
--------------------------------------------------------------------------------
        3,412,000   Hon Hai Precision
                    Industry Co., Ltd.                                  21,699
--------------------------------------------------------------------------------

Shares/Principal Amount                  ($ IN THOUSANDS)            Value
--------------------------------------------------------------------------------

TURKEY -- 0.4%
--------------------------------------------------------------------------------
   3,394,380   Turkiye Garanti Bankasi AS                           $   10,182
--------------------------------------------------------------------------------
UNITED KINGDOM -- 12.2%
--------------------------------------------------------------------------------
   2,615,183   Amvescap plc                                             25,563
--------------------------------------------------------------------------------
   3,119,719   BG Group plc                                             41,774
--------------------------------------------------------------------------------
   3,394,581   BP plc                                                   40,007
--------------------------------------------------------------------------------
     808,795   British American Tobacco plc                             20,139
--------------------------------------------------------------------------------
   1,793,998   Carphone Warehouse Group plc                             10,865
--------------------------------------------------------------------------------
   2,157,647   GlaxoSmithKline plc                                      59,659
--------------------------------------------------------------------------------
     956,284   Man Group plc                                            41,811
--------------------------------------------------------------------------------
   1,770,895   Marks & Spencer Group plc                                17,875
--------------------------------------------------------------------------------
   1,122,525   Reckitt Benckiser plc                                    41,232
--------------------------------------------------------------------------------
   1,171,432   Standard Chartered plc                                   28,752
--------------------------------------------------------------------------------
                                                                       327,677
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,019,446)                                                    2,670,485
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.8%

     $22,400   FNMA Discount Notes,
               4.90%, 6/1/06(3)
(Cost $22,397)                                                          22,400
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) -- 26.6%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.02%, dated 5/31/06,
due 6/1/06 (Delivery value $100,014)                                   100,000
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by various
U.S. Treasury obligations in a pooled account
at the lending agent), 5.02%, dated 5/31/06,
due 6/1/06 (Delivery value $300,042)                                   300,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.06%, dated 5/31/06,
due 6/1/06 (Delivery value $316,303)                                   316,003
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $716,003)                                                        716,003
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 126.8%
(Cost $2,757,846)                                                    3,408,888
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (26.8)%                                            (721,321)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $2,687,567
================================================================================

See Notes to Financial Statements.                                   (continued)

------
8

International Growth - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                               25.1%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   16.7%
--------------------------------------------------------------------------------
Industrials                                                              14.6%
--------------------------------------------------------------------------------
Health Care                                                               9.1%
--------------------------------------------------------------------------------
Energy                                                                    9.1%
--------------------------------------------------------------------------------
Information Technology                                                    7.2%
--------------------------------------------------------------------------------
Materials                                                                 6.8%
--------------------------------------------------------------------------------
Consumer Staples                                                          5.7%
--------------------------------------------------------------------------------
Telecommunication Services                                                3.9%
--------------------------------------------------------------------------------
Utilities                                                                 1.2%
--------------------------------------------------------------------------------
Cash and Cash Equivalents(+)                                              0.6%
--------------------------------------------------------------------------------

(+)Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FNMA = Federal National Mortgage Association

(1) Security, or a portion thereof, was on loan as of May 31, 2006.

(2) Non-income producing.

(3) The rate indicated is the yield to maturity at purchase.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of May 31, 2006, was
$1,694,931 (in thousands), which represented 63.1% of total net assets.
See Notes to Financial Statements.

------
9

Global Growth - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                              ----------------------
                                              AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE     INCEPTION
                        6 MONTHS(1)   1 YEAR   5 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             9.54%      24.97%    6.17%     10.98%       12/1/98
--------------------------------------------------------------------------------
MSCI WORLD FREE INDEX      8.44%      17.98%    5.05%      4.01%(2)      --
--------------------------------------------------------------------------------
Institutional Class        9.69%      25.29%    6.40%      1.58%       8/1/00
--------------------------------------------------------------------------------
Advisor Class              9.48%      24.66%    5.88%      9.35%       2/5/99
--------------------------------------------------------------------------------
A Class                                                                12/1/05
   No sales charge*         --          --       --        7.72%(1)
   With sales charge*       --          --       --        1.53%(1)
--------------------------------------------------------------------------------
B Class                                                                12/1/05
   No sales charge*         --          --       --        7.36%(1)
   With sales charge*       --          --       --        2.36%(1)
--------------------------------------------------------------------------------
C Class                                                                3/1/02
   No sales charge*        8.96%      23.65%     --       10.42%
   With sales charge*      7.96%      23.65%     --       10.42%
--------------------------------------------------------------------------------
R Class                    9.38%        --       --       15.78%(1)     7/29/05
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 11/30/98, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
10

Global Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 1, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended May 31
--------------------------------------------------------------------------------------------------
                         1999*    2000     2001      2002      2003      2004     2005     2006
--------------------------------------------------------------------------------------------------
Investor Class          18.60%   61.77%   -15.57%   -12.17%   -13.86%   26.69%   12.61%   24.97%
--------------------------------------------------------------------------------------------------
MSCI World Free Index    8.68%   13.56%   -14.95%   -12.56%    -9.86%   23.60%   11.35%   17.98%
--------------------------------------------------------------------------------------------------

* From 12/1/98, the Investor Class's inception date. Index data from 11/30/98, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

Global Growth - Portfolio Commentary

PORTFOLIO MANAGERS: KEITH CREVELING AND HELEN O'DONNELL

Global Growth advanced 9.54%* during the six months ended May 31, 2006, outperforming its benchmark, the Morgan Stanley Capital International World Free
Index, which returned 8.44%.

Many of the world's equity markets advanced during the period, with several major markets reaching levels not seen for years as international stocks continued to outperform their U.S. counterparts. In this environment, all but one of the sectors in which Global Growth was invested contributed to return and outperformed the index. All of the portfolio's 10-largest holdings contributed to total return.

STRONG SECURITY SELECTION

The portfolio's gains were mostly due to superior stock selection, which was particularly evident among financial holdings. Our position in the United
Kingdom's Man Group, an asset manager in the capital markets industry, contributed more to relative and absolute returns than any other security.
Indeed, four of the top-10 contributing securities to Global Growth's relative performance were in the financials sector: Man Group, which reported record earnings of $1 billion for the year ended March 31; Japan's Sumitomo Realty &
Development, which benefited from a resurgent Tokyo real estate market; ORIX
Corp., an integrated financial services group based in Tokyo that gained on strong demand for loans; and China Construction Bank, which benefited from increased demand for financial services in the world's fastest-growing major economy.

The consumer discretionary sector, however, provided Global Growth with the period's biggest contributor, the Las Vegas Sands Corp. Sands, the world's largest casino company by market value, advanced after winning the right to build Singapore's first casino. The expansion allows the company to tap a lucrative market in Asia, where Sands' first resort is already more profitable than its Las Vegas property. Sands is a portfolio-only position, meaning it's not listed in the index, and serves as an example of Global Growth's research and analysis leading to companies beyond the benchmark that can drive investment performance.

BOOST FROM ENERGY

Global Growth's position in the energy sector also advanced and outperformed the index, led by Canada's Suncor Energy Inc. Suncor produces oil from Western
Canada's tar sands. The

TOP TEN HOLDINGS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         5/31/06              11/30/05
--------------------------------------------------------------------------------
ORIX Corp.                                2.0%                  1.7%
--------------------------------------------------------------------------------
Schlumberger Ltd.                         2.0%                  1.5%
--------------------------------------------------------------------------------
Suncor Energy Inc.                        1.9%                  1.5%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                         1.9%                  1.7%
--------------------------------------------------------------------------------
Man Group plc                             1.7%                  1.3%
--------------------------------------------------------------------------------
American Express Co.                      1.4%                  1.0%
--------------------------------------------------------------------------------
Carphone Warehouse
Group plc                                 1.4%                  0.5%
--------------------------------------------------------------------------------
American Tower
Corp. Cl A                                1.3%                  2.0%
--------------------------------------------------------------------------------
Boeing Co.                                1.3%                  1.2%
--------------------------------------------------------------------------------
Monster Worldwide Inc.                    1.3%                  1.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.    (continued)

------
12

Global Growth - Portfolio Commentary

company mines oil-encrusted sands and processes the crude they contain into synthetic oil, which is increasingly in demand by refineries to make gas and other petroleum products.

The energy sector also provided another of the portfolio's standouts,
Schlumberger Ltd., a U.S. oil services company incorporated in the Netherlands.
Schlumberger benefited from increased demand for services as oil companies ramped up to take advantage of strong demand and record-high prices for crude.
Schlumberger reported that first-quarter 2006 profit jumped 38% from the same period a year earlier to $722 million. Schlumberger and Suncor were among our largest positions.

HEALTH CARE LAGS

Global Growth's health care holdings detracted most from relative performance partly because of the portfolio's overweight positions in Aetna Inc. and
UnitedHealth Group Inc. Both companies were long-time holdings that had contributed to Global Growth in the past, but during this period they were among the portfolio's biggest detractors, and we eliminated the positions. Both face increasingly unfavorable cost trends, which dim their profit growth potential.

We maintained our position, however, in Genentech, Inc., even though the company detracted from performance. Genentech, a biotechnology company, fell early in the period, but subsequently reported first quarter 2006 profit climbed 48% on strong sales of its cancer-fighting drugs, and the company boosted its forecast for profit growth.

In conclusion, we remain committed to looking for stocks of growing companies in the U.S. and abroad. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
Foreign Common Stocks                    59.9%                 50.9%
--------------------------------------------------------------------------------
U.S. Common Stocks                       38.7%                 45.7%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      98.6%                 96.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.9%                  3.8%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(1)                        0.5%                 (0.4)%
--------------------------------------------------------------------------------

(1) Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
United States                            38.7%                 45.7%
--------------------------------------------------------------------------------
Japan                                    12.1%                 11.6%
--------------------------------------------------------------------------------
United Kingdom                            8.0%                  4.5%
--------------------------------------------------------------------------------
Switzerland                               6.2%                  5.6%
--------------------------------------------------------------------------------
France                                    5.5%                  4.6%
--------------------------------------------------------------------------------
Germany                                   4.8%                  2.8%
--------------------------------------------------------------------------------
Netherlands                               3.8%                  2.4%
--------------------------------------------------------------------------------
South Korea                               2.2%                  2.0%
--------------------------------------------------------------------------------
Greece                                    2.0%                  2.2%
--------------------------------------------------------------------------------
Other Countries                          15.3%                 15.2%
--------------------------------------------------------------------------------
Cash and Equivalents(2)                   1.4%                  3.4%
--------------------------------------------------------------------------------

(2) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

------
13

Global Growth - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.6%

AUSTRALIA -- 1.9%
--------------------------------------------------------------------------------
     361,685   BHP Billiton Ltd.                                      $  7,827
--------------------------------------------------------------------------------
AUSTRIA -- 1.0%
--------------------------------------------------------------------------------
      74,500   Erste Bank der Oesterreichischen
               Sparkassen AG(1)                                          4,245
--------------------------------------------------------------------------------
BELGIUM -- 1.0%
--------------------------------------------------------------------------------
      38,600   KBC Groupe(1)                                             4,151
--------------------------------------------------------------------------------
CANADA -- 1.9%
--------------------------------------------------------------------------------
     101,021   Suncor Energy Inc.                                        8,151
--------------------------------------------------------------------------------
CHANNEL ISLANDS -- 1.2%
--------------------------------------------------------------------------------
     137,710   Amdocs Ltd.(2)                                            5,160
--------------------------------------------------------------------------------
FRANCE -- 5.5%
--------------------------------------------------------------------------------
      46,020   Alstom RGPT(2)                                            3,906
--------------------------------------------------------------------------------
     110,171   Axa SA(1)                                                 3,828
--------------------------------------------------------------------------------
      29,630   Schneider Electric SA(1)                                  3,073
--------------------------------------------------------------------------------
      29,210   Societe Generale(1)(2)                                    4,528
--------------------------------------------------------------------------------
      74,600   Total SA(1)                                               4,865
--------------------------------------------------------------------------------
      33,000   Vinci SA(1)                                               3,031
--------------------------------------------------------------------------------
                                                                        23,231
--------------------------------------------------------------------------------
GERMANY -- 4.8%
--------------------------------------------------------------------------------
      41,290   Continental AG                                            4,532
--------------------------------------------------------------------------------
      85,380   Hypo Real Estate Holding AG(1)                            5,393
--------------------------------------------------------------------------------
      26,150   MAN AG(1)                                                 1,880
--------------------------------------------------------------------------------
      24,650   SAP AG(1)                                                 5,189
--------------------------------------------------------------------------------
      36,860   Siemens AG                                                3,173
--------------------------------------------------------------------------------
                                                                        20,167
--------------------------------------------------------------------------------
GREECE -- 2.0%
--------------------------------------------------------------------------------
      98,000   Greek Organization of Football
               Prognostics SA                                            3,327
--------------------------------------------------------------------------------
     120,000   National Bank of Greece SA                                5,064
--------------------------------------------------------------------------------
                                                                         8,391
--------------------------------------------------------------------------------
HONG KONG -- 0.7%
--------------------------------------------------------------------------------
   1,415,981   Link Real Estate Investment
               Trust (The)(2)                                            2,753
--------------------------------------------------------------------------------
INDIA -- 1.4%
--------------------------------------------------------------------------------
     250,000   Bharti Airtel Ltd.(2)                                     1,979
--------------------------------------------------------------------------------
     107,361   Tata Consultancy Services Ltd.                            4,140
--------------------------------------------------------------------------------
                                                                         6,119
--------------------------------------------------------------------------------
IRELAND -- 0.9%
--------------------------------------------------------------------------------
     245,000   Anglo Irish Bank Corp. plc                                3,813
--------------------------------------------------------------------------------
ITALY -- 1.0%
--------------------------------------------------------------------------------
     182,290   Saipem SpA(1)                                             4,283
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

JAPAN -- 12.1%
--------------------------------------------------------------------------------
       1,189   Dentsu Inc.(1)                                         $  3,484
--------------------------------------------------------------------------------
     140,800   Hoya Corp.                                                5,418
--------------------------------------------------------------------------------
     148,000   JSR Corp.(1)                                              3,918
--------------------------------------------------------------------------------
     210,000   JTEKT Corp.(1)                                            4,191
--------------------------------------------------------------------------------
     220,000   NGK Insulators Ltd.(1)                                    2,630
--------------------------------------------------------------------------------
      29,100   ORIX Corp.                                                8,384
--------------------------------------------------------------------------------
     451,000   Shinsei Bank Ltd.                                         3,020
--------------------------------------------------------------------------------
      69,800   Sony Corp.(1)                                             3,153
--------------------------------------------------------------------------------
     498,000   Sumitomo Chemical Company, Ltd.                           4,311
--------------------------------------------------------------------------------
         495   Sumitomo Mitsui Financial
               Group Inc.                                                5,174
--------------------------------------------------------------------------------
     204,000   Sumitomo Realty &
               Development Co. Ltd.(1)                                   4,951
--------------------------------------------------------------------------------
      27,500   Yamada Denki Co. Ltd.(1)                                  2,845
--------------------------------------------------------------------------------
                                                                        51,479
--------------------------------------------------------------------------------
MEXICO -- 1.2%
--------------------------------------------------------------------------------
     158,000   America Movil SA
               de CV Series L ADR                                        5,160
--------------------------------------------------------------------------------
NETHERLANDS -- 3.8%
--------------------------------------------------------------------------------
      99,924   ING Groep N.V. CVA(1)                                     3,918
--------------------------------------------------------------------------------
      90,000   Royal Numico N.V.                                         3,995
--------------------------------------------------------------------------------
     127,400   Schlumberger Ltd.                                         8,354
--------------------------------------------------------------------------------
                                                                        16,267
--------------------------------------------------------------------------------
SOUTH KOREA -- 2.2%
--------------------------------------------------------------------------------
      38,250   Hyundai Motor Company                                     2,930
--------------------------------------------------------------------------------
     190,500   Macquarie Korea Infrastructure
               Fund GDR(2)                                               1,353
--------------------------------------------------------------------------------
       7,590   Samsung Electronics                                       4,841
--------------------------------------------------------------------------------
                                                                         9,124
--------------------------------------------------------------------------------
SPAIN -- 1.0%
--------------------------------------------------------------------------------
     335,771   Cintra Concesiones de
               Infraestructuras de Transporte SA(1)                      4,323
--------------------------------------------------------------------------------
SWITZERLAND -- 6.2%
--------------------------------------------------------------------------------
     413,250   ABB Ltd.(1)                                               5,215
--------------------------------------------------------------------------------
      43,340   Adecco SA(1)                                              2,800
--------------------------------------------------------------------------------
      90,620   Compagnie Financiere
               Richemont AG Cl A                                         4,230
--------------------------------------------------------------------------------
      83,700   Novartis AG                                               4,644
--------------------------------------------------------------------------------
      31,500   Roche Holding AG(1)                                       4,913
--------------------------------------------------------------------------------
      39,422   UBS AG(1)                                                 4,463
--------------------------------------------------------------------------------
                                                                        26,265
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) -- 1.7%
--------------------------------------------------------------------------------
      25,000   High Tech Computer Corp.                                    735
--------------------------------------------------------------------------------
     582,000   Hon Hai Precision Industry Co., Ltd.                      3,701
--------------------------------------------------------------------------------
   1,848,000   Lite-On Technology Corp.                                  2,858
--------------------------------------------------------------------------------
                                                                         7,294
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
14

Global Growth - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

TURKEY -- 0.4%
--------------------------------------------------------------------------------
     625,000   Turkiye Garanti Bankasi AS                             $  1,875
--------------------------------------------------------------------------------
UNITED KINGDOM -- 8.0%
--------------------------------------------------------------------------------
     286,710   Amvescap plc                                              2,803
--------------------------------------------------------------------------------
     955,000   Carphone Warehouse Group plc                              5,784
--------------------------------------------------------------------------------
     190,000   GlaxoSmithKline plc                                       5,254
--------------------------------------------------------------------------------
     164,542   Man Group plc                                             7,195
--------------------------------------------------------------------------------
     138,765   Reckitt Benckiser plc                                     5,097
--------------------------------------------------------------------------------
      76,000   Rio Tinto plc                                             4,218
--------------------------------------------------------------------------------
     142,917   Standard Chartered plc                                    3,508
--------------------------------------------------------------------------------
                                                                        33,859
--------------------------------------------------------------------------------
UNITED STATES -- 38.7%
--------------------------------------------------------------------------------
      66,000   Air Products & Chemicals, Inc.                            4,280
--------------------------------------------------------------------------------
     130,000   Akamai Technologies, Inc.(1)(2)                           4,068
--------------------------------------------------------------------------------
     107,700   American Express Co.                                      5,854
--------------------------------------------------------------------------------
      62,900   American International Group, Inc.                        3,825
--------------------------------------------------------------------------------
     184,370   American Tower Corp. Cl A(2)                              5,710
--------------------------------------------------------------------------------
     102,500   Automatic Data Processing, Inc.                           4,660
--------------------------------------------------------------------------------
      67,500   Boeing Co.                                                5,619
--------------------------------------------------------------------------------
      58,000   Caterpillar Inc.                                          4,231
--------------------------------------------------------------------------------
     118,365   Cheesecake Factory Inc.(2)                                3,463
--------------------------------------------------------------------------------
      35,000   Colgate-Palmolive Co.                                     2,112
--------------------------------------------------------------------------------
     166,000   Corning Inc.(2)                                           4,026
--------------------------------------------------------------------------------
      25,000   Corporate Executive Board Co. (The)                       2,543
--------------------------------------------------------------------------------
     189,000   CVS Corp.                                                 5,273
--------------------------------------------------------------------------------
      80,200   Danaher Corp.                                             5,141
--------------------------------------------------------------------------------
     122,000   Disney (Walt) Co.                                         3,721
--------------------------------------------------------------------------------
     358,400   EMC Corp.(2)                                              4,588
--------------------------------------------------------------------------------
      81,200   Exxon Mobil Corp.                                         4,946
--------------------------------------------------------------------------------
      83,500   FMC Technologies Inc.(1)(2)                               5,573
--------------------------------------------------------------------------------
      51,000   Gen-Probe Inc.(1)(2)                                      2,754
--------------------------------------------------------------------------------
      54,910   Genentech, Inc.(2)                                        4,555
--------------------------------------------------------------------------------
      36,530   Goldman Sachs Group, Inc. (The)                           5,514
--------------------------------------------------------------------------------
      51,200   Harrah's Entertainment, Inc.                              3,893
--------------------------------------------------------------------------------
      74,500   Laboratory Corporation
               of America Holdings(2)                                    4,422
--------------------------------------------------------------------------------
      88,000   Lamar Advertising Co. Cl A(1)(2)                          4,798
--------------------------------------------------------------------------------
      66,233   Las Vegas Sands Corp.(2)                                  4,677
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

      64,000   Manpower Inc.                                          $  4,213
--------------------------------------------------------------------------------
      59,510   Medtronic, Inc.                                           3,005
--------------------------------------------------------------------------------
      57,000   Monsanto Co.                                              4,797
--------------------------------------------------------------------------------
     114,906   Monster Worldwide Inc.(1)(2)                              5,615
--------------------------------------------------------------------------------
      60,361   National Financial Partners Corp.(1)                      2,707
--------------------------------------------------------------------------------
      27,500   Peabody Energy Corp.                                      1,714
--------------------------------------------------------------------------------
      48,156   Prudential Financial, Inc.                                3,667
--------------------------------------------------------------------------------
     109,000   QUALCOMM Inc.                                             4,927
--------------------------------------------------------------------------------
      98,000   SEI Investments Co.(1)                                    4,448
--------------------------------------------------------------------------------
      88,200   SLM Corporation                                           4,742
--------------------------------------------------------------------------------
      52,750   Textron Inc.                                              4,796
--------------------------------------------------------------------------------
      25,000   Transocean Inc.(2)                                        2,034
--------------------------------------------------------------------------------
     115,566   XTO Energy Inc.                                           4,764
--------------------------------------------------------------------------------
      71,300   Yahoo! Inc.(2)                                            2,252
--------------------------------------------------------------------------------
                                                                       163,927
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $308,242)                                                        417,864
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.9%

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
10.375%, 11/15/12, valued at $3,672), in a joint
trading account at 4.85%, dated 5/31/06,
due 6/1/06 (Delivery value $3,600)
(Cost $3,600)                                                            3,600
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) -- 22.4%

REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.06%, dated 5/31/06, due 6/1/06
(Delivery value $95,090)
(Cost $95,077)                                                          95,077
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.9%
(Cost $406,919)                                                        516,541
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (21.9)%                                (92,737)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $423,804
================================================================================

See Notes to Financial Statements.                                   (continued)

------
15

Global Growth - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                                26.2%
--------------------------------------------------------------------------------
Industrials                                                               15.7%
--------------------------------------------------------------------------------
Information Technology                                                    13.4%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    12.0%
--------------------------------------------------------------------------------
Energy                                                                    10.5%
--------------------------------------------------------------------------------
Health Care                                                                7.0%
--------------------------------------------------------------------------------
Materials                                                                  6.9%
--------------------------------------------------------------------------------
Consumer Staples                                                           3.9%
--------------------------------------------------------------------------------
Telecommunication Services                                                 3.0%
--------------------------------------------------------------------------------
Cash and Cash Equivalents(+)                                               1.4%
--------------------------------------------------------------------------------

(+)Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
GDR = Global Depositary Receipt

(1) Security, or a portion thereof, was on loan as of May 31, 2006.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of May 31, 2006, was
$147,884 (in thousands), which represented 34.9% of total net assets.

See Notes to Financial Statements.

------
16

International Value - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                                      ----------------------
                                                      AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------
                                                                    SINCE     INCEPTION
                              2 MONTHS(1)   1 YEAR      5 YEARS   INCEPTION      DATE
------------------------------------------------------------------------------------------
A CLASS                                                                         3/31/97
   No sales charge*             1.42%(2)    24.74%(2)    8.16%      5.34%(2)
   With sales charge*          -4.38%(2)    17.56%(2)    6.89%      4.66%(2)
------------------------------------------------------------------------------------------
MSCI EAFE INDEX                 0.71%       28.24%       9.10%      7.01%
------------------------------------------------------------------------------------------
Investor Class(1)                                                               4/3/06
   Before redemption fee          --          --          --        0.23%
   Net of redemption fee(3)       --          --          --       -1.77%
------------------------------------------------------------------------------------------
Institutional Class(1)                                                          4/3/06
   Before redemption fee          --          --          --        0.31%
   Net of redemption fee(3)       --          --          --       -1.69%
------------------------------------------------------------------------------------------
B Class                                                                         3/31/97
   No sales charge*             1.36%(2)    23.80%(2)    7.39%      4.64%
   With sales charge*          -3.64%(2)    19.80%(2)    7.24%      4.64%
------------------------------------------------------------------------------------------
C Class(1)                                                                      4/3/06
   No sales charge*               --          --          --        0.08%
   With sales charge*             --          --          --       -0.92%
------------------------------------------------------------------------------------------
R Class(1)                                                                      4/3/06
   Before redemption fee          --          --          --        0.16%
   Net of redemption fee(3)       --          --          --       -1.85%
------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns would have been lower if the class had not received partial reimbursements of distribution and service fees during the periods.

(3) Returns reflect the deduction of a 2.00% redemption fee, incurred if shares were redeemed within the first 60 days after purchase.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
17

International Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended May 31
------------------------------------------------------------------------------------------------------
            1997*    1998     1999     2000     2001      2002     2003      2004     2005     2006
------------------------------------------------------------------------------------------------------
A Class
(no sales
charge)     1.40%    4.48%   -3.43%    8.40%    -1.91%   -4.88%   -16.59%   30.27%   14.87%   24.74%
------------------------------------------------------------------------------------------------------
MSCI EAFE
Index       7.07%   11.11%    4.36%   17.14%   -17.23%   -9.60%   -12.30%   32.66%   14.62%   28.24%
------------------------------------------------------------------------------------------------------

* From 3/31/97 the A Class's inception date. Not annualized. International Value
  A Class's initial investment is $9,425 to reflect the maximum 5.75% initial sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
18

International Value - Portfolio Commentary

PORTFOLIO MANAGERS: GUANG YANG AND GARY MOTYL

We are pleased to provide this initial report on your investment with American
Century Investments. On March 31, 2006, American Century Investments acquired all of the net assets of Mason Street International Equity Fund pursuant to a plan of reorganization approved by the acquired fund's shareholders. This fund was reorganized into a newly created fund, International Value, issued by
American Century World Mutual Funds, Inc. (ACWMF). Therefore, this two-month report is being provided based on the financial statement reporting period of
ACWMF.

The fund will continue to be sub-advised by Templeton Investment Counsel, LLC, and its investment objective and policy have not changed--the fund seeks long-term growth of capital by investing the majority of its assets in securities of companies outside the United States that we believe are undervalued.

PORTFOLIO PERFORMANCE

In the two months since the reorganization, the fund returned 1.42%*. By comparison, the fund's benchmark, the MSCI EAFE Index, returned 0.71%. One of the key reasons for International Value's strong performance relative to its benchmark was our positioning among the industrials, financials, and information technology sectors. However, the fund's return would have been even better relative to its benchmark but for our stock selection among health care shares.

In the broader market, international stocks ended the period on a down note amid worry about rising inflation and interest rates after hitting record highs early in May. In that environment, value-oriented shares outperformed growth stocks, as the EAFE Value and Growth Indexes returned 1.28% and 0.13%, respectively.

INDUSTRIAL-STRENGTH RETURNS

Solid global economic growth helped industrial firms, with strong demand for shipping and logistics services, heavy equipment and cranes, and machine parts leading to growth in sales, earnings, and orders.

Some of the portfolio's top contributors to relative and absolute returns from this segment were KCI Konecranes and Deutsche Post, both of which we were overweight relative to our benchmark. KCI Konecranes is a Finland-based machinery and engineering firm

TOP TEN HOLDINGS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                           AS OF                  AS OF
                                           5/31/06               3/31/06
--------------------------------------------------------------------------------
ING Groep N.V. CVA                          1.6%                  1.5%
--------------------------------------------------------------------------------
Samsung Electronics                         1.6%                   --
--------------------------------------------------------------------------------
E.On AG                                     1.6%                  1.4%
--------------------------------------------------------------------------------
Axa SA                                      1.6%                  1.4%
--------------------------------------------------------------------------------
BASF AG                                     1.6%                  1.4%
--------------------------------------------------------------------------------
Deutsche Post AG                            1.5%                  1.3%
--------------------------------------------------------------------------------
Sanofi-Aventis                              1.5%                  1.4%
--------------------------------------------------------------------------------
Telenor ASA                                 1.5%                  1.1%
--------------------------------------------------------------------------------
Repsol YPF SA                               1.4%                   --
--------------------------------------------------------------------------------
Rolls-Royce Group plc                       1.4%                  1.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for A Class shares and are not reduced by sales charges. A Class shares are subject to a maximum sales charge of 4.50%. Had the sales charge been applied, returns would be lower than those shown.
 Total returns for periods less than one year are not annualized.    (continued)

------
19

International Value - Portfolio Commentary

experiencing surging orders in its specialty crane business unit.

Deutsche Post is Europe's leading postal service, which we believe is trading at a compelling valuation. During the period, the company raised its profit forecast and said it was contemplating a stock buy-back and dividend increase.

ADDING VALUE IN FINANCIALS

We added value relative to our benchmark in the last two months in financials by avoiding some underperformers. We've been underweight in this sector based on our belief that these stocks were priced for perfection on inflation and interest rates, and that the sector in general is fairly valued. We think this is particularly true of Japanese banks, which had a very strong run until stumbling in May, as it looks increasingly likely that the government is going to raise interest rates for the first time in more than five years.

HEALTH CARE HURTS

The biggest detractor from performance relative to our benchmark was our positioning among health care stocks, particularly in pharmaceuticals. For example, we were underweight in GlaxoSmithKline, Roche, and AstraZeneca-- all of
which had positive returns in dollar terms--because of such factors as valuations, drug safety concerns, and earnings pressure likely to result from competition by generics.

OUR COMMITMENT

As bottom-up managers, we build the International Value portfolio stock by stock, looking for companies trading at a discount to our estimate of their worth. What's more, we have a long-term focus, which allows us to wait patiently for the opportunity to purchase stocks at bargain levels. The depth of our research also gives us the conviction to wait for the market to reflect the fair value of a stock once it is added to our portfolio. We believe these elements of value, patience, and bottom-up stock selection are critical to successful long-term investing.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                           AS OF                  AS OF
                                          5/31/06               3/31/06
--------------------------------------------------------------------------------
Foreign Common Stocks
and Rights                                  97.4%                 88.6%
--------------------------------------------------------------------------------
Foreign Preferred Stocks                    1.2%                   --
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                       98.6%                 88.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                 0.2%                   --
--------------------------------------------------------------------------------
Other Assets
and Liabilities                             1.2%                  11.4%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        5/31/06               3/31/06
--------------------------------------------------------------------------------
United Kingdom                           18.3%                 19.4%
--------------------------------------------------------------------------------
Japan                                     9.9%                 10.0%
--------------------------------------------------------------------------------
France                                    9.9%                  7.6%
--------------------------------------------------------------------------------
Netherlands                               7.9%                  7.6%
--------------------------------------------------------------------------------
Germany                                   6.6%                  6.3%
--------------------------------------------------------------------------------
South Korea                               5.3%                  1.4%
--------------------------------------------------------------------------------
Sweden                                    5.0%                  5.4%
--------------------------------------------------------------------------------
Spain                                     4.3%                  1.1%
--------------------------------------------------------------------------------
Hong Kong                                 3.9%                  3.6%
--------------------------------------------------------------------------------
Australia                                 3.5%                  3.7%
--------------------------------------------------------------------------------
Italy                                     3.5%                  3.1%
--------------------------------------------------------------------------------
Other Countries                          20.5%                 19.4%
--------------------------------------------------------------------------------
Cash and Equivalents(1)                   1.4%                 11.4%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments and other assets and liabilities.

------
20

International Value - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------

COMMON STOCKS AND RIGHTS -- 97.4%

AUSTRALIA -- 3.5%
--------------------------------------------------------------------------------
      98,950   Alumina Ltd.                                            $   502
--------------------------------------------------------------------------------
       4,630   Australia & New Zealand
               Banking Group Ltd.                                           92
--------------------------------------------------------------------------------
      26,770   BHP Billiton Ltd.                                           579
--------------------------------------------------------------------------------
      26,912   National Australia Bank Ltd.                                718
--------------------------------------------------------------------------------
                                                                         1,891
--------------------------------------------------------------------------------
BELGIUM -- 0.4%
--------------------------------------------------------------------------------
      11,400   AGFA-Gevaert N.V.                                           231
--------------------------------------------------------------------------------
BERMUDA -- 1.7%
--------------------------------------------------------------------------------
      11,760   Ace, Ltd.                                                   608
--------------------------------------------------------------------------------
       4,700   XL Capital Ltd. Cl A                                        297
--------------------------------------------------------------------------------
                                                                           905
--------------------------------------------------------------------------------
CANADA -- 2.5%
--------------------------------------------------------------------------------
       5,740   Alcan Inc.                                                  297
--------------------------------------------------------------------------------
      22,250   BCE Inc.                                                    536
--------------------------------------------------------------------------------
      21,300   Celestica Inc.(1)                                           201
--------------------------------------------------------------------------------
      49,300   Domtar Inc.(1)                                              323
--------------------------------------------------------------------------------
                                                                         1,357
--------------------------------------------------------------------------------
DENMARK -- 0.9%
--------------------------------------------------------------------------------
      18,904   Vestas Wind Systems AS(1)                                   487
--------------------------------------------------------------------------------
FINLAND -- 3.0%
--------------------------------------------------------------------------------
      32,760   KCI Konecranes Oyj                                          668
--------------------------------------------------------------------------------
      34,110   Stora Enso Oyj R Shares                                     477
--------------------------------------------------------------------------------
      20,660   UPM-Kymmene Oyj                                             443
--------------------------------------------------------------------------------
                                                                         1,588
--------------------------------------------------------------------------------
FRANCE -- 9.9%
--------------------------------------------------------------------------------
       8,700   Accor SA                                                    510
--------------------------------------------------------------------------------
         970   Arkema Rights(1)                                              3
--------------------------------------------------------------------------------
      24,219   Axa SA                                                      842
--------------------------------------------------------------------------------
       8,110   Compagnie Generale des
               Etablissements Michelin Cl B                                531
--------------------------------------------------------------------------------
       6,680   Electricite de France(1)                                    364
--------------------------------------------------------------------------------
      21,700   France Telecom SA                                           501
--------------------------------------------------------------------------------
       8,483   Sanofi-Aventis                                              802
--------------------------------------------------------------------------------
       4,378   Societe BIC SA(1)                                           293
--------------------------------------------------------------------------------
      18,760   Suez SA                                                     722
--------------------------------------------------------------------------------
      15,920   Thomson(1)                                                  303
--------------------------------------------------------------------------------
       3,880   Total SA                                                    253
--------------------------------------------------------------------------------
       5,032   Valeo SA(1)                                                 193
--------------------------------------------------------------------------------
                                                                         5,317
--------------------------------------------------------------------------------
GERMANY -- 6.6%
--------------------------------------------------------------------------------
      10,320   BASF AG                                                     840
--------------------------------------------------------------------------------
      11,900   Bayerische Motoren Werke AG                                 612
--------------------------------------------------------------------------------
      30,710   Deutsche Post AG                                            832
--------------------------------------------------------------------------------
       7,520   E.On AG                                                     868
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------

      25,810   Infineon Technologies AG(1)                             $   293
--------------------------------------------------------------------------------
       1,000   Siemens AG ADR                                               86
--------------------------------------------------------------------------------
                                                                         3,531
--------------------------------------------------------------------------------
HONG KONG -- 3.9%
--------------------------------------------------------------------------------
      54,300   Cheung Kong Holdings Ltd.                                   582
--------------------------------------------------------------------------------
         948   CK Life Sciences International
               Holdings Inc.(1)                                              -
--------------------------------------------------------------------------------
      80,948   HongKong Electric Holdings                                  353
--------------------------------------------------------------------------------
      56,900   Hutchison Whampoa Ltd.                                      512
--------------------------------------------------------------------------------
      40,500   Swire Pacific Ltd. A Shares                                 380
--------------------------------------------------------------------------------
     146,000   Swire Pacific Ltd. B Shares                                 250
--------------------------------------------------------------------------------
                                                                         2,077
--------------------------------------------------------------------------------
ISRAEL -- 0.7%
--------------------------------------------------------------------------------
      19,490   Check Point Software
               Technologies(1)                                             377
--------------------------------------------------------------------------------
ITALY -- 3.5%
--------------------------------------------------------------------------------
      81,809   Banca Nazionale del Lavoro SpA                              336
--------------------------------------------------------------------------------
      21,370   ENI SpA                                                     647
--------------------------------------------------------------------------------
      23,415   RAS Holding SpA                                             570
--------------------------------------------------------------------------------
      42,150   UniCredito Italiano SpA                                     321
--------------------------------------------------------------------------------
                                                                         1,874
--------------------------------------------------------------------------------
JAPAN -- 9.9%
--------------------------------------------------------------------------------
          57   East Japan Railway Company                                  410
--------------------------------------------------------------------------------
       8,200   Fuji Photo Film Co. Ltd.                                    270
--------------------------------------------------------------------------------
      62,400   Hitachi Ltd.                                                424
--------------------------------------------------------------------------------
       4,200   Mabuchi Motor Co. Ltd.                                      250
--------------------------------------------------------------------------------
       3,400   Nintendo Co., Ltd.                                          576
--------------------------------------------------------------------------------
         101   Nippon Telegraph & Telephone Corp.                          499
--------------------------------------------------------------------------------
      17,600   Nomura Holdings, Inc.                                       345
--------------------------------------------------------------------------------
      11,900   Olympus Corp.                                               326
--------------------------------------------------------------------------------
       4,800   Ono Pharmaceutical Co Ltd.                                  238
--------------------------------------------------------------------------------
      57,600   Sompo Japan Insurance Inc.                                  736
--------------------------------------------------------------------------------
      12,300   Sony Corp.                                                  556
--------------------------------------------------------------------------------
      10,600   Takeda Pharmaceutical Co Ltd.                               692
--------------------------------------------------------------------------------
         300   Toshiba Corp.                                                 2
--------------------------------------------------------------------------------
                                                                         5,324
--------------------------------------------------------------------------------
MEXICO -- 1.0%
--------------------------------------------------------------------------------
      26,460   Telefonos de Mexico SA
               de CV Series L ADR                                          524
--------------------------------------------------------------------------------
NETHERLANDS -- 7.9%
--------------------------------------------------------------------------------
      12,580   Akzo Nobel N.V.                                             679
--------------------------------------------------------------------------------
      22,430   ING Groep N.V. CVA                                          879
--------------------------------------------------------------------------------
      23,417   Koninklijke Royal Philips
               Electronics N.V.                                            740
--------------------------------------------------------------------------------
      33,730   Reed Elsevier N.V.                                          492
--------------------------------------------------------------------------------
      21,145   Royal Dutch Shell plc B Shares                              732
--------------------------------------------------------------------------------
       5,860   SBM Offshore N.V.                                           628
--------------------------------------------------------------------------------
       5,240   Wolters Kluwer N.V.                                         124
--------------------------------------------------------------------------------
                                                                         4,274
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
21

International Value - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------

NORWAY -- 2.6%
--------------------------------------------------------------------------------
      42,671   Norske Skogindustrier ASA                               $   617
--------------------------------------------------------------------------------
      62,970   Telenor ASA                                                 794
--------------------------------------------------------------------------------
                                                                         1,411
--------------------------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 0.5%
--------------------------------------------------------------------------------
     824,000   China Telecom Corporation
               Limited H Shares                                            272
--------------------------------------------------------------------------------
PORTUGAL -- 0.7%
--------------------------------------------------------------------------------
      32,950   Portugal Telecom SGPS SA                                    389
--------------------------------------------------------------------------------
SINGAPORE -- 1.3%
--------------------------------------------------------------------------------
      61,500   DBS Group Holdings Ltd.                                     682
--------------------------------------------------------------------------------
SOUTH KOREA -- 5.3%
--------------------------------------------------------------------------------
       6,890   Kookmin Bank                                                556
--------------------------------------------------------------------------------
      13,780   Korea Electric Power Corp.                                  563
--------------------------------------------------------------------------------
      19,660   KT Corp. ADR                                                434
--------------------------------------------------------------------------------
       1,370   Samsung Electronics                                         874
--------------------------------------------------------------------------------
      16,530   SK Telecom Co. Ltd. ADR                                     431
--------------------------------------------------------------------------------
                                                                         2,858
--------------------------------------------------------------------------------
SPAIN -- 4.3%
--------------------------------------------------------------------------------
      41,710   Banco Santander Central Hispano SA                          603
--------------------------------------------------------------------------------
       9,260   Iberdrola SA                                                297
--------------------------------------------------------------------------------
      27,430   Repsol YPF SA                                               769
--------------------------------------------------------------------------------
      13,460   Telefonica SA ADR                                           661
--------------------------------------------------------------------------------
                                                                         2,330
--------------------------------------------------------------------------------
SWEDEN -- 5.0%
--------------------------------------------------------------------------------
      25,490   Atlas Copco AB A Shares                                     691
--------------------------------------------------------------------------------
      43,510   Nordea Bank AB                                              525
--------------------------------------------------------------------------------
      47,630   Nordea Bank AB FDR                                          575
--------------------------------------------------------------------------------
      32,850   Securitas AB B Shares                                       628
--------------------------------------------------------------------------------
       5,020   Volvo AB Cl B                                               245
--------------------------------------------------------------------------------
                                                                         2,664
--------------------------------------------------------------------------------
SWITZERLAND -- 2.3%
--------------------------------------------------------------------------------
       2,030   Nestle SA                                                   608
--------------------------------------------------------------------------------
       9,307   Swiss Reinsurance                                           654
--------------------------------------------------------------------------------
                                                                         1,262
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) -- 1.7%
--------------------------------------------------------------------------------
      14,300   Chunghwa Telecom Co. Ltd. ADR                               293
--------------------------------------------------------------------------------
     292,000   Compal Electronics Inc.                                     296
--------------------------------------------------------------------------------
     210,000   Lite-On Technology Corp.                                    325
--------------------------------------------------------------------------------
                                                                           914
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------

UNITED KINGDOM -- 18.3%
--------------------------------------------------------------------------------
      92,850   BAE Systems plc                                         $   665
--------------------------------------------------------------------------------
      21,277   Boots Group plc                                             283
--------------------------------------------------------------------------------
      54,390   BP plc                                                      641
--------------------------------------------------------------------------------
      65,150   British Airways plc(1)                                      417
--------------------------------------------------------------------------------
      63,150   British Sky Broadcasting plc                                627
--------------------------------------------------------------------------------
      56,630    Cadbury Schweppes plc                                      546
--------------------------------------------------------------------------------
      76,750   Compass Group plc                                           339
--------------------------------------------------------------------------------
      18,940   GlaxoSmithKline plc                                         524
--------------------------------------------------------------------------------
      28,000   HSBC Holdings plc                                           490
--------------------------------------------------------------------------------
      59,370   Lloyds TSB Group plc                                        564
--------------------------------------------------------------------------------
      35,602   National Grid plc                                           404
--------------------------------------------------------------------------------
      40,140   Pearson plc                                                 546
--------------------------------------------------------------------------------
     139,260   Rentokil Initial plc                                        377
--------------------------------------------------------------------------------
      99,630   Rolls-Royce Group plc(1)                                    769
--------------------------------------------------------------------------------
      15,640   Royal Bank of Scotland Group plc                            510
--------------------------------------------------------------------------------
      17,610   Shire plc                                                   259
--------------------------------------------------------------------------------
      25,120   Smiths Group plc                                            417
--------------------------------------------------------------------------------
      19,350   Standard Chartered plc                                      475
--------------------------------------------------------------------------------
      18,085   Unilever plc                                                407
--------------------------------------------------------------------------------
     263,890   Vodafone Group plc                                          607
--------------------------------------------------------------------------------
                                                                         9,867
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND RIGHTS
(Cost $36,158)                                                          52,406
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.2%

BRAZIL -- 1.2%
--------------------------------------------------------------------------------
      10,430   Comphania Vale do Rio Doce ADR                              407
--------------------------------------------------------------------------------
       7,470   Empresa Brasiliera
               de Aeronautica SA ADR                                       250
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $302)                                                                657
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.2%

        $100   FHLB Discount Notes,
               4.90%, 6/1/06(2)
(Cost $100)                                                                100
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 98.8%
(Cost $36,560)                                                          53,163
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 1.2%                                       623
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $53,786
================================================================================

See Notes to Financial Statements.                                  (continued)

------
22

International Value - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                                23.4%
--------------------------------------------------------------------------------
Industrials                                                               14.5%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    11.3%
--------------------------------------------------------------------------------
Telecommunication Services                                                11.0%
--------------------------------------------------------------------------------
Materials                                                                  9.6%
--------------------------------------------------------------------------------
Energy                                                                     6.8%
--------------------------------------------------------------------------------
Information Technology                                                     6.7%
--------------------------------------------------------------------------------
Utilities                                                                  6.6%
--------------------------------------------------------------------------------
Health Care                                                                5.3%
--------------------------------------------------------------------------------
Consumer Staples                                                           3.4%
--------------------------------------------------------------------------------
Cash and Cash Equivalents(+)                                               1.4%
--------------------------------------------------------------------------------

(+)Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FDR = Finnish Depository Receipt
FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of May 31, 2006, was
$31,618 (in thousands), which represented 58.8% of total net assets.

See Notes to Financial Statements.

------
23

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
24

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                        BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE   ACCOUNT VALUE    12/1/05 -       EXPENSE
                         12/1/05         5/31/06        5/31/06        RATIO*
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000        $1,141.90         $6.62          1.24%
--------------------------------------------------------------------------------
Institutional Class      $1,000        $1,142.60         $5.56          1.04%
--------------------------------------------------------------------------------
Advisor Class            $1,000        $1,140.40         $7.95          1.49%
--------------------------------------------------------------------------------
A Class                  $1,000        $1,140.20         $7.95          1.49%
--------------------------------------------------------------------------------
B Class                  $1,000        $1,136.00        $11.93          2.24%
--------------------------------------------------------------------------------
C Class                  $1,000        $1,135.70        $11.93          2.24%
--------------------------------------------------------------------------------
R Class                  $1,000        $1,139.80         $9.28          1.74%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000        $1,018.75         $6.24          1.24%
--------------------------------------------------------------------------------
Institutional Class      $1,000        $1,019.75         $5.24          1.04%
--------------------------------------------------------------------------------
Advisor Class            $1,000        $1,017.50         $7.49          1.49%
--------------------------------------------------------------------------------
A Class                  $1,000        $1,017.50         $7.49          1.49%
--------------------------------------------------------------------------------
B Class                  $1,000        $1,013.76        $11.25          2.24%
--------------------------------------------------------------------------------
C Class                  $1,000        $1,013.76        $11.25          2.24%
--------------------------------------------------------------------------------
R Class                  $1,000        $1,016.26         $8.75          1.74%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(continued)

------
25

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                        BEGINNING       ENDING      DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE    12/1/05 -       EXPENSE
                         12/1/05        5/31/06        5/31/06        RATIO*
--------------------------------------------------------------------------------
GLOBAL GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,095.40         $6.84          1.31%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,096.90         $5.80          1.11%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,094.80         $8.15          1.56%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,077.20         $8.08          1.56%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,073.60        $11.94          2.31%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,089.60        $12.03          2.31%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,093.80         $9.45          1.81%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,018.40         $6.59          1.31%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,019.40         $5.59          1.11%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,017.15         $7.85          1.56%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,017.15         $7.85          1.56%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,013.41        $11.60          2.31%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,013.41        $11.60          2.31%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,015.91         $9.10          1.81%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(continued)

------
26

Shareholder Fee Examples (Unaudited)

------------------------------------------------------------------------------------------
                                                            EXPENSES PAID
                             BEGINNING        ENDING       DURING PERIOD(1)   ANNUALIZED
                           ACCOUNT VALUE   ACCOUNT VALUE      12/1/05 -         EXPENSE
                              12/1/05         5/31/06          5/31/06         RATIO(1)
------------------------------------------------------------------------------------------
INTERNATIONAL VALUE SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------
Investor Class                $1,000       $1,002.30(2)        $2.07(5)          1.30%
------------------------------------------------------------------------------------------
Institutional Class           $1,000       $1,003.10(2)        $1.75(5)          1.10%
------------------------------------------------------------------------------------------
A Class (after waiver)(4)     $1,000       $1,014.20(3)        $2.36(6)          1.40%
------------------------------------------------------------------------------------------
A Class (before waiver)       $1,000       $1,014.20(3)(7)     $2.61(6)          1.55%
------------------------------------------------------------------------------------------
B Class (after waiver)(4)     $1,000       $1,013.60(3)        $3.52(6)          2.09%
------------------------------------------------------------------------------------------
B Class (before waiver)       $1,000       $1,013.60(3)(7)     $3.87(6)          2.30%
------------------------------------------------------------------------------------------
C Class                       $1,000       $1,000.80(2)        $3.66(5)          2.30%
------------------------------------------------------------------------------------------
R Class                       $1,000       $1,001.60(2)        $2.86(5)          1.80%
------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------
Investor Class                $1,000       $1,018.45(8)        $6.54(8)          1.30%
------------------------------------------------------------------------------------------
Institutional Class           $1,000       $1,019.45(8)        $5.54(8)          1.10%
------------------------------------------------------------------------------------------
A Class (after waiver)(4)     $1,000       $1,017.95           $7.04             1.40%
------------------------------------------------------------------------------------------
A Class (before waiver)       $1,000       $1,017.20           $7.80             1.55%
------------------------------------------------------------------------------------------
B Class (after waiver)(4)     $1,000       $1,014.51          $10.50             2.09%
------------------------------------------------------------------------------------------
B Class (before waiver)       $1,000       $1,013.46          $11.55             2.30%
------------------------------------------------------------------------------------------
C Class                       $1,000       $1,013.46(8)       $11.55(8)          2.30%
------------------------------------------------------------------------------------------
R Class                       $1,000       $1,015.96(8)        $9.05(8)          1.80%
------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from April 3, 2006
    (commencement of sale) through May 31, 2006.

(3) Ending account value based on actual return from April 1, 2006 through May
    31, 2006. International Value's fiscal year end was changed from March 31 to
    November 30, resulting in a two-month semiannual reporting period (see Note
    9).

(4) During the period ended May 31, 2006, the class received a partial waiver of its distribution and service fees.

(5) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 58, the number of days in the period from April 3, 2006
    (commencement of sale), through May 31, 2006, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(6) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from April 1, 2006 through
    May 31, 2006, divided by 365, to reflect the period. Had the class been available for a full fiscal half-year period, the expenses paid during the period would have been higher.

(7) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and may have resulted in a lower ending account value.

(8) Ending account value and expenses paid during period assumes the class had been available throughout the entire fiscal half-year period and are calculated using the class's annualized expense ratio listed in the table above.

------
27

Statement of Assets and Liabilities

MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                      INTERNATIONAL     GLOBAL    INTERNATIONAL
(AMOUNTS IN THOUSANDS)                   GROWTH         GROWTH        VALUE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $2,041,843, $311,842,
$36,560 and respectively) --
including $684,220, $90,298,
and $- of securities on loan,
respectively                            $2,692,885     $421,464      $53,163
-------------------------------------
Investments made with cash
collateral received
for securities on loan,
at value (cost of $716,003,
$95,077, and $-, respectively)             716,003       95,077           --
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $2,757,846,
$406,919, and $36,560,
respectively)                            3,408,888      516,541       53,163
-------------------------------------
Cash                                            --           --          109
-------------------------------------
Foreign currency holdings,
at value (cost of $71, $275,
and $324, respectively)                         71          274          325
-------------------------------------
Receivable for investments sold                 --        3,153           10
-------------------------------------
Receivable for capital shares sold             192           38          114
-------------------------------------
Dividends and interest receivable            5,078          280          243
--------------------------------------------------------------------------------
                                         3,414,229      520,286       53,964
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                     716,003       95,077           --
-------------------------------------
Disbursements in excess
of demand deposit cash                       7,598          244           --
-------------------------------------
Payable for investments purchased               --          671           87
-------------------------------------
Payable for capital shares redeemed              8           --           26
-------------------------------------
Accrued management fees                      2,899          486           60
-------------------------------------
Distribution fees payable                       76            2            3
-------------------------------------
Service fees (and distribution
fees -- A Class and R Class) payable            78            2            2
--------------------------------------------------------------------------------
                                           726,662       96,482          178
--------------------------------------------------------------------------------

NET ASSETS                              $2,687,567     $423,804      $53,786
================================================================================

See Notes to Financial Statements.                                   (continued)

------
28

Statement of Assets and Liabilities

MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS                 INTERNATIONAL     GLOBAL    INTERNATIONAL
EXCEPT AS NOTED)                         GROWTH         GROWTH        VALUE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value
and paid-in surplus)                    $2,655,882       $344,336       $18,468
-----------------------------------
Accumulated undistributed
net investment income (loss)               (16,964)        (3,860)        1,089
-----------------------------------
Accumulated undistributed net
realized gain (loss) on investment
and foreign currency transactions         (602,494)       (26,300)       17,622
-----------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities
in foreign currencies                      651,143        109,628        16,607
--------------------------------------------------------------------------------
                                        $2,687,567       $423,804       $53,786
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                          $2,222,828,959   $406,598,181       $50,143
-----------------------------------
Shares outstanding                     203,158,173     42,084,657         3,892
-----------------------------------
Net asset value per share                   $10.94          $9.66        $12.88
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                            $114,045,616     $8,064,922   $31,667,141
-----------------------------------
Shares outstanding                      10,404,885        829,123     2,457,442
-----------------------------------
Net asset value per share                   $10.96          $9.73        $12.89
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                            $310,300,571     $5,311,502           N/A
-----------------------------------
Shares outstanding                      28,421,146        554,601           N/A
-----------------------------------
Net asset value per share                   $10.92          $9.58           N/A
--------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                             $29,473,000     $2,686,441   $17,177,875
-----------------------------------
Shares outstanding                       2,696,637        278,321     1,333,721
-----------------------------------
Net asset value per share                   $10.93          $9.65        $12.88
-----------------------------------
Maximum offering price
(net asset value divided by 0.9425)         $11.60         $10.24        $13.67
--------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                              $2,411,694       $208,435    $4,841,051
-----------------------------------
Shares outstanding                         221,672         21,669       381,753
-----------------------------------
Net asset value per share                   $10.88          $9.62        $12.68
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                              $5,851,992       $905,592       $25,022
-----------------------------------
Shares outstanding                         540,654         96,717         1,946
-----------------------------------
Net asset value per share                   $10.82          $9.36        $12.86
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                              $2,655,049        $28,941       $25,042
-----------------------------------
Shares outstanding                         243,018          3,003         1,946
-----------------------------------
Net asset value per share                   $10.93          $9.64        $12.87
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
29

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2006 (EXCEPT AS NOTED) (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL
(AMOUNTS IN THOUSANDS)               GROWTH         GLOBAL GROWTH             INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------
                                   MAY 31, 2006     MAY 31, 2006      MAY 31, 2006(1)   MARCH 31, 2006(2)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------
INCOME:
----------------------------------
Dividends (net of foreign taxes
withheld of $2,583, $226, $89,
and $699, respectively)              $ 26,371         $ 2,739             $   710           $  5,514
----------------------------------
Interest and other income               1,034             147                  14                256
----------------------------------
Securities lending                        918              53                  --                 --
-----------------------------------------------------------------------------------------------------------
                                       28,323           2,939                 724              5,770
-----------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------
Management fees                        16,872           2,754                 120              1,712
----------------------------------
Distribution fees:
----------------------------------
  Advisor Class                           375               6                  --                 --
----------------------------------
  A Class                                  --              --                  --                 22
----------------------------------
  B Class                                   8              --                   6                 36
----------------------------------
  C Class                                  21               3                  --                 --
----------------------------------
Service fees:
----------------------------------
  Advisor Class                           375               6                  --                 --
----------------------------------
  B Class                                   3              --                   2                 --
----------------------------------
  C Class                                   7               1                  --                 --
----------------------------------
Service and distribution fees:
----------------------------------
  A Class                                  36               1                  11                 --
----------------------------------
  R Class                                   6              --                  --                 --
----------------------------------
Shareholder servicing fees
(A Class and B Class)                      --              --                  --                504
----------------------------------
Administrative fees                        --              --                  --                202
----------------------------------
Directors' fees and expenses               26               3                  --                  6
----------------------------------
Other expenses                             24              14                  --                269
-----------------------------------------------------------------------------------------------------------
                                       17,753           2,788                 139              2,751
-----------------------------------------------------------------------------------------------------------
Amount waived                              --              --                  (8)                --
-----------------------------------------------------------------------------------------------------------
                                       17,753           2,788                 131              2,751
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)           10,570             151                 593              3,019
-----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
----------------------------------
Investment transactions               271,755          26,823               2,606             71,060
----------------------------------
Foreign currency transactions         (21,543)           (744)                532               (125)
-----------------------------------------------------------------------------------------------------------
                                      250,212          26,079               3,138             70,935
-----------------------------------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
----------------------------------
Investments                           (43,287)            515              (4,371)           (38,422)
----------------------------------
Translation of assets and
liabilities in foreign currencies     163,712          10,716               1,543                  6
-----------------------------------------------------------------------------------------------------------
                                      120,425          11,231              (2,828)           (38,416)
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)                370,637          37,310                 310             32,519
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETSRESULTING
FROM OPERATIONS                      $381,207         $37,461            $    903           $ 35,538
===========================================================================================================

(1) International Value's fiscal year end was changed from March 31 to November
    30, resulting in a two-month semiannual reporting period (see Note 9).

(2) Year ended March 31, 2006.

See Notes to Financial Statements.

------
30

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                        INTERNATIONAL GROWTH               GLOBAL GROWTH
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS        MAY 31, 2006   NOV. 30, 2005     MAY 31, 2006   NOV. 30, 2005
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income (loss)              $   10,570     $   34,683         $    151       $    (45)
-------------------------------------
Net realized gain (loss)                     250,212        374,500           26,079         31,417
-------------------------------------
Change in net unrealized
appreciation (depreciation)                  120,425        (84,693)          11,231         26,155
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations             381,207        324,490           37,461         57,527
--------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------
  Investor Class                             (40,600)       (25,087)          (2,722)          (804)
-------------------------------------
  Institutional Class                         (4,912)        (3,484)             (80)           (39)
-------------------------------------
  Advisor Class                               (4,014)        (2,209)             (16)            --
-------------------------------------
  A Class                                       (391)          (114)              --             --
-------------------------------------
  B Class                                        (13)            (1)              --             --
-------------------------------------
  C Class                                        (42)            (2)              --             --
-------------------------------------
  R Class                                        (24)            (2)              --             --
--------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                           (49,996)       (30,899)          (2,818)          (843)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                          (433,726)      (478,006)          (2,629)        25,866
--------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       (102,515)      (184,415)          32,014         82,550

NET ASSETS
--------------------------------------------------------------------------------------------------------
Beginning of period                        2,790,082      2,974,497          391,790        309,240
--------------------------------------------------------------------------------------------------------
End of period                             $2,687,567     $2,790,082         $423,804       $391,790
========================================================================================================

Accumulated undistributed
net investment income (loss)                $(16,964)       $22,462          $(3,860)       $(1,193)
========================================================================================================

See Notes to Financial Statements.                                  (continued)

------
31

Statement of Changes in Net Assets

TWO MONTHS ENDED MAY 31, 2006 (UNAUDITED) AND
YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005 (AS NOTED)
-------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                                   INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS       MAY 31, 2006(1)   MARCH 31, 2006(2)  MARCH 31, 2005(2)
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------
Net investment income (loss)                $   593           $   3,019          $   2,384
-------------------------------------
Net realized gain (loss)                      3,138              70,935             11,549
-------------------------------------
Change in net unrealized
appreciation (depreciation)                  (2,828)            (38,416)            13,985
-------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                                 903              35,538             27,918
-------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------
  A Class                                        --              (2,743)            (2,010)
-------------------------------------
  B Class                                        --                 (23)               (22)
-------------------------------------
From net realized gains:
-------------------------------------
  A Class                                        --              (3,924)            (2,190)
-------------------------------------
  B Class                                        --                 (86)               (57)
-------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                               --              (6,776)            (4,279)
-------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions              (6,651)           (177,608)             5,863
-------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        (5,748)           (148,846)            29,502

NET ASSETS
-------------------------------------------------------------------------------------------------
Beginning of period                          59,534             208,380            178,878
-------------------------------------------------------------------------------------------------
End of period                               $53,786            $ 59,534           $208,380
=================================================================================================

Accumulated undistributed
net investment income (loss)                 $1,089                $496               $348
=================================================================================================

(1) International Value's fiscal year end was changed from March 31 to November
    30, resulting in a two-month semiannual reporting period (see Note 9).

(2) Years ended March 31, 2006 and March 31, 2005.

See Notes to Financial Statements.

------
32

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Growth Fund (International
Growth), Global Growth Fund (Global Growth) and International Value Fund
(International Value) (collectively, the funds) are three funds in a series issued by the corporation (see Note 9). The funds are diversified under the 1940
Act. The funds' investment objectives are to seek capital growth. International
Growth pursues its objective by investing primarily in equity securities of foreign companies in developed countries. Global Growth pursues its objective by investing primarily in equity securities of issuers in the United States and other developed countries. International Value pursues its objective by investing primarily in equity securities of foreign companies. International
Value may also invest a portion of its assets in U.S. companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- International Growth and Global Growth are authorized to issue the Investor Class, the Institutional Class, the Advisor Class, the A Class, the
B Class, the C Class and the R Class. International Value is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C
Class and the R Class. The A Class may incur an initial sales charge. The A
Class, B Class and C Class may be subject to a contingent deferred sales charge.
The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Global Growth's R Class commenced on
July 29, 2005. Sale of Global Growth's A Class and B Class commenced on December
1, 2005. Sale of International Value's Investor Class, Institutional Class, C
Class and R Class commenced on April 3, 2006.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- International Growth and Global Growth may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. International Growth and Global Growth continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest

(continued)

------
33

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions. Prior year amounts for International
Value as of March 31, 2006, related to net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The funds may impose a 2% redemption fee on shares held less than
60 days. The redemption fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the funds and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
34

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACGIM (the investment advisor), under which ACGIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by
ACGIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The strategy assets of International Growth includes the assets of NT International Growth Fund, one fund in a series issued by the corporation.

The annual management fee schedule for each class of International Growth is as follows:

--------------------------------------------------------------------------------
                             INVESTOR,
                            A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion               1.50%              1.30%              1.25%
--------------------------------------------------------------------------------
Next $1 billion                1.20%              1.00%              0.95%
--------------------------------------------------------------------------------
Over $2 billon                 1.10%              0.90%              0.85%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Global Growth is as follows:

--------------------------------------------------------------------------------
                              INVESTOR,
                            A, B, C AND R      INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                1.30%              1.10%              1.05%
--------------------------------------------------------------------------------
Next $1 billion                 1.15%              0.95%              0.90%
--------------------------------------------------------------------------------
Over $2 billion                 1.05%              0.85%              0.80%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of International Value is as follows:

---------------------------------------------------------------
                              INVESTOR,
                            A, B, C AND R      INSTITUTIONAL
---------------------------------------------------------------
STRATEGY ASSETS
---------------------------------------------------------------
First $1 billion                1.30%              1.10%
---------------------------------------------------------------
Next $1 billion                 1.20%              0.95%
---------------------------------------------------------------
Over $2 billion                 1.10%              0.85%
---------------------------------------------------------------

The effective annual management fees for the funds for the six months ended May
31, 2006 (except as noted) were as follows:

--------------------------------------------------------------------------------
                              INVESTOR,
                            A, B, C AND R      INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
International Growth            1.24%              1.04%              0.99%
--------------------------------------------------------------------------------
Global Growth                   1.30%              1.10%              1.05%
--------------------------------------------------------------------------------
International Value(1)          1.30%              1.10%               N/A
--------------------------------------------------------------------------------

(1) International Value's fiscal year end changed from March 31 to November 30, resulting in a two-month semiannual reporting period (see Note 9).

(continued)

------
35

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the cash portion of the funds in accordance with the funds' investments objectives, policies and restrictions under the supervision of ACGIM and the Board of
Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the funds.

ACGIM has entered into a Subadvisory Agreement with Templeton Investment
Counsel, LLC (Templeton) on behalf of International Value. Templeton makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining Templeton as the subadvisor of International Value.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                   B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class.
The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A
Class, B Class, C Class and R Class shares. ACGIM has agreed to voluntarily waive a portion of its service and distribution fees through March 31, 2008, by
0.15% for the A Class and 0.21% for the B Class of International Value. For the
two months ended May 31, 2006, the A Class and B Class waived service and distribution fees of $6,381 and $1,758 ($ in full), respectively, for
International Value. Fees incurred under the plans during the periods ended May
31, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

International Growth and Global Growth have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2006 (except as noted), were as follows:

------------------------------------------------------------------------------------
                      INTERNATIONAL GROWTH   GLOBAL GROWTH   INTERNATIONAL VALUE(1)
------------------------------------------------------------------------------------
Purchases                  $1,122,155          $157,995              $12,610
------------------------------------------------------------------------------------
Proceeds from sales        $1,569,305          $155,750              $7,101
------------------------------------------------------------------------------------

(1) International Value's fiscal year end changed from March 31 to November 30, resulting in a two-month semiannual reporting period (see Note 9).

For the six months ended May 31, 2006, International Growth incurred net realized gains of $8,733 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

(continued)

------
36

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (see Note 9):

------------------------------------------------------------------------------------------------------------
                               INTERNATIONAL GROWTH          GLOBAL GROWTH            INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------
                               SHARES       AMOUNT         SHARES      AMOUNT         SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
MAY 31, 2006(1)
SHARES AUTHORIZED            1,000,000                     150,000                    55,000
============================================================================================================
Sold                            19,052    $ 207,163          3,856    $ 37,398             4          $50
-------------------------
Issued in reinvestment
of distributions                 3,470       34,698            289       2,636            --           --
-------------------------
Redeemed                       (50,096)    (537,151)(2)     (4,746)    (45,955)(2)        --           --
------------------------------------------------------------------------------------------------------------
Net increase (decrease)        (27,574)   $(295,290)          (601)   $ (5,921)            4          $50
============================================================================================================
YEAR ENDED
NOVEMBER 30, 2005
SHARES AUTHORIZED            1,000,000                     150,000                       N/A
============================================================================================================
Sold                            37,805    $ 344,487          9,174    $ 76,444
-------------------------
Issued in reinvestment
of distributions                 2,522       22,020            101         777
-------------------------
Redeemed                       (82,031)    (747,794)(3)     (6,636)    (52,915)(3)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)        (41,704)   $(381,287)         2,639    $ 24,306
============================================================================================================

INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
MAY 31, 2006(1)
SHARES AUTHORIZED              150,000                       5,000                    55,000
============================================================================================================
Sold                             3,541    $  37,897            175     $ 1,710         2,457      $31,730
-------------------------
Issued in reinvestment
of distributions                   435        4,357              9          80            --           --
-------------------------
Redeemed                       (18,847)    (201,244)(4)       (324)     (3,205)           --           --
------------------------------------------------------------------------------------------------------------
Net increase (decrease)        (14,871)   $(158,990)          (140)    $(1,415)        2,457      $31,730
============================================================================================================
YEAR ENDED
NOVEMBER 30, 2005
SHARES AUTHORIZED              150,000                       5,000                       N/A
============================================================================================================
Sold                             7,751    $  70,675            220     $ 1,812
-------------------------
Issued in reinvestment
of distributions                   363        3,171              5          39
-------------------------
Redeemed                       (14,979)    (137,041)(5)       (153)     (1,243)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)         (6,865)   $ (63,195)            72     $   608
============================================================================================================

(1) April 3, 2006 (commencement of sale) through May 31, 2006 for International Value.

(2) Net of redemption fees of $48 and $14 for International Growth and Global Growth, respectively.

(3) Net of redemption fees of $55 and $20 for International Growth and Global Growth, respectively.

(4) Net of redemption fees of $6 for International Growth.

(5) Net of redemption fees of $1 for International Growth.

(continued)

------
37

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------------------
                               INTERNATIONAL GROWTH          GLOBAL GROWTH            INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------
                               SHARES       AMOUNT         SHARES      AMOUNT         SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
MAY 31, 2006
SHARES AUTHORIZED              100,000                       5,000                       N/A
============================================================================================================
Sold                             6,683     $ 72,348            293     $ 2,778
-------------------------
Issued in reinvestment
of distributions                   373        3,722              1          13
-------------------------
Redeemed                        (5,361)     (57,734)(1)       (156)     (1,463)(1)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)          1,695     $ 18,336            138     $ 1,328
============================================================================================================
YEAR ENDED
NOVEMBER 30, 2005
SHARES AUTHORIZED              100,000                       5,000                       N/A
============================================================================================================
Sold                            11,746    $ 106,746            189      $1,530
-------------------------
Issued in reinvestment
of distributions                   240        2,089             --          --
-------------------------
Redeemed                       (16,669)    (152,585)(2)       (106)       (826)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)         (4,683)   $ (43,750)            83      $  704
============================================================================================================

A CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
MAY 31, 2006(3)
SHARES AUTHORIZED               25,000                      10,000                    55,000
============================================================================================================
Sold                               433      $ 4,678            279      $2,757            67     $    872
-------------------------
Issued in reinvestment
of distributions                    38          377              --         --            --           --
-------------------------
Redeemed                          (364)      (3,931)            (1)         (8)       (3,035)     (39,209)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)            107      $ 1,124            278      $2,749        (2,968)    $(38,337)
============================================================================================================
YEAR ENDED
NOVEMBER 30, 2005
SHARES AUTHORIZED               25,000                         N/A                       N/A
============================================================================================================
Sold                             1,381      $12,642
-------------------------
Issued in reinvestment
of distributions                    12          110
-------------------------
Redeemed                          (419)     (3,867)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)            974     $  8,885
============================================================================================================
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED                  N/A                         N/A                   179,529
============================================================================================================
Sold                                                                                     474    $   5,502
-------------------------
Issued in reinvestment
of distributions                                                                         565        6,637
-------------------------
Redeemed                                                                             (15,369)    (188,758)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                              (14,330)   $(176,619)
============================================================================================================
YEAR ENDED
MARCH 31, 2005
SHARES AUTHORIZED                  N/A                         N/A                   179,529
============================================================================================================
Sold                                                                                     493      $ 4,940
-------------------------
Issued in reinvestment
of distributions                                                                         387        4,190
-------------------------
Redeemed                                                                                (331)      (3,349)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                  549      $ 5,781
============================================================================================================

(1) Net of redemption fees of $36 and $1 for International Growth and Global Growth, respectively.

(2) Net of redemption fees of $20 for International Growth.

(3) April 1, 2006 through May 31, 2006. International Value's fiscal year end  was changed from March 31 to November 30, resulting in a two-month semiannual reporting period (see Note 9).

(continued)

------
38

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------------------
                               INTERNATIONAL GROWTH          GLOBAL GROWTH            INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------
                               SHARES       AMOUNT         SHARES      AMOUNT         SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------
B CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
MAY 31, 2006(1)
SHARES AUTHORIZED               10,000                      10,000                     5,000
============================================================================================================
Sold                                60        $ 646             22        $208            13        $ 159
-------------------------
Issued in reinvestment
of distributions                     1           10             --          --            --           --
-------------------------
Redeemed                           (13)        (144)            --          --           (24)        (303)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)             48        $ 512             22        $208           (11)       $(144)
============================================================================================================
YEAR ENDED
NOVEMBER 30, 2005
SHARES AUTHORIZED               25,000                         N/A                       N/A
============================================================================================================
Sold                                56         $507
-------------------------
Redeemed                            (9)         (87)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)             47         $420
============================================================================================================
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED                  N/A                         N/A                    90,471
============================================================================================================
Sold                                                                                      54      $   604
-------------------------
Issued in reinvestment
of distributions                                                                           9          108
-------------------------
Redeemed                                                                                (150)      (1,701)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                  (87)     $  (989)
============================================================================================================
YEAR ENDED
MARCH 31, 2005
SHARES AUTHORIZED                  N/A                         N/A                    90,471
============================================================================================================
Sold                                                                                      82        $ 808
-------------------------
Issued in reinvestment
of distributions                                                                           7           78
-------------------------
Redeemed                                                                                 (81)        (804)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                    8        $  82
============================================================================================================

C CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
MAY 31, 2006(2)
SHARES AUTHORIZED               10,000                       5,000                    50,000
============================================================================================================
Sold                                88      $   955             51        $485             2          $25
-------------------------
Issued in reinvestment
of distributions                     3           32             --          --            --           --
-------------------------
Redeemed                           (97)      (1,024)            (7)        (63)           --           --
------------------------------------------------------------------------------------------------------------
Net increase (decrease)             (6)     $   (37)            44        $422             2          $25
============================================================================================================
YEAR ENDED
NOVEMBER 30, 2005
SHARES AUTHORIZED               25,000                       5,000                       N/A
============================================================================================================
Sold                               155      $ 1,389             31        $248
-------------------------
Issued in reinvestment
of distributions                    --            2             --          --
-------------------------
Redeemed                          (194)      (1,765)            (3)        (25)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)            (39)     $  (374)            28        $223
============================================================================================================

(1) April 1, 2006 through May 31, 2006. International Value's fiscal year end was changed from March 31 to November 30, resulting in a two-month semiannual reporting period (see Note 9).

(2) April 3, 2006 (commencement of sale) through May 31, 2006 for International
    Value.

(continued)

------
39

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------------------
                               INTERNATIONAL GROWTH          GLOBAL GROWTH            INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------
                               SHARES       AMOUNT         SHARES      AMOUNT         SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------
R CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
MAY 31, 2006(1)
SHARES AUTHORIZED                5,000                      10,000                     5,000
============================================================================================================
Sold                                72        $ 786             --          --             2          $25
-------------------------
Issued in reinvestment
of distributions                     2           20             --          --            --           --
-------------------------
Redeemed                           (17)        (187)            --          --            --           --
------------------------------------------------------------------------------------------------------------
Net increase (decrease)             57        $ 619             --          --             2          $25
============================================================================================================
YEAR ENDED
NOVEMBER 30, 2005(2)
SHARES AUTHORIZED                5,000                      50,000                       N/A
============================================================================================================
Sold                               163       $1,474              3         $25
-------------------------
Issued in reinvestment
of distributions                    --            2             --          --
-------------------------
Redeemed                           (20)        (181)            --          --
------------------------------------------------------------------------------------------------------------
Net increase (decrease)            143       $1,295              3         $25
============================================================================================================

(1) April 3, 2006 (commencement of sale) through May 31, 2006 for International Value.

(2) July 29, 2005 (commencement of sale) through November 30, 2005 for Global Growth.

5. SECURITIES LENDING

As of May 31, 2006, securities in International Growth and Global Growth, valued at $684,220 and $90,298, respectively, were on loan through the lending agent,
JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM or ACGIM.
Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $716,003 and $95,077, respectively.
International Growth and Global Growth's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

International Growth and Global Growth, along with certain other funds managed by ACIM or ACGIM, have a $500 million unsecured bank line of credit agreement with JPMCB. International Growth and Global Growth may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%.
International Growth and Global Growth did not borrow from the line during the six months ended May 31, 2006.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

(continued)

------
40

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                 INTERNATIONAL                   INTERNATIONAL
                                    GROWTH      GLOBAL GROWTH        VALUE
--------------------------------------------------------------------------------
Federal tax cost of investments   $2,762,504       $406,944         $36,909
================================================================================
Gross tax appreciation
of investments                      $687,587       $115,366         $17,085
--------------------------------
Gross tax depreciation
of investments                       (41,203)        (5,769)           (831)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments       $646,384       $109,597         $16,254
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of November 30, 2005 (except as noted):

--------------------------------------------------------------------------------
                                 INTERNATIONAL                   INTERNATIONAL
                                    GROWTH      GLOBAL GROWTH        VALUE
--------------------------------------------------------------------------------
Accumulated capital losses        $(847,746)      $(52,379)            --
--------------------------------------------------------------------------------
Currency loss deferral                $(125)            --        $(36,669)
--------------------------------------------------------------------------------

(1) As of March 31, 2006.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                     2009           2010             2011
--------------------------------------------------------------------------------
International Growth              $(152,830)     $(637,150)       $(57,766)
--------------------------------------------------------------------------------
Global Growth                      $(23,203)      $(28,717)          $(459)
--------------------------------------------------------------------------------

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2005 or five-month period ended March
31, 2006 for International Value. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. REORGANIZATION PLAN

As of the close of business on March 31, 2006, International Value acquired all of the net assets of the Mason Street International Equity Fund (International
Equity), one fund in a series issued by Mason Street Funds, Inc., pursuant to a plan of reorganization approved by the acquired funds' shareholders on March 15,
2006. In the post-reorganization, International Value is maintaining the financial statements and performance history of International Equity.
International Value's fiscal year end changed from March 31 to November 30.

Prior to the reorganization, International Equity had A Class and B Class shares. At the close of business and as a result of the reorganization, A Class shares and B Class shares of the acquired fund were converted to A Class shares and B Class shares, respectively, of the surviving fund.

A Class and B Class net assets of International Equity before the reorganization were $54,617 and $4,917, respectively. Immediately after the reorganization, A
Class and B Class net assets of International Value were $54,617 and $4,917, respectively.

------
41

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                         2006(1)      2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $9.75       $8.79       $7.54       $6.69       $7.86      $12.05
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income (Loss)(2)         0.04        0.11        0.05        0.06        0.06        0.04
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  1.33        0.94        1.26        0.85       (1.20)      (2.50)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations        1.37        1.05        1.31        0.91       (1.14)      (2.46)
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income             (0.18)      (0.09)      (0.06)      (0.06)      (0.03)        --
--------------------------------------
  From Net Realized Gains                  --          --          --          --          --        (1.73)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                    (0.18)      (0.09)      (0.06)      (0.06)      (0.03)      (1.73)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.94       $9.75       $8.79       $7.54       $6.69       $7.86
==============================================================================================================
  TOTAL RETURN(3)                        14.19%      12.09%      17.45%      13.70%     (14.54)%    (24.18)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.24%(4)       1.23%       1.26%       1.28%       1.25%       1.21%
--------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                    0.77%(4)       1.22%       0.57%       0.84%       0.76%       0.48%
--------------------------------------
Portfolio Turnover Rate                       41%         89%        118%        169%        215%        178%
--------------------------------------
Net Assets, End of Period
(in thousands)                         $2,222,829  $2,249,430  $2,395,249  $2,502,831  $2,410,600  $3,290,867
--------------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
42

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                             INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
                                         2006(1)    2005       2004       2003       2002        2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $9.78      $8.82      $7.56      $6.71      $7.88     $12.07
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income (Loss)(2)         0.04       0.13       0.06       0.07       0.07       0.06
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  1.34       0.94       1.27       0.85      (1.19)     (2.50)
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations        1.38       1.07       1.33       0.92      (1.12)     (2.44)
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income             (0.20)     (0.11)     (0.07)     (0.07)     (0.05)       --
--------------------------------------
  From Net Realized Gains                  --         --         --         --         --       (1.75)
---------------------------------------------------------------------------------------------------------
  Total Distributions                    (0.20)     (0.11)     (0.07)     (0.07)     (0.05)     (1.75)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.96      $9.78      $8.82      $7.56      $6.71      $7.88
=========================================================================================================
  TOTAL RETURN(3)                        14.26%     12.28%     17.78%     13.89%    (14.33)%   (23.96)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.04%(4)      1.03%      1.06%      1.08%      1.05%      1.01%
--------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                   0.97%(4)      1.42%      0.77%      1.04%      0.96%      0.68%
--------------------------------------
Portfolio Turnover Rate                      41%        89%       118%       169%       215%       178%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $114,046   $247,077   $283,330   $301,854   $270,121   $353,399
---------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
43

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                                 ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                         2006(1)     2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $9.72      $8.76      $7.52      $6.66      $7.83     $12.02
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income (Loss)(2)         0.03       0.09       0.03       0.03       0.04       0.02
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  1.32       0.94       1.25       0.87      (1.20)     (2.51)
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations        1.35       1.03       1.28       0.90      (1.16)     (2.49)
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income             (0.15)     (0.07)     (0.04)     (0.04)     (0.01)       --
--------------------------------------
  From Net Realized Gains                  --         --         --         --         --       (1.70)
---------------------------------------------------------------------------------------------------------
  Total Distributions                    (0.15)     (0.07)     (0.04)     (0.04)     (0.01)     (1.70)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.92      $9.72      $8.76      $7.52      $6.66      $7.83
=========================================================================================================
  TOTAL RETURN(3)                        14.04%     11.85%     17.07%     13.62%    (14.81)%   (24.45)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.49%(4)     1.48%      1.51%      1.53%      1.50%      1.46%
--------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                   0.52%(4)     0.97%      0.32%      0.59%      0.51%      0.23%
--------------------------------------
Portfolio Turnover Rate                      41%       89%       118%       169%       215%       178%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $310,301   $259,651   $275,195   $239,256   $196,949   $205,483
---------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
44

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------
                                                           A CLASS
---------------------------------------------------------------------------------------
                                            2006(1)     2005     2004       2003(2)
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $9.73      $8.77     $7.53       $6.10
---------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(3)            0.03       0.09      0.03       (0.02)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)    1.32       0.94      1.25        1.45
---------------------------------------------------------------------------------------
  Total From Investment Operations           1.35       1.03      1.28        1.43
---------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                (0.15)     (0.07)    (0.04)        --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period             $10.93      $9.73     $8.77       $7.53
=======================================================================================
  TOTAL RETURN(4)                           14.02%     11.84%    17.10%      23.44%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.49%(5)     1.48%     1.51%     1.53%(5)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      0.52%(5)     0.97%     0.32%   (0.40)%(5)
-----------------------------------------
Portfolio Turnover Rate                         41%       89%      118%      169%(6)
-----------------------------------------
Net Assets, End of Period (in thousands)    $29,473   $25,193   $14,170       $7,395
---------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
45

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                           B CLASS
----------------------------------------------------------------------------------------
                                             2006(1)    2005      2004         2003(2)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.65     $8.70     $7.48       $6.10
----------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(3)              --(4)     0.02     (0.03)      (0.03)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.31      0.93      1.25        1.41
----------------------------------------------------------------------------------------
  Total From Investment Operations             1.31      0.95      1.22        1.38
----------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                  (0.08)     --(4)      --          --
----------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.88     $9.65     $8.70       $7.48
========================================================================================
  TOTAL RETURN(5)                             13.60%    10.97%    16.31%      22.62%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        2.24%(6)     2.23%     2.26%     2.28%(6)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      (0.23)%(6)     0.22%   (0.43)%   (0.51)%(6)
-----------------------------------------
Portfolio Turnover Rate                           41%       89%      118%      169%(7)
-----------------------------------------
Net Assets, End of Period (in thousands)       $2,412    $1,676    $1,107         $513
----------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
46

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                                  C CLASS
---------------------------------------------------------------------------------------------------------
                                        2006(1)    2005       2004       2003       2002       2001(2)
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $9.60     $8.66      $7.45      $6.60      $7.82       $9.16
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(3)       (0.01)     0.02      (0.03)     (0.01)      --(4)      (0.04)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 1.31      0.92       1.24       0.86      (1.22)      (1.30)
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations       1.30      0.94       1.21       0.85      (1.22)      (1.34)
---------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income            (0.08)     --(4)       --         --         --          --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.82     $9.60      $8.66      $7.45      $6.60       $7.82
=========================================================================================================
  TOTAL RETURN(5)                       13.57%    10.91%     16.24%     12.88%    (15.60)%    (14.63)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   2.24%(6)     2.23%      2.26%      2.28%      2.25%     2.23%(6)
-------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                 (0.23)%(6)     0.22%    (0.43)%    (0.16)%    (0.24)%   (0.99)%(6)
-------------------------------------
Portfolio Turnover Rate                      41%       89%       118%       169%       215%      178%(7)
-------------------------------------
Net Assets, End of Period
(in thousands)                            $5,852    $5,246     $5,070     $1,933       $912         $138
---------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) June 4, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------
47

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                          R CLASS
----------------------------------------------------------------------------------------
                                             2006(1)      2005      2004      2003(2)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.71       $8.75     $7.53       $7.02
----------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(3)             0.03        0.07      0.02       (0.01)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.32        0.94      1.25        0.52
----------------------------------------------------------------------------------------
  Total From Investment Operations            1.35        1.01      1.27        0.51
----------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                 (0.13)      (0.05)    (0.05)        --
----------------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.93       $9.71     $8.75       $7.53
========================================================================================
  TOTAL RETURN(4)                            13.98%      11.58%    16.92%       7.26%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.74%(5)    1.69%(6)     1.76%    1.78%(5)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      0.27%(5)    0.76%(6)     0.07%   (0.74)%(5)
------------------------------------------
Portfolio Turnover Rate                         41%         89%      118%      169%(7)
------------------------------------------
Net Assets, End of Period (in thousands)     $2,655      $1,809      $376           $3
----------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) August 29, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the year ended November 30, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the ratio of operating expenses to average net assets and the ratio of net investment income to average net assets would have been 1.73%
    and 0.72%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
48

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------------------------------
                                        2006(1)     2005       2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $8.88      $7.49      $6.48      $5.39      $6.18      $8.73
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)        0.01       --(3)     (0.01)      --(3)      0.01       --(3)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.83       1.41       1.02       1.09      (0.80)     (1.90)
--------------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.84       1.41       1.01       1.09      (0.79)     (1.90)
--------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income            (0.06)     (0.02)       --         --         --         --
-------------------------------------
  From Net Realized Gains                 --         --         --         --         --       (0.65)
--------------------------------------------------------------------------------------------------------
  Total Distributions                   (0.06)     (0.02)       --         --         --       (0.65)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $9.66      $8.88      $7.49      $6.48      $5.39      $6.18
========================================================================================================
  TOTAL RETURN(4)                        9.54%     18.87%     15.59%     20.22%    (12.78)%   (23.62)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.31%(5)      1.30%      1.30%      1.31%      1.32%      1.30%
-------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                  0.07%(5)    (0.01)%    (0.12)%      0.00%      0.13%    (0.06)%
-------------------------------------
Portfolio Turnover Rate                     37%        36%        79%       152%       278%       232%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $406,598   $378,976   $299,807   $250,306   $213,314   $272,402
--------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006
(unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than
$0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
49

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
                                        2006(1)    2005     2004     2003     2002       2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $8.95     $7.55    $6.52    $5.41     $6.19      $8.74
-------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)        0.01      0.01     --(3)    0.01      0.02       0.01
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.85      1.43     1.03     1.10     (0.80)     (1.90)
-------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.86      1.44     1.03     1.11     (0.78)     (1.89)
-------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income            (0.08)    (0.04)     --       --        --         --
-------------------------------------
  From Net Realized Gains                 --        --       --       --        --       (0.66)
-------------------------------------------------------------------------------------------------
  Total Distributions                   (0.08)    (0.04)     --       --        --       (0.66)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $9.73     $8.95    $7.55    $6.52     $5.41      $6.19
=================================================================================================
  TOTAL RETURN(4)                        9.69%    19.22%   15.80%   20.52%   (12.60)%   (23.53)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.11%(5)    1.10%    1.10%    1.11%     1.12%      1.10%
-------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                  0.27%(5)    0.19%    0.08%    0.20%     0.33%      0.14%
-------------------------------------
Portfolio Turnover Rate                     37%      36%      79%     152%      278%       232%
-------------------------------------
Net Assets, End of Period
(in thousands)                           $8,065   $8,669   $6,774   $7,901    $3,288     $3,907
-------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
50

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
------------------------------------------------------------------------------------------------------
                                        2006(1)     2005      2004      2003     2002       2001
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $8.79      $7.41     $6.43     $5.36     $6.16      $8.72
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)        --(3)     (0.02)    (0.02)    (0.02)    (0.01)      --(3)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.83       1.40      1.00      1.09     (0.79)     (1.93)
------------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.83       1.38      0.98      1.07     (0.80)     (1.93)
------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income            (0.04)       --        --        --        --         --
-------------------------------------
  From Net Realized Gains                 --         --        --        --        --       (0.63)
------------------------------------------------------------------------------------------------------
  Total Distributions                   (0.04)       --        --        --        --       (0.63)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $9.58      $8.79     $7.41     $6.43     $5.36      $6.16
======================================================================================================
  TOTAL RETURN(4)                        9.48%     18.62%    15.24%    19.96%   (12.99)%   (23.97)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.56%(5)     1.55%     1.55%     1.56%     1.57%      1.55%
-------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                 (0.18)%(5)   (0.26)%   (0.37)%   (0.25)%   (0.12)%    (0.31)%
-------------------------------------
Portfolio Turnover Rate                      37%       36%       79%      152%      278%       232%
-------------------------------------
Net Assets, End of Period
(in thousands)                            $5,312    $3,664    $2,475    $1,044      $537       $623
------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
51

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      A CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $9.02
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income (Loss)(2)                                        0.02
------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                0.67
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.69
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
 From Net Investment Income                                            (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $9.65
================================================================================
 TOTAL RETURN(3)                                                        7.72%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.56%(4)
------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         (0.18)%(4)
------------------------------------------------------------------
Portfolio Turnover Rate                                                    37%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $2,686
--------------------------------------------------------------------------------

(1) December 1, 2005 (commencement of sale) through May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
52

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      B CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $9.02
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income (Loss)(2)                                      (0.03)
------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                               0.69
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.66
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
 From Net Investment Income                                           (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $9.62
================================================================================
 TOTAL RETURN(3)                                                       7.36%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     2.31%(4)
------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         (0.93)%(4)
------------------------------------------------------------------
Portfolio Turnover Rate                                                    37%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $208
--------------------------------------------------------------------------------

(1) December 1, 2005 (commencement of sale) through May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
53

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                                  C CLASS
---------------------------------------------------------------------------------------------------
                                              2006(1)     2005      2004      2003      2002(2)
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $8.59      $7.29     $6.37     $5.35       $6.14
---------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(3)             (0.04)     (0.08)    (0.08)    (0.05)      (0.03)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.81       1.38      1.00      1.07       (0.76)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations             0.77       1.30      0.92      1.02       (0.79)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.36      $8.59     $7.29     $6.37       $5.35
===================================================================================================
  TOTAL RETURN(4)                              8.96%     17.83%    14.44%    19.07%     (12.87)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         2.31%(5)     2.30%     2.30%     2.31%     2.32%(5)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       (0.93)%(5)   (1.01)%   (1.12)%   (1.00)%   (0.60)%(5)
------------------------------------------
Portfolio Turnover Rate                            37%       36%       79%      152%      278%(6)
------------------------------------------
Net Assets, End of Period (in thousands)          $906      $454      $184       $56          $25
---------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) March 1, 2002 (commencement of sale) through November 30, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

------
54

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                               R CLASS
--------------------------------------------------------------------------------
                                                        2006(1)        2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $8.86          $8.37
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income (Loss)(3)                        (0.02)         (0.02)
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 0.85           0.51
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.83           0.49
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                             (0.05)           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $9.64          $8.86
================================================================================
  TOTAL RETURN(4)                                         9.38%          5.85%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.81%(5)      1.80%(5)
----------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                 (0.43)%(5)    (0.71)%(5)
----------------------------------------------------
Portfolio Turnover Rate                                      37%        36%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                     $29           $26
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through November 30, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

------
55

International Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $12.85
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
 Net Investment Income (Loss)(2)                                        0.12
-----------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                               (0.09)
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.03
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $12.88
================================================================================
 TOTAL RETURN(3)                                                        0.23%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.30%(4)
-----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets        5.86%(4)(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                    17%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $50
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Due to cyclical dividends and the two-month period ended May 31, 2006, the annualized ratio of net investment income to average net assets is higher than expected.

See Notes to Financial Statements.

------
56

International Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $12.85
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
 Net Investment Income (Loss)(2)                                        0.13
-----------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                               (0.09)
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.04
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $12.89
================================================================================
 TOTAL RETURN(3)                                                        0.31%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.10%(4)
-----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets        6.06%(4)(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                    17%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $31,667
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Due to cyclical dividends and the two-month period ended May 31, 2006, the annualized ratio of net investment income to average net assets is higher than expected.

See Notes to Financial Statements.

------
57

International Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
                                                                      A CLASS
-----------------------------------------------------------------------------------------------------------
                                         2006(1)        2006      2005       2004       2003      2002
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $12.70        $10.91     $9.64      $6.22      $8.70     $8.89
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)           0.12(2)       0.18(2)    0.13(2)    0.10(2)    0.07(2)    0.06
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.06          1.97       1.37       3.42      (2.51)    (0.21)
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.18          2.15       1.50       3.52      (2.44)    (0.15)
-----------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income               --          (0.15)     (0.11)     (0.10)     (0.04)    (0.04)
------------------------------------
  From Net Realized Gains                  --          (0.21)     (0.12)       --         --        --
-----------------------------------------------------------------------------------------------------------
  Total Distributions                      --          (0.36)     (0.23)     (0.10)     (0.04)    (0.04)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $12.88        $12.70     $10.91     $9.64      $6.22     $8.70
===========================================================================================================
  TOTAL RETURN(3)                         1.42%        19.95%     15.58%     56.65%    (28.10)%   (1.65)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.40%(4)(5)     1.35%      1.41%      1.47%      1.65%     1.65%
------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                    1.55%(5)     1.35%      1.41%      1.47%      1.66%     1.79%
------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                5.76%(4)(5)(6)     1.52%      1.28%      1.13%      0.89%     0.74%
------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets
(Before Expense Waiver)                 5.61%(5)(6)     1.52%      1.28%      1.13%      0.88%     0.60%
------------------------------------
Portfolio Turnover Rate                         17%        7%        18%        10%        18%       21%
------------------------------------
Net Assets, End of Period
(in thousands)                              $17,178   $54,617   $203,215   $174,387   $105,862   $57,773
-----------------------------------------------------------------------------------------------------------

(1) April 1, 2006 through May 31, 2006 (unaudited). International Value's fiscal year end was changed from March 31 to November 30, resulting in a two-month semiannual reporting period. For the years before May 31, 2006,
    International Value's fiscal year was March 31 (see Note 9).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During the period ended May 31, 2006, the distributor voluntarily waived a portion of service and distribution fees.

(5) Annualized.

(6) Due to cyclical dividends and the two-month period ended May 31, 2006, the annualized ratio of net investment income to average net assets is higher than expected.

See Notes to Financial Statements.

------
58

International Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------
                                                                     B CLASS
----------------------------------------------------------------------------------------------------------
                                         2006(1)      2006       2005       2004       2003        2002
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $12.51      $10.75      $9.52      $6.14      $8.61      $8.82
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)             0.11(2)     0.10(2)    0.06(2)    0.04(2)    0.01(2)    --(3)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.06        1.93       1.34       3.39      (2.48)     (0.21)
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.17        2.03       1.40       3.43      (2.47)     (0.21)
----------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                --        (0.06)     (0.05)     (0.05)       --         --
------------------------------------
  From Net Realized Gains                   --        (0.21)     (0.12)       --         --         --
----------------------------------------------------------------------------------------------------------
  Total Distributions                       --        (0.27)     (0.17)     (0.05)       --         --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $12.68      $12.51     $10.75      $9.52      $6.14      $8.61
==========================================================================================================
  TOTAL RETURN(4)                          1.36%      19.07%     14.69%     55.86%    (28.69)%    (2.38)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   2.09%(5)(6)    2.08%      2.09%      2.11%      2.30%      2.30%
------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                    2.30%(6)     2.08%     2.09%      2.11%      2.31%      2.44%
------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                5.07%(5)(6)(7)     0.90%     0.61%      0.52%      0.10%      0.09%
------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets
(Before Expense Waiver)                 4.86%(6)(7)     0.90%     0.61%      0.52%      0.09%    (0.05)%
------------------------------------
Portfolio Turnover Rate                         17%        7%       18%        10%        18%        21%
------------------------------------
Net Assets, End of Period
(in thousands)                               $4,841    $4,917    $5,165     $4,491     $3,011     $4,145
----------------------------------------------------------------------------------------------------------

(1) April 1, 2006 through May 31, 2006 (unaudited). International Value's fiscal year end was changed from March 31 to November 30, resulting in a two-month semiannual reporting period. For the years before May 31, 2006,
    International Value's fiscal year was March 31 (see Note 9).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) During the period ended May 31, 2006, the distributor voluntarily waived a portion of service and distribution fees.

(6) Annualized.

(7) Due to cyclical dividends and the two-month period ended May 31, 2006, the annualized ratio of net investment income to average net assets is higher than expected.

See Notes to Financial Statements.

------
59

International Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      C CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $12.85
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
 Net Investment Income (Loss)(2)                                        0.11
-----------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                               (0.10)
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.01
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $12.86
================================================================================
 TOTAL RETURN(3)                                                        0.08%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     2.30%(4)
-----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets        4.86%(4)(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                    17%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $25
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Due to cyclical dividends and the two-month period ended May 31, 2006, the annualized ratio of net investment income to average net assets is higher than expected.

See Notes to Financial Statements.

------
60

International Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      R CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $12.85
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
 Net Investment Income (Loss)(2)                                        0.12
-----------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                               (0.10)
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.02
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $12.87
================================================================================
 TOTAL RETURN(3)                                                        0.16%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.80%(4)
-----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets        5.36%(4)(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                    17%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $25
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Due to cyclical dividends and the two-month period ended May 31, 2006, the annualized ratio of net investment income to average net assets is higher than expected.

See Notes to Financial Statements.

------
61

Approval of Management Agreement for International Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund's independent directors each year. Under a Securities and
Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

At a meeting held December 13, 2005, the board of directors unanimously approved the initial management agreement for International Value (the "fund"). In advance of the board's consideration, American Century Global Investment
Management, Inc. (the "Advisor") provided information concerning the proposed fund. The information considered and the discussions held at the meeting included, but were not limited to:

* the nature, extent, and quality of investment management, shareholder services, and other services to be provided to the fund under the management agreement;

* the wide range of programs and services to be provided by the Advisor to the fund and its shareholders on a routine and non-routine basis; and

* data comparing the cost of owning the Investor Class of the fund to the cost of owning similar funds.

Consistent with the Advisor's business strategy for all of its funds, the
Advisor proposed a unified management fee. Under the unified fee structure, the
Advisor charges a single, all-inclusive fee for providing all services for the management and operation of the fund, except brokerage expenses, taxes, interest, the fees and expenses of the fund's independent directors (including their independent legal counsel), and extraordinary costs. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, record keeping, marketing, and shareholder services, or arranging and supervising third parties who provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees other advisors charge to their shareholders may be increased without shareholder approval. The Advisor and the board believe that the unified fee structure is a benefit to fund shareholders because it clearly discloses the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

The Advisor proposed the fund an initial unified management fee for the fund of
1.30%. In evaluating the proposed fee, the board reviewed data comparing the total expense ratio of the fund's Investor Class to the total expense ratios of other funds in its applicable fund universe. The proposed

(continued)

------
62

Approval of Management Agreement for International Value

fee level is below the median of the total expense ratios of its peer group. The proposed fee also contains breakpoints that reduce fees as the fund increases in size.

When considering the proposed fee, the board considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the total expense ratio of the fund would require the Advisor to assume a substantial part of the start-up costs of the fund and imposes on the Advisor the risk that the fund will grow to a level that will become profitable at the proposed fee level.
The board is aware that the Advisor is likely to lose money on the fund initially and the board will receive information in connection with the annual contract renewal process that will enable it to determine when, if ever, adjustments to one or more breakpoints may be appropriate. Finally, the board considered the benefits to shareholders of adding the new fund to the American
Century product line.

Not specifically discussed, but important in the decision to approve the management agreement, is the directors' familiarity with the Advisor. The board of directors oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century complex. As such, the directors have confidence in the Advisor's integrity and competence in providing services to fund.

In their deliberations, the directors did not identify any single factor as being all important or controlling, and each director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the overall arrangements between the fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

At the meeting held December 13, 2005, the board of directors also unanimously approved an investment subadvisory agreement by which Templeton Investment
Counsel, Inc. ("Templeton") would be engaged to manage the investments of the fund. In approving the subadvisory agreement, the board considered all material factors including the nature, extent, and quality of investment management services to be provided to the fund under the agreement. As a part of this review the board evaluated Templeton's historical performance, investment expertise, and capabilities, as well as its compliance policies, procedures, and regulatory experience. The Directors noted that the management fees to be paid to Templeton under the subadvisory agreement were subject to arm's length negotiation between the Advisor and Templeton and will be paid by the Advisor out of its unified management fee.

------
63

Share Class Information

Seven classes of shares are authorized for sale by International Growth and
Global Growth: Investor Class, Institutional Class, Advisor Class, A Class, B
Class, C Class, and R Class. Six classes of shares are authorized for sale by
International Value: Investor Class, Institutional Class, A Class, B Class, C
Class, and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor,
A, B, C, and R Class shares are higher than that of Investor Class shares. The funds are closed to new self-directed retail investors but are available through financial intermediaries. Self-directed retail investors with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 distribution and service fee.

(continued)

------
64

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
65

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on
American Century's Web site at americancentury.com and on the Securities and
Exchange Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
66

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.tm) (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EAFE VALUE INDEX is a capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

------
67

Notes

------
68

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                   PRSRT STD
P.O. Box 419200                                            U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                  AMERICAN CENTURY
                                                               COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0607
SH-SAN-50110S

American Century Investments
SEMIANNUAL REPORT

MAY 31, 2006

[photo of boy with plane]

International Stock Fund
International Discovery Fund
Emerging Markets Fund
International Opportunities Fund

[american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2

INTERNATIONAL STOCK

INTERNATIONAL DISCOVERY

EMERGING MARKETS

INTERNATIONAL OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century International Stock, International Discovery, Emerging Markets and
International Opportunities funds for the six months ended May 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation (LAF). Our
new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

BY ENRIQUE CHANG, WHO JOINED AMERICAN CENTURY INVESTMENTS IN MARCH AS SENIOR
VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF THE INTERNATIONAL EQUITY
DISCIPLINE.

From emerging markets to developed countries, international equities delivered solid, if not spectacular, returns during the six months ended May 31, 2006.

Indeed, many of the world's equity markets rose to levels not seen in nearly five years, and I wanted to take a few moments to share my perspective on the investment environment and economic issues that played a role in their performance.

MARKETS SHOW STRENGTH

Perhaps the most striking aspect of the recent increase is the remarkable resiliency markets demonstrated in the face of record prices for oil and other commodities, rising interest rates, and continued geopolitical tension in the
Middle East and elsewhere.

Equities, however, weren't entirely immune to those headwinds. After rising to multi-year highs early in May, many exchanges retreated as concern intensified that central banks will increase borrowing costs to control inflation -- and slow consumer spending, corporate profits and the world's economy in the process.

While interest rates and other forces can exert a powerful influence on markets,
I believe there are a variety of hopeful signs on both the economic and investment horizon.

Europe's economic upturn looks set to continue through 2006, bolstered by strong global demand for European goods. Increased capital spending by companies worldwide has resulted in strong order flows for manufacturers on the continent.
European companies are also benefiting from a changing relationship with labor, with a number of businesses working with labor unions to control costs and increase productivity.

In Asia, Japan's emergence from a long period of economic weakness stands out as one of the most welcome developments of the past year. Japan, the world's second-largest economy behind the United States, is now in the midst of its longest economic expansion in years, underpinned by strong domestic demand. The country's turnaround, now considered by many to be sustainable, could play a major role in the region's growth this year and perhaps well into the future.

And, of course, China's rise continues to be remarkable. In just a few years since joining the World Trade Organization, China has emerged as a global engine for growth. Last year, the country's gross domestic product grew nearly 10%, and is expected to match that pace in 2006. While countless questions remain about
China's evolution from socialism to capitalism, clearly the country is making history on several fronts.

OPPORTUNITY ABROAD

In short, I believe the economic, political and demographic changes now under way around the world are creating opportunity for investors. You can be assured that our investment team is dedicated to searching for new candidates to help drive investment performance. Thank you for the opportunity to share my thoughts with you. As always, it is a privilege to have you as an American Century investor.

------
2

International Stock - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                                --------------
                                                AVERAGE ANNUAL
                                                    RETURNS
--------------------------------------------------------------------------------
                                                     SINCE          INCEPTION
                     6 MONTHS(1)     1 YEAR        INCEPTION          DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        13.71%         25.91%         19.63%           3/31/05
--------------------------------------------------------------------------------
MSCI EAFE INDEX       15.30%         28.24%         21.32%             --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
3

International Stock - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 2005

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                                                            2005*      2006
--------------------------------------------------------------------------------
Investor Class                                             -2.10%     25.91%
--------------------------------------------------------------------------------
MSCI EAFE Index                                            -2.30%     28.24%
--------------------------------------------------------------------------------

*From 3/31/05, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

International Stock - Portfolio Commentary

PORTFOLIO MANAGERS: KEITH CREVELING AND MICHAEL PERELSTEIN

International Stock advanced 13.71%* during the six months ended May 31, 2006, while its benchmark, the Morgan Stanley Capital International EAFE Index,
returned 15.30%.

The gains came during a period in which many of the world's markets demonstrated their resiliency in the face of rising interest rates in the U.S. and Europe, and continued high energy prices. Equities, however, weren't entirely immune to those headwinds. After rising to multi-year highs early in May, many exchanges retreated as concern intensified that central banks will increase borrowing costs to control inflation-and slow consumer spending, corporate profits and the world's economy in the process. International Stock experienced its biggest monthly decline of the period in May.

Against that backdrop, every sector in which International Stock was invested contributed to the portfolio's total return, and all of our top-10 holdings on average during the period advanced. The portfolio, which invests primarily in large growth companies, also achieved strong performance despite an investment environment that favored small companies over large, and the value style of investing over growth. Currency played a role during the six months, as the movement of the dollar versus other currencies increased the portfolio's return.

ENERGY BOOSTS PORTFOLIO

Effective security selection led to our energy holdings advancing and contributing most to relative performance. For example, we had an overweight stake in the energy equipment and services industry that includes positions in
Norway's Aker Kvaerner, a global provider of deep-water drilling rigs, and
Italian oilfield service contractor Saipem. Aker contributed more than any other security to our performance against the index during the period, and Saipem was among the top-10 contributors to relative performance.

Conversely, we avoided companies that performed poorly in the oil and gas industry, while taking an overweight position in BG Group, a global natural gas company based in the United Kingdom. BG reported during the period that fourth-quarter profits soared 96% on the back of strong production and significant price increases in the wholesale gas market. BG was also among the
10 companies contributing most to relative performance.

TOP TEN HOLDINGS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         5/31/06              11/30/05
--------------------------------------------------------------------------------
Roche Holding AG                          2.6%                  1.6%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                       2.2%                  2.6%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                         1.8%                  1.6%
--------------------------------------------------------------------------------
ORIX Corp.                                1.7%                  1.5%
--------------------------------------------------------------------------------
Total SA                                  1.7%                  2.8%
--------------------------------------------------------------------------------
Toyota Motor Corp.                        1.7%                   --
--------------------------------------------------------------------------------
Novartis AG                               1.7%                  1.6%
--------------------------------------------------------------------------------
SAP AG                                    1.6%                   --
--------------------------------------------------------------------------------
Reckitt Benckiser plc                     1.6%                  1.0%
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial
Group, Inc.(1)                            1.6%                  1.5%
--------------------------------------------------------------------------------

(1) Formerly Mitsubishi Tokyo Financial Group, Inc.

* Total returns for periods less than one year
  are not annualized.                                               (continued)

------
5

International Stock - Portfolio Commentary

STRENGTH AMONG FINANCIALS

International Stock also benefited from stock selection among financials, the portfolio's largest sector stake. Financials contributed most to total return, and outperformed the index. Consumer finance companies helped our relative performance most, largely because we avoided numerous companies that declined, while taking an overweight position in Japan's ORIX Corp., an integrated financial services group benefiting from strong loan demand and a rebound in the
Japanese economy. ORIX was among the portfolio's top contributors to return and relative performance.

Our holdings in insurance, capital markets, and commercial banks also advanced and beat the benchmark. International Stock's overweight stake in Man Group plc, an asset manager in the United Kingdom, made the second-largest contribution to relative performance. Man Group reported that earnings for the year ended March
31, 2006, climbed 15% to about $1 billion as its assets under management increased. Man Group also made the largest contribution to total return.

The financial sector, however, also included Leopalace21 Corp., a Japanese real-estate company, which detracted most from the portfolio's total return and hurt our relative performance. Leopalace21 declined as corporate governance issues surfaced and the CEO resigned. We maintained our position because the company's underlying fundamentals remain strong as we believe it will benefit from Japan's recovering real estate market.

MATERIALS LAG INDEX

Our investments in a few areas, however, lagged the index. International Stock's underweight position in the materials sector, particularly among metals and mining companies, slowed relative performance most. Holdings in the sector's chemicals industry also detracted, mostly due to a pullback that was pronounced among chemical companies in Japan, including Shin-Etsu Chemical and JSR Corp.
Chemical companies weren't the only ones affected by the decline of Japanese markets late in the period. Of the 10 companies that detracted most from our relative performance, five were from Japan.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
Foreign Common Stocks                    98.3%                 97.5%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          1.1%                  3.0%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           0.6%                (0.5)%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
Japan                                    23.5%                 22.4%
--------------------------------------------------------------------------------
France                                   14.1%                 15.2%
--------------------------------------------------------------------------------
United Kingdom                           12.1%                 16.8%
--------------------------------------------------------------------------------
Switzerland                               9.8%                 10.0%
--------------------------------------------------------------------------------
Germany                                   8.1%                  4.6%
--------------------------------------------------------------------------------
Italy                                     4.1%                  2.4%
--------------------------------------------------------------------------------
Australia                                 3.5%                  3.7%
--------------------------------------------------------------------------------
Netherlands                               2.9%                  4.0%
--------------------------------------------------------------------------------
Greece                                    2.8%                  3.7%
--------------------------------------------------------------------------------
Norway                                    2.8%                  1.2%
--------------------------------------------------------------------------------
Ireland                                   2.3%                  2.6%
--------------------------------------------------------------------------------
Other Countries                          12.3%                 10.9%
--------------------------------------------------------------------------------
Cash and Equivalents(1)                   1.7%                  2.5%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments and other assets and liabilities.

------
6

International Stock - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.3%

AUSTRALIA -- 3.5%
--------------------------------------------------------------------------------
           53,219   BHP Billiton Ltd.                                   $ 1,152
--------------------------------------------------------------------------------
            3,355   CSL Ltd.                                                130
--------------------------------------------------------------------------------
           19,375   National Australia Bank Ltd.                            517
--------------------------------------------------------------------------------
            7,883   Rio Tinto Ltd.                                          463
--------------------------------------------------------------------------------
                                                                          2,262
--------------------------------------------------------------------------------

AUSTRIA -- 0.7%
--------------------------------------------------------------------------------
            8,235   Erste Bank der Oesterreichischen
                    Sparkassen AG                                           469
--------------------------------------------------------------------------------

BELGIUM -- 1.2%
--------------------------------------------------------------------------------
            7,489   KBC Groupe                                              805
--------------------------------------------------------------------------------

CANADA -- 0.7%
--------------------------------------------------------------------------------
            5,219   Suncor Energy Inc.                                      421
--------------------------------------------------------------------------------

FRANCE -- 14.1%
--------------------------------------------------------------------------------
           11,201   Accor SA                                                657
--------------------------------------------------------------------------------
            8,634   Alstom RGPT(1)                                          732
--------------------------------------------------------------------------------
           22,839   Axa SA                                                  794
--------------------------------------------------------------------------------
            7,120   Essilor International SA Cie
                    Generale D'Optique                                      716
--------------------------------------------------------------------------------
            6,565   Groupe Danone                                           792
--------------------------------------------------------------------------------
            2,756   Pernod-Ricard SA                                        538
--------------------------------------------------------------------------------
            3,908   PPR SA                                                  485
--------------------------------------------------------------------------------
            6,103   Schneider Electric SA                                   633
--------------------------------------------------------------------------------
            5,889   Societe Generale(1)                                     913
--------------------------------------------------------------------------------
           16,764   Total SA                                              1,093
--------------------------------------------------------------------------------
              246   Vallourec                                               308
--------------------------------------------------------------------------------
           14,079   Veolia Environnement                                    783
--------------------------------------------------------------------------------
            7,218   Vinci SA                                                663
--------------------------------------------------------------------------------
                                                                          9,107
--------------------------------------------------------------------------------

GERMANY -- 8.1%
--------------------------------------------------------------------------------
            2,165   Adidas-Salomon AG                                       432
--------------------------------------------------------------------------------
            9,961   Bayerische Motoren Werke AG                             512
--------------------------------------------------------------------------------
            8,816   Continental AG                                          968
--------------------------------------------------------------------------------
            3,067   Deutsche Boerse AG                                      398
--------------------------------------------------------------------------------
            5,592   Fresenius Medical Care AG                               630
--------------------------------------------------------------------------------
            9,678   Hypo Real Estate Holding AG                             611
--------------------------------------------------------------------------------
            3,006   MAN AG                                                  216
--------------------------------------------------------------------------------
            4,942   SAP AG                                                1,040
--------------------------------------------------------------------------------
            5,186   Siemens AG                                              446
--------------------------------------------------------------------------------
                                                                          5,253
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------

GREECE -- 2.8%
--------------------------------------------------------------------------------
           15,232   Greek Organization of Football
                    Prognostics SA                                      $   517
--------------------------------------------------------------------------------
           26,314   Hellenic Telecommunications
                    Organization SA(1)                                      583
--------------------------------------------------------------------------------
           17,574   National Bank of Greece SA                              742
--------------------------------------------------------------------------------
                                                                          1,842
--------------------------------------------------------------------------------

HONG KONG -- 0.4%
--------------------------------------------------------------------------------
          111,000   Li & Fung Ltd.                                          226
--------------------------------------------------------------------------------

INDIA -- 0.6%
--------------------------------------------------------------------------------
            5,130   Infosys Technologies Ltd. ADR                           362
--------------------------------------------------------------------------------

IRELAND -- 2.3%
--------------------------------------------------------------------------------
           36,047   Anglo Irish Bank Corp. plc                              561
--------------------------------------------------------------------------------
           29,933   Bank of Ireland                                         543
--------------------------------------------------------------------------------
            8,280   Ryanair Holdings plc ADR(1)                             406
--------------------------------------------------------------------------------
                                                                          1,510
--------------------------------------------------------------------------------

ITALY -- 4.1%
--------------------------------------------------------------------------------
           27,616   Banco Popolare di Verona
                    e Novara Scrl                                           757
--------------------------------------------------------------------------------
           20,114   ENI SpA                                                 609
--------------------------------------------------------------------------------
           27,568   Luxottica Group SpA                                     752
--------------------------------------------------------------------------------
           22,300   Saipem SpA                                              524
--------------------------------------------------------------------------------
                                                                          2,642
--------------------------------------------------------------------------------

JAPAN -- 23.5%
--------------------------------------------------------------------------------
           63,000   Bank of Yokohama Ltd. (The)                             450
--------------------------------------------------------------------------------
               84   East Japan Railway Company                              605
--------------------------------------------------------------------------------
            6,700   Eisai Co. Ltd.                                          307
--------------------------------------------------------------------------------
           18,800   Hoya Corp.                                              723
--------------------------------------------------------------------------------
           10,000   JSR Corp.                                               265
--------------------------------------------------------------------------------
           19,900   JTEKT Corp.                                             397
--------------------------------------------------------------------------------
            2,100   Keyence Corp.                                           540
--------------------------------------------------------------------------------
           31,000   Komatsu Ltd.                                            623
--------------------------------------------------------------------------------
           13,000   Leopalace21 Corp.                                       393
--------------------------------------------------------------------------------
           43,000   Matsushita Electric
                    Industrial Co., Ltd.                                    939
--------------------------------------------------------------------------------
           28,000   Matsushita Electric Works, Ltd.                         327
--------------------------------------------------------------------------------
           30,000   Mitsubishi Electric Corp.                               245
--------------------------------------------------------------------------------
               73   Mitsubishi UFJ Financial Group, Inc.                  1,005
--------------------------------------------------------------------------------
            4,000   Murata Manufacturing Co. Ltd.                           260
--------------------------------------------------------------------------------
           11,000   NGK Insulators Ltd.                                     132
--------------------------------------------------------------------------------
           23,000   Nikko Cordial Corp.                                     338
--------------------------------------------------------------------------------
            4,700   Nitto Denko Corp.                                       363
--------------------------------------------------------------------------------
            3,880   ORIX Corp.                                            1,118
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

International Stock - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------

           16,100   Sega Sammy Holdings Inc.                            $   644
--------------------------------------------------------------------------------
           47,000   Sekisui Chemical Co. Ltd.                               401
--------------------------------------------------------------------------------
           11,700   Shin-Etsu Chemical Co., Ltd.                            659
--------------------------------------------------------------------------------
           49,000   Sumitomo Heavy Industries Ltd.                          463
--------------------------------------------------------------------------------
               49   Sumitomo Mitsui Financial
                    Group Inc.                                              512
--------------------------------------------------------------------------------
           19,000   Sumitomo Realty &
                    Development Co. Ltd.                                    461
--------------------------------------------------------------------------------
          123,000   Taisei Corp.                                            470
--------------------------------------------------------------------------------
           75,000   Toray Industries Inc.                                   667
--------------------------------------------------------------------------------
           20,300   Toyota Motor Corp.                                    1,090
--------------------------------------------------------------------------------
            7,800   Yamada Denki Co. Ltd.                                   807
--------------------------------------------------------------------------------
                                                                         15,204
--------------------------------------------------------------------------------

MEXICO -- 1.5%
--------------------------------------------------------------------------------
           23,545   America Movil SA
                    de CV Series L ADR                                      769
--------------------------------------------------------------------------------
            4,043   Cemex SA de CV ADR                                      230
--------------------------------------------------------------------------------
                                                                            999
--------------------------------------------------------------------------------

MULTI-NATIONAL -- 1.4%
--------------------------------------------------------------------------------
           14,000   iShares MSCI EAFE Index Fund                            915
--------------------------------------------------------------------------------

NETHERLANDS -- 2.9%
--------------------------------------------------------------------------------
           26,676   ASML Holding N.V.(1)                                    543
--------------------------------------------------------------------------------
           13,044   ING Groep N.V. CVA                                      512
--------------------------------------------------------------------------------
           18,410   Royal Numico N.V.                                       817
--------------------------------------------------------------------------------
                                                                          1,872
--------------------------------------------------------------------------------

NORWAY -- 2.8%
--------------------------------------------------------------------------------
            7,809   Aker Kvaerner ASA                                       785
--------------------------------------------------------------------------------
            9,329   Statoil ASA                                             273
--------------------------------------------------------------------------------
           59,364   Telenor ASA                                             749
--------------------------------------------------------------------------------
                                                                          1,807
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 0.4%
--------------------------------------------------------------------------------
           52,500   China Mobile Hong Kong Ltd.                             277
--------------------------------------------------------------------------------

SINGAPORE -- 0.4%
--------------------------------------------------------------------------------
           32,000   Keppel Corp. Ltd.                                       277
--------------------------------------------------------------------------------

SOUTH KOREA -- 1.1%
--------------------------------------------------------------------------------
            1,100   Samsung Electronics                                     701
--------------------------------------------------------------------------------

SPAIN -- 1.6%
--------------------------------------------------------------------------------
           29,994   Cintra Concesiones de
                    Infraestructuras de Transporte SA                       386
--------------------------------------------------------------------------------
           17,120   Inditex SA                                              679
--------------------------------------------------------------------------------
                                                                          1,065
--------------------------------------------------------------------------------

Shares/Principal Amount               ($ IN THOUSANDS)                   Value
--------------------------------------------------------------------------------

SWEDEN -- 1.2%
--------------------------------------------------------------------------------
           20,263   Atlas Copco AB A Shares                             $   549
--------------------------------------------------------------------------------
            9,663   ForeningsSparbanken AB                                  253
--------------------------------------------------------------------------------
                                                                            802
--------------------------------------------------------------------------------

SWITZERLAND -- 9.8%
--------------------------------------------------------------------------------
           53,167   ABB Ltd.                                                671
--------------------------------------------------------------------------------
            9,832   Adecco SA                                               635
--------------------------------------------------------------------------------
           16,429   Compagnie Financiere
                    Richemont AG Cl A                                       767
--------------------------------------------------------------------------------
            7,355   Lonza Group AG                                          502
--------------------------------------------------------------------------------
           19,454   Novartis AG                                           1,079
--------------------------------------------------------------------------------
           10,850   Roche Holding AG                                      1,692
--------------------------------------------------------------------------------
            8,547   UBS AG                                                  968
--------------------------------------------------------------------------------
                                                                          6,314
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 0.8%
--------------------------------------------------------------------------------
           76,000   Hon Hai Precision
                    Industry Co., Ltd.                                      483
--------------------------------------------------------------------------------

TURKEY -- 0.3%
--------------------------------------------------------------------------------
           70,089   Turkiye Garanti Bankasi AS                              210
--------------------------------------------------------------------------------

UNITED KINGDOM -- 12.1%
--------------------------------------------------------------------------------
           58,886   Amvescap plc                                            576
--------------------------------------------------------------------------------
           74,181   BG Group plc                                            994
--------------------------------------------------------------------------------
           82,553   BP plc                                                  973
--------------------------------------------------------------------------------
           18,691   British American Tobacco plc                            465
--------------------------------------------------------------------------------
           42,751   Carphone Warehouse Group plc                            259
--------------------------------------------------------------------------------
           52,396   GlaxoSmithKline plc                                   1,449
--------------------------------------------------------------------------------
           22,739   Man Group plc                                           994
--------------------------------------------------------------------------------
           42,201   Marks & Spencer Group plc                               426
--------------------------------------------------------------------------------
           28,066   Reckitt Benckiser plc                                 1,031
--------------------------------------------------------------------------------
           26,114   Standard Chartered plc                                  641
--------------------------------------------------------------------------------
                                                                          7,808
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $60,615)                                                           63,633
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.1%
--------------------------------------------------------------------------------
             $700   FNMA Discount Notes, 4.90%,
                    6/1/06(2)
(Cost $700)                                                                 700
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.4%
(Cost $61,315)                                                           64,333
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.6%                                        389
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                              $64,722
================================================================================

------
8

See Notes to Financial Statements.                                  (continued)

International Stock - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                                24.0%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    16.3%
--------------------------------------------------------------------------------
Industrials                                                               14.2%
--------------------------------------------------------------------------------
Health Care                                                                9.3%
--------------------------------------------------------------------------------
Energy                                                                     8.8%
--------------------------------------------------------------------------------
Information Technology                                                     7.2%
--------------------------------------------------------------------------------
Materials                                                                  6.6%
--------------------------------------------------------------------------------
Consumer Staples                                                           5.6%
--------------------------------------------------------------------------------
Telecommunication Services                                                 3.7%
--------------------------------------------------------------------------------
Diversified                                                                1.4%
--------------------------------------------------------------------------------
Utilities                                                                  1.2%
--------------------------------------------------------------------------------
Cash and Cash Equivalents(+)                                               1.7%
--------------------------------------------------------------------------------

+ Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
FNMA = Federal National Mortgage Association
MSCI = Morgan Stanley Capital International
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of May 31, 2006, was
$39,838 which represented 61.6% of total net assets.

See Notes to Financial Statements.

------
9

International Discovery - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                          ------------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------
                                                                      SINCE      INCEPTION
                      6 MONTHS(1)  1 YEAR    5 YEARS   10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------------------
INVESTOR CLASS          28.08%     58.75%    15.39%     16.21%        16.49%       4/1/94
--------------------------------------------------------------------------------------------
S&P/CITIGROUP EMI
GROWTH WORLD EX-US      19.56%     35.69%    13.95%      6.68%         6.87%(2)      --
--------------------------------------------------------------------------------------------
Institutional Class     28.14%     59.04%    15.62%       --          16.28%       1/2/98
--------------------------------------------------------------------------------------------
Advisor Class           27.88%     58.34%    15.10%       --          13.47%       4/28/98
--------------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 3/31/94, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
10

International Discovery - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended May 31
---------------------------------------------------------------------------------------------------
                     1997    1998    1999    2000     2001    2002    2003    2004    2005    2006
---------------------------------------------------------------------------------------------------
Investor Class      23.42%  36.97%  -0.37%  63.12%  -20.05%  -7.80%  -8.75%  40.25%   9.25%  58.75%
---------------------------------------------------------------------------------------------------
S&P/Citigroup EMI
Growth World ex-US   0.40%   6.18%  -1.85%  21.21%  -21.65%  -8.01%  -8.73%  42.23%  18.57%  35.69%
---------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

International Discovery - Portfolio Commentary

PORTFOLIO MANAGERS: BRIAN BRADY AND MARK KOPINSKI

International Discovery gained 28.08%* during the six-month period ended May 31,
2006, significantly outperforming its benchmark, the S&P/Citigroup EMI (Extended
Market Index) Growth World ex-US, which returned 19.56%. The portfolio's results were also ahead of the 20.69% average return for its Morningstar Foreign
Small/Mid Growth peer group.** Looking longer-term, the portfolio has compiled an outstanding record. Since its inception on April 1, 1994, International
Discovery has provided an average annualized return of 16.49%, versus 6.87% for the benchmark.

Despite persistently high oil prices, uneasiness about inflation and campaigns by central banks in the U.S. and Europe to raise interest rates, many international stock markets advanced strongly during the period. In
International Discovery's case, all ten sectors in which it was invested provided positive returns, with industrials and information technology businesses contributing the most to our results. Our performance was also aided by a weakening dollar that improved overseas returns for U.S. investors.

Additionally, as the chart on page 13 indicates, we greatly reduced our weighting in Japan since our last report to you six months ago. Our smaller weighting reflects a significant pull-back in Japanese stocks since the beginning of the year, as well as our redeployment of those assets in attractive opportunities in other regions.

SUCCESS IN INDUSTRIALS

Industrial stocks contributed the most to our results. Of note was Vallourec, a
French maker of high-end seamless steel tubing used by oil companies for complex drilling operations. The current cycle being experienced by the seamless tube industry is unprecedented in terms of volume and price, the result of record demand by oil exploration and production companies. Elsewhere in industrials,
Tokyo-based Japan Steel Works, a producer of industrial equipment used in oil refineries, petrochemical plants and nuclear power plants, was another rewarding investment.

Operating in a related field -- energy equipment and services -- Norway's Aker
Kvaerner, a provider of deep-water drilling rigs, was our top-contributing stock. As oil exploration moves further offshore and into deeper waters, more equipment is required on the seabed for production, processing and controlling the flow of oil. Aker Kvaerner, a holding not found in our benchmark, is capturing this higher-margin business.

TOP TEN HOLDINGS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         5/31/06              11/30/05
--------------------------------------------------------------------------------
Aker Kvaerner ASA                         2.9%                  2.5%
--------------------------------------------------------------------------------
CSL Ltd.                                  2.4%                  2.4%
--------------------------------------------------------------------------------
Carphone Warehouse
Group plc                                 2.3%                  1.4%
--------------------------------------------------------------------------------
Vallourec                                 2.2%                  1.3%
--------------------------------------------------------------------------------
Koninklijke BAM
Groep N.V.                                2.2%                  2.2%
--------------------------------------------------------------------------------
Japan Steel Works
Ltd. (The)                                2.0%                  1.5%
--------------------------------------------------------------------------------
Topdanmark AS                             1.8%                  0.8%
--------------------------------------------------------------------------------
Catcher Technology
Co. Ltd.                                  1.7%                   --
--------------------------------------------------------------------------------
Schwarz Pharma AG                         1.7%                  1.0%
--------------------------------------------------------------------------------
USG People N.V.                           1.7%                   --
--------------------------------------------------------------------------------

*  All fund returns referenced in this commentary are for
   Investor Class shares. Total returns for periods less than one year are not annualized.

** The one-, five- and ten-year average returns as of May 31, 2006 for International Discovery's Morningstar peer group are
   40.16%, 14.59% and 14.31%, respectively.                         (continued)

------
12

International Discovery - Portfolio Commentary

GAINS IN TECHNOLOGY

Our successes in the information technology sector were paced by United Internet
AG, a leading Internet service provider in Germany, and the second-largest provider of digital subscriber lines (DSL) there. United Internet's subscriber growth is accelerating as DSL penetration grows in Germany, and the company is also benefiting from sales of online advertising.

Our technology standouts continued to include Taiwan's High Tech Computer Corp., another holding exclusive to our portfolio. The company is a leading maker of feature-rich mobile phones ("smartphones") powered by Microsoft Corp. software and is exhibiting the solid earnings acceleration we look for. In addition to its R&D leadership, High Tech Computer has a unique business model of developing high-end handsets with wireless operators like Cingular, Vodafone, T-Mobile and
Sprint.

In the communications equipment realm, CSR plc played a strong supporting role.
CSR, located in the United Kingdom, is a global provider of Bluetooth wireless technology, which enables wireless handsets to connect with devices such as computers or Blackberries.

SOME DISAPPOINTMENTS

While providing solid absolute results, our investments in financials slightly lagged those of the benchmark -- the only sector to do so. Within the space, our shares of Nishi-Nippon City Bank underwent a setback as investors weighed the dilutive effect of the bank's issuance of convertible bonds. We continue to hold the position. Japan's NGK Insulators, a maker of electrical insulators and industrial ceramic products, detracted modestly as its ceramic business, which includes auto exhaust filtering products, came in short of expectations. We reduced our weighting in the stock. In Germany, our investment in Premiere AG, a pay-TV broadcaster, lost ground when it failed to win the rights to show the country's soccer league. We sold our shares in December.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
Foreign Common Stocks                    95.4%                 97.0%
--------------------------------------------------------------------------------
Foreign Preferred Stocks                  0.7%                   --
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    96.1%                 97.0%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          3.3%                  2.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(1)                        0.6%                  0.3%
--------------------------------------------------------------------------------

(1) Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
Japan                                    16.1%                 31.7%
--------------------------------------------------------------------------------
United Kingdom                           13.8%                 11.2%
--------------------------------------------------------------------------------
Germany                                   9.8%                  7.0%
--------------------------------------------------------------------------------
Norway                                    7.1%                  5.6%
--------------------------------------------------------------------------------
Netherlands                               6.3%                  3.4%
--------------------------------------------------------------------------------
Australia                                 6.2%                  5.2%
--------------------------------------------------------------------------------
France                                    5.3%                  5.3%
--------------------------------------------------------------------------------
Taiwan (Republic
of China)                                 4.9%                  1.9%
--------------------------------------------------------------------------------
Denmark                                   3.1%                  1.6%
--------------------------------------------------------------------------------
Switzerland                               2.9%                  3.0%
--------------------------------------------------------------------------------
Spain                                     2.8%                  3.4%
--------------------------------------------------------------------------------
Italy                                     2.7%                  1.7%
--------------------------------------------------------------------------------
Greece                                    2.1%                  0.7%
--------------------------------------------------------------------------------
Other Countries                          13.0%                 15.3%
--------------------------------------------------------------------------------
Cash and Equivalents(2)                   3.9%                  3.0%
--------------------------------------------------------------------------------

(2) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

------
13

International Discovery - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.4%

AUSTRALIA -- 6.2%
--------------------------------------------------------------------------------
        1,024,000   Babcock & Brown Ltd.                             $   15,421
--------------------------------------------------------------------------------
        1,500,000   Computershare Ltd.                                    8,767
--------------------------------------------------------------------------------
        1,088,300   CSL Ltd.                                             42,162
--------------------------------------------------------------------------------
          519,904   Energy Resources of Australia Ltd.                    4,967
--------------------------------------------------------------------------------
        6,000,000   Lihir Gold Limited(1)                                13,263
--------------------------------------------------------------------------------
        2,474,900   Zinifex Ltd.                                         22,192
--------------------------------------------------------------------------------
                                                                        106,772
--------------------------------------------------------------------------------

AUSTRIA -- 0.8%
--------------------------------------------------------------------------------
          128,700   BETandWIN.com Interactive
                    Entertainment AG(1)                                  13,486
--------------------------------------------------------------------------------

BELGIUM -- 1.5%
--------------------------------------------------------------------------------
           89,647   Bekaert SA(2)                                         9,222
--------------------------------------------------------------------------------
          117,400   Umicore                                              16,980
--------------------------------------------------------------------------------
                                                                         26,202
--------------------------------------------------------------------------------

BERMUDA -- 1.0%
--------------------------------------------------------------------------------
          451,800   Lazard Ltd. Cl A                                     17,927
--------------------------------------------------------------------------------

BRAZIL -- 0.4%
--------------------------------------------------------------------------------
          357,200   Diagnosticos da America SA(1)                         6,942
--------------------------------------------------------------------------------

CANADA -- 1.9%
--------------------------------------------------------------------------------
          112,900   First Quantum Minerals Ltd.(1)                        5,601
--------------------------------------------------------------------------------
          412,000   Gildan Activewear Inc.(1)                            17,205
--------------------------------------------------------------------------------
        1,400,000   UTS Energy Corp.(1)                                   9,252
--------------------------------------------------------------------------------
                                                                         32,058
--------------------------------------------------------------------------------

CYPRUS -- 0.6%
--------------------------------------------------------------------------------
        1,136,875   Bank of Cyprus Public Co. Ltd.(1)                    10,515
--------------------------------------------------------------------------------

DENMARK -- 3.1%
--------------------------------------------------------------------------------
          110,400   Alk-Abello AS(1)(2)                                  14,979
--------------------------------------------------------------------------------
           97,500   Novozymes AS Cl B                                     6,966
--------------------------------------------------------------------------------
          226,450   Topdanmark AS(1)                                     31,191
--------------------------------------------------------------------------------
                                                                         53,136
--------------------------------------------------------------------------------

EGYPT(3)
--------------------------------------------------------------------------------
            4,948   Orascom Construction Industries                         172
--------------------------------------------------------------------------------

FRANCE -- 5.3%
--------------------------------------------------------------------------------
          646,700   Altran Technologies SA(1)                             8,036
--------------------------------------------------------------------------------
           90,800   Fimalac(2)                                            7,718
--------------------------------------------------------------------------------
          182,400   Neopost SA(2)                                        19,558
--------------------------------------------------------------------------------
          621,600   SOITEC(1)                                            18,203
--------------------------------------------------------------------------------
           30,900   Vallourec(2)                                         38,714
--------------------------------------------------------------------------------
                                                                         92,229
--------------------------------------------------------------------------------

GERMANY -- 9.1%
--------------------------------------------------------------------------------
        1,466,000   GEA Group AG                                         25,541
--------------------------------------------------------------------------------
          408,700   Hochtief AG                                          24,026
--------------------------------------------------------------------------------
          576,300   IVG Immobilien AG(2)                                 17,755
--------------------------------------------------------------------------------
          566,500   MLP AG(2)                                            12,635
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
           97,400   Q-Cells AG(1)                                    $    7,549
--------------------------------------------------------------------------------
          134,379   Rheinmetall AG                                       10,001
--------------------------------------------------------------------------------
          354,100   Schwarz Pharma AG(2)                                 29,930
--------------------------------------------------------------------------------
          390,800   United Internet AG(1)(2)                             21,748
--------------------------------------------------------------------------------
           73,239   Wacker Chemie AG(1)                                   8,491
--------------------------------------------------------------------------------
                                                                        157,676
--------------------------------------------------------------------------------

GREECE -- 2.1%
--------------------------------------------------------------------------------
          590,700   Motor Oil (Hellas) Corinth
                    Refineries SA(1)                                     17,253
--------------------------------------------------------------------------------
          625,900   Piraeus Bank SA                                      18,586
--------------------------------------------------------------------------------
                                                                         35,839
--------------------------------------------------------------------------------

HONG KONG -- 1.2%
--------------------------------------------------------------------------------
          888,000   Hong Kong Exchanges
                    and Clearing Ltd.                                     5,926
--------------------------------------------------------------------------------
        5,784,000   Melco International Development                      14,969
--------------------------------------------------------------------------------
                                                                         20,895
--------------------------------------------------------------------------------

IRELAND -- 1.4%
--------------------------------------------------------------------------------
        1,342,500   Kingspan Group plc                                   24,008
--------------------------------------------------------------------------------

ITALY -- 2.7%
--------------------------------------------------------------------------------
          332,300   Banca Italease                                       17,181
--------------------------------------------------------------------------------
        1,817,456   Davide Campari-Milano SpA                            17,171
--------------------------------------------------------------------------------
          980,026   Geox SpA                                             12,253
--------------------------------------------------------------------------------
                                                                         46,605
--------------------------------------------------------------------------------

JAPAN -- 16.1%
--------------------------------------------------------------------------------
          832,000   Asics Corp.                                           9,057
--------------------------------------------------------------------------------
        1,171,000   Bank of Kyoto Ltd. (The)                             12,169
--------------------------------------------------------------------------------
          490,900   EDION Corp.                                          10,679
--------------------------------------------------------------------------------
          201,000   Elpida Memory Inc.(1)                                 9,125
--------------------------------------------------------------------------------
            4,700   Fullcast Co. Ltd.                                    17,322
--------------------------------------------------------------------------------
        4,966,000   Japan Steel Works Ltd. (The)                         34,373
--------------------------------------------------------------------------------
        1,014,200   JTEKT Corp.(2)                                       20,240
--------------------------------------------------------------------------------
          531,600   MISUMI Group Inc.(2)                                 10,346
--------------------------------------------------------------------------------
        1,389,000   Mitsubishi Gas Chemical Co. Inc.                     17,130
--------------------------------------------------------------------------------
          491,000   NGK Insulators Ltd.                                   5,870
--------------------------------------------------------------------------------
          381,000   Nippon Electric Glass Co., Ltd.                       8,391
--------------------------------------------------------------------------------
        2,522,000   Nishi-Nippon City
                    Bank Ltd. (The)(2)                                   11,789
--------------------------------------------------------------------------------
       19,485,100   Nissin Co., Ltd.(2)                                  16,465
--------------------------------------------------------------------------------
          565,000   Pioneer Corp.                                         9,406
--------------------------------------------------------------------------------
            3,100   Round One Corp.(2)                                   13,125
--------------------------------------------------------------------------------
        1,371,000   Senshu Bank Ltd. (The)                                4,683
--------------------------------------------------------------------------------
          194,800   Sysmex Corp.(2)                                       8,090
--------------------------------------------------------------------------------
          546,300   THK Co. Ltd.                                         16,795
--------------------------------------------------------------------------------
          137,000   Toho Titanium Co. Ltd.                                8,596
--------------------------------------------------------------------------------
        1,090,000   Tokuyama Corp.(2)                                    16,530
--------------------------------------------------------------------------------
          946,000   Tokyo Tatemono Co. Ltd.                              10,077
--------------------------------------------------------------------------------
          351,000   Toyoda Gosei Co. Ltd.                                 8,346
--------------------------------------------------------------------------------
                                                                        278,604
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

International Discovery - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

MEXICO -- 1.1%
--------------------------------------------------------------------------------
          552,400   Grupo Aeroportuario del Pacifico
                    SA de CV ADR                                     $   18,395
--------------------------------------------------------------------------------

NETHERLANDS -- 6.3%
--------------------------------------------------------------------------------
          205,800   Fugro N.V. CVA(2)                                     8,442
--------------------------------------------------------------------------------
        3,794,900   Hagemeyer N.V.(1)                                    18,717
--------------------------------------------------------------------------------
        1,775,500   Koninklijke BAM Groep N.V.                           37,803
--------------------------------------------------------------------------------
          379,000   USG People N.V.(2)                                   29,423
--------------------------------------------------------------------------------
          655,000   Vedior N.V. CVA                                      14,038
--------------------------------------------------------------------------------
                                                                        108,423
--------------------------------------------------------------------------------

NORWAY -- 7.1%
--------------------------------------------------------------------------------
          494,200   Aker Kvaerner ASA(2)                                 49,709
--------------------------------------------------------------------------------
          176,900   Fred. Olsen Energy ASA(1)(2)                          7,836
--------------------------------------------------------------------------------
          262,940   Petroleum Geo-Services ASA(1)                        16,762
--------------------------------------------------------------------------------
        1,376,600   SeaDrill Ltd.(1)                                     21,042
--------------------------------------------------------------------------------
        1,534,500   Tandberg Television ASA(1)(2)                        27,806
--------------------------------------------------------------------------------
                                                                        123,155
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 0.8%
--------------------------------------------------------------------------------
          228,200   Focus Media Holding Ltd. ADR(1)                      14,415
--------------------------------------------------------------------------------

SOUTH KOREA -- 1.2%
--------------------------------------------------------------------------------
          750,000   LG Telecom Ltd.(1)                                   10,317
--------------------------------------------------------------------------------
        1,440,000   Macquarie Korea Infrastructure
                    Fund GDR(1)                                          10,225
--------------------------------------------------------------------------------
                                                                         20,542
--------------------------------------------------------------------------------

SPAIN -- 2.8%
--------------------------------------------------------------------------------
          347,200   Abengoa SA                                            9,403
--------------------------------------------------------------------------------
          978,357   Enagas                                               20,830
--------------------------------------------------------------------------------
          509,000   Red Electrica de Espana                              17,605
--------------------------------------------------------------------------------
                                                                         47,838
--------------------------------------------------------------------------------

SWEDEN -- 0.8%
--------------------------------------------------------------------------------
          414,100   Hexagon AB Cl B                                      14,552
--------------------------------------------------------------------------------

SWITZERLAND -- 2.9%
--------------------------------------------------------------------------------
           20,800   Geberit AG                                           22,624
--------------------------------------------------------------------------------
            5,364   Lindt & Spruengli AG                                 10,287
--------------------------------------------------------------------------------
           24,600   Sulzer AG                                            17,667
--------------------------------------------------------------------------------
                                                                         50,578
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 4.9%
--------------------------------------------------------------------------------
        2,517,000   Catcher Technology Co. Ltd.                          29,994
--------------------------------------------------------------------------------
          963,400   High Tech Computer Corp.                             28,315
--------------------------------------------------------------------------------
          334,000   Motech Industries Inc.                                8,579
--------------------------------------------------------------------------------
       26,714,000   Powerchip Semiconductor Corp.(1)                     17,980
--------------------------------------------------------------------------------
                                                                         84,868
--------------------------------------------------------------------------------

TURKEY -- 0.3%
--------------------------------------------------------------------------------
        1,426,000   Aksigorta AS                                          4,894
--------------------------------------------------------------------------------

Shares/Principal Amount                ($ IN THOUSANDS)                 Value
--------------------------------------------------------------------------------

UNITED KINGDOM -- 13.8%
--------------------------------------------------------------------------------
        3,072,500   Aberdeen Asset Management plc                    $    9,477
--------------------------------------------------------------------------------
        2,592,753   Ashtead Group plc                                     9,693
--------------------------------------------------------------------------------
        6,490,800   Carphone Warehouse Group plc                         39,312
--------------------------------------------------------------------------------
          986,500   CSR plc(1)                                           26,702
--------------------------------------------------------------------------------
        3,507,600   International Power plc                              19,222
--------------------------------------------------------------------------------
          186,900   Lonmin plc                                            9,188
--------------------------------------------------------------------------------
        1,406,997   Michael Page International plc                       10,402
--------------------------------------------------------------------------------
          173,400   NDS Group plc ADR(1)                                  8,814
--------------------------------------------------------------------------------
          805,600   Punch Taverns plc                                    12,913
--------------------------------------------------------------------------------
        4,185,000   Regus Group plc(1)                                    8,762
--------------------------------------------------------------------------------
        2,055,000   Serco Group plc                                      12,091
--------------------------------------------------------------------------------
        3,891,400   Tullow Oil plc                                       26,442
--------------------------------------------------------------------------------
        1,044,500   Vedanta Resources plc                                28,253
--------------------------------------------------------------------------------
        2,124,000   Wolfson Microelectronics plc(1)                      17,867
--------------------------------------------------------------------------------
                                                                        239,138
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,219,052)                                                     1,649,864
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.7%
--------------------------------------------------------------------------------

GERMANY -- 0.7%
--------------------------------------------------------------------------------
          474,900   ProSiebenSat.1 Media AG(1)
(Cost $11,542)                                                           12,289
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.3%
--------------------------------------------------------------------------------
          $57,600   FHLB Discount Notes,
                    4.89%, 6/1/06(4)
(Cost $57,592)                                                           57,600
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(5) -- 10.3%
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
5.02%, dated 5/31/06, due 6/1/06
(Delivery value $100,014)                                               100,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.06%, dated 5/31/06, due 6/1/06
(Delivery value $79,047)                                                 79,036
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING
(Cost $179,036)                                                         179,036
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.7%
(Cost $1,467,222)                                                     1,898,789
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (9.7)%                                 (168,271)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $1,730,518
================================================================================

See Notes to Financial Statements.                                  (continued)

------
15

International Discovery - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Industrials                                                               26.9%
--------------------------------------------------------------------------------
Information Technology                                                    15.1%
--------------------------------------------------------------------------------
Financials                                                                13.1%
--------------------------------------------------------------------------------
Materials                                                                 10.3%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    10.0%
--------------------------------------------------------------------------------
Energy                                                                     9.3%
--------------------------------------------------------------------------------
Health Care                                                                5.9%
--------------------------------------------------------------------------------
Utilities                                                                  3.3%
--------------------------------------------------------------------------------
Consumer Staples                                                           1.6%
--------------------------------------------------------------------------------
Telecommunication Services                                                 0.6%
--------------------------------------------------------------------------------
Cash and Cash Equivalents(+)                                               3.9%
--------------------------------------------------------------------------------

+ Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FHLB = Federal Home Loan Bank
GDR = Global Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of May 31, 2006.
(3) Region is less than 0.05% of total net assets.
(4) The rate indicated is the yield to maturity at purchase.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of May 31, 2006, was
$454,328, which represented 26.3% of total net assets.

See Notes to Financial Statements.

------
16

Emerging Markets - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                      6 MONTHS(1)  1 YEAR     5 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          21.26%     51.35%     16.81%      8.94%       9/30/97
--------------------------------------------------------------------------------
MSCI EM INDEX           13.93%     40.90%     21.09%      7.42%         --
--------------------------------------------------------------------------------
Institutional Class     21.37%     51.67%     17.03%     16.88%       1/28/99
--------------------------------------------------------------------------------
Advisor Class           21.06%     50.81%     16.52%     12.69%       5/12/99
--------------------------------------------------------------------------------
C Class                                                              12/18/01
  No sales charge*      20.59%     49.79%        --      20.48%
  With sales charge*    19.59%     49.79%        --      20.48%
--------------------------------------------------------------------------------

* Sales charges include contingent deferred sales charges (CDSCs). C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                   (continued)

------
17

Emerging Markets - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
------------------------------------------------------------------------------------------
                  1998*   1999    2000     2001    2002     2003    2004    2005    2006
------------------------------------------------------------------------------------------
Investor Class   -15.00%  1.88%  44.57%  -22.82%  -0.43%  -17.03%  41.04%  23.34%  51.35%
------------------------------------------------------------------------------------------
MSCI EM Index    -25.24%  3.46%  17.75%  -21.60%   7.28%   -6.40%  40.48%  30.99%  40.90%
------------------------------------------------------------------------------------------

*From 9/30/97, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
18

Emerging Markets - Portfolio Commentary

PORTFOLIO MANAGERS: MICHAEL DONNELLY AND PATRICIA RIBEIRO

Emerging Markets gained 21.26%* during the six-month period ended May 31, 2006, outperforming its benchmark, the Morgan Stanley Capital International Emerging
Markets Index, which returned 13.93%.

Emerging Markets also outperformed the 13.38% average return of the diversified emerging markets funds tracked by Morningstar during the same six months.**

Superior security selection accounted for most of the portfolio's outperformance, with our investments in Taiwan highlighting the period's stock-picking success. All of the sectors in which we were invested contributed to return during the period and all but one surpassed the index's performance.

BOOST FROM TAIWAN, BRAZIL

Taiwanese handset manufacturer Compal Communications serves as an example of our ability to go beyond the benchmark to find successful companies, and also of our sell discipline. A portfolio-only position, meaning the company isn't listed in the index, Compal contributed more than any other security to the portfolio's performance. Compal had higher-than-expected handset shipments during the period, and its share price soared 136%. When the company's stock price far exceeded reasonable expectations, even considering its great results, we sold the position.

Elsewhere in Taiwan, we also benefited from Wistron NeWeb Corp., a designer and manufacturer that specializes in the field of advanced wireless communication.
Wistron NeWeb surged on increasing demand for its satellite communications devices. Wistron NeWeb, the portfolio's largest holding on average during the period, made the second-largest contribution to absolute and relative performance.

Brazil also lifted the portfolio, led by Lojas Renner, a retailer that's expanded and modernized its stores to take advantage of consumers who are benefiting from relatively low interest rates and high confidence. Lojas, a portfolio-only position, is another example of our research and analysis leading to companies not included in the index that can drive investment performance.

Brazil's Usinas Siderurgicas de Minas Gerais, the country's second-largest steelmaker, also helped boost the portfolio's performance. The company reported during the period a record fourth-quarter 2005 profit of $61.2 million. The portfolio benefited from an overweight position in Usinas Siderurgicas de Minas
Gerais, which was among the portfolio's top-10 contributing securities to relative and absolute performance.

TOP TEN HOLDINGS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         5/31/06              11/30/05
--------------------------------------------------------------------------------
Wistron NeWeb Corp.                       3.3%                  2.0%
--------------------------------------------------------------------------------
OAO Gazprom ADR                           2.8%                  0.3%
--------------------------------------------------------------------------------
Petroleo Brasileiro SA ADR                2.2%                  2.2%
--------------------------------------------------------------------------------
China Steel Corp.                         2.0%                   --
--------------------------------------------------------------------------------
Samsung Electronics                       2.0%                  2.2%
--------------------------------------------------------------------------------
Centros Comerciales
Sudamericanos SA                          1.9%                  1.2%
--------------------------------------------------------------------------------
M-Systems Flash
Disk Pioneers Ltd.                        1.8%                  0.5%
--------------------------------------------------------------------------------
POSCO                                     1.7%                   --
--------------------------------------------------------------------------------
Komercni Banka AS                         1.7%                   --
--------------------------------------------------------------------------------
Pyaterochka Holding
N.V. GDR                                  1.7%                  2.4%
--------------------------------------------------------------------------------

*  All fund returns referenced in this commentary are for Investor
   Class shares. Total returns for periods less than one year are not annualized.

** The one-, five- and ten-year average returns as of May 31, 2006 for Emerging Markets' Morningstar peer group are 38.61%,
   19.84% and 7.19%, respectively.                                  (continued)

------
19

Emerging Markets - Portfolio Commentary

As further evidence of our search for companies outside the index, our investment in Kazakhstan's Kazakhmys plc proved to be one of the most rewarding during the period. Kazakhmys is a mining company focused on extracting copper, but gold, silver and zinc are also valuable by-products of its process.
Prices of those metals have risen sharply, and the company has benefited from high prices. The company reported during the period that net income increased
25% to $538 million during 2005. Kazakhyms made the third-largest contribution to total return and to our relative performance.

OPPORTUNITY IN RUSSIA

A Russian retailer, Pyaterochka Holding N.V., provided one of the few disappointments during the period. The company, which operates small supermarkets to cover day-to-day needs of customers in St. Petersburg and
Moscow, disappointed investors early in the period with reports of slow sales.
However, we have maintained a position in Pyaterochka because we believe the outlook for Russian retail sales is strong and will benefit the company.

Energy holdings contributed to total return, but energy was the only sector in the portfolio that underperformed the index, mostly because of underweight positions in a few oil and gas companies that advanced. Still, we had overweight positions in several oil and gas companies that made significant contributions to both absolute and relative return. They included Russia's NovaTek and
Gazprom, both of which were among the 10 securities that made the largest contributions to performance relative to the index.

OUR COMMITMENT

We believe the period's results stand as a testament to the commitment of the portfolio's managers and analysts to seek out foreign companies anywhere in the world's developing countries that drive investment performance. A final note:
Patricia Ribeiro joined American Century's Emerging Markets team in May as a portfolio manager working with vice president and senior portfolio manager
Michael Donnelly, who has managed the portfolio since its inception Sept. 30,
1997.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
Foreign Common Stocks
and Rights                               91.0%                 95.1%
--------------------------------------------------------------------------------
Foreign Preferred Stocks                  2.8%                  2.6%
--------------------------------------------------------------------------------
Domestic Common Stocks                    1.1%                   --
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    94.9%                 97.7%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          4.6%                  4.5%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(1)                        0.5%                 (2.2)%
--------------------------------------------------------------------------------

(1) Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
South Korea                              13.3%                 16.2%
--------------------------------------------------------------------------------
Taiwan (Republic
of China)                                12.5%                 10.1%
--------------------------------------------------------------------------------
Brazil                                   10.2%                  7.5%
--------------------------------------------------------------------------------
People's Republic
of China                                  9.5%                  8.2%
--------------------------------------------------------------------------------
Russian Federation                        6.1%                  6.7%
--------------------------------------------------------------------------------
South Africa                              5.9%                 12.6%
--------------------------------------------------------------------------------
Hong Kong                                 5.2%                  4.8%
--------------------------------------------------------------------------------
Israel                                    4.1%                  4.5%
--------------------------------------------------------------------------------
Mexico                                    3.7%                  5.6%
--------------------------------------------------------------------------------
Chile                                     3.5%                  3.4%
--------------------------------------------------------------------------------
Indonesia                                 2.7%                  0.4%
--------------------------------------------------------------------------------
Other Countries                          18.2%                 17.7%
--------------------------------------------------------------------------------
Cash and Equivalents(2)                   5.1%                  2.3%
--------------------------------------------------------------------------------

(2) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

------
20

Emerging Markets - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------

COMMON STOCKS AND RIGHTS -- 92.1%

ARGENTINA -- 0.8%
--------------------------------------------------------------------------------
          172,334   Banco Macro Bansud SA ADR                          $  3,757
--------------------------------------------------------------------------------

AUSTRIA -- 0.9%
--------------------------------------------------------------------------------
           50,683   Raiffeisen International
                    Bank Holding AG(1)(2)                                 4,199
--------------------------------------------------------------------------------

BRAZIL -- 7.4%
--------------------------------------------------------------------------------
          213,372   American Banknote SA(1)                               1,341
--------------------------------------------------------------------------------
          148,278   Banco Nossa Caixa SA                                  2,776
--------------------------------------------------------------------------------
          340,353   Equatorial Energia SA(1)                              2,089
--------------------------------------------------------------------------------
          207,225   Gafisa SA(1)                                          2,054
--------------------------------------------------------------------------------
          151,946   Lojas Renner SA                                       7,718
--------------------------------------------------------------------------------
           72,000   Lupatech SA(1)                                          697
--------------------------------------------------------------------------------
          118,505   Petroleo Brasileiro SA ADR                           10,292
--------------------------------------------------------------------------------
          210,818   Totvs SA(1)                                           3,430
--------------------------------------------------------------------------------
          531,200   Tractebel Energia SA                                  3,910
--------------------------------------------------------------------------------
           87,500   Vivax SA(1)                                           1,092
--------------------------------------------------------------------------------
                                                                         35,399
--------------------------------------------------------------------------------

CHILE -- 3.5%
--------------------------------------------------------------------------------
        3,607,906   Centros Comerciales
                    Sudamericanos SA                                      8,830
--------------------------------------------------------------------------------
        1,598,208   Comercial Siglo XXI SA                                5,350
--------------------------------------------------------------------------------
          508,759   Compania Cervecerias
                    Unidas SA                                             2,372
--------------------------------------------------------------------------------
                                                                         16,552
--------------------------------------------------------------------------------

CZECH REPUBLIC -- 1.7%
--------------------------------------------------------------------------------
           58,828   Komercni Banka AS                                     8,254
--------------------------------------------------------------------------------

EGYPT -- 0.3%
--------------------------------------------------------------------------------
          219,413   Orascom Hotels & Development(1)                       1,233
--------------------------------------------------------------------------------
           11,023   Vodafone Egypt
                    Telecommunications SAE                                  153
--------------------------------------------------------------------------------
                                                                          1,386
--------------------------------------------------------------------------------

FINLAND -- 1.6%
--------------------------------------------------------------------------------
          513,871   Nokian Renkaat Oyj(2)                                 7,682
--------------------------------------------------------------------------------

GERMANY -- 0.8%
--------------------------------------------------------------------------------
          174,075   CAT Oil AG(1)                                         3,852
--------------------------------------------------------------------------------

HONG KONG -- 5.2%
--------------------------------------------------------------------------------
        3,076,873   AAC Acoustic Technology
                    Holdings Inc.(1)                                      3,173
--------------------------------------------------------------------------------
       10,546,978   Bank of China Ltd. Cl H(1)                            4,011
--------------------------------------------------------------------------------
        5,463,000   China Yurun Food Group Ltd.(2)                        4,048
--------------------------------------------------------------------------------
        1,947,000   Parkson Retail Group Ltd.(2)                          5,772
--------------------------------------------------------------------------------
          937,000   Vtech Holdings Ltd.                                   4,155
--------------------------------------------------------------------------------
        5,066,000   Xiwang Sugar Holdings Co. Ltd.                        3,559
--------------------------------------------------------------------------------
                                                                         24,718
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------

INDIA -- 1.0%
--------------------------------------------------------------------------------
          114,840   Tata Consultancy Services Ltd.                     $  4,428
--------------------------------------------------------------------------------

INDONESIA -- 2.7%
--------------------------------------------------------------------------------
       61,035,500   Bank Niaga Tbk PT                                     3,759
--------------------------------------------------------------------------------
        6,099,500   PT Aneka Tambang Tbk                                  2,933
--------------------------------------------------------------------------------
        8,084,500   Telekomunikasi Indonesia Tbk PT                       6,158
--------------------------------------------------------------------------------
                                                                         12,850
--------------------------------------------------------------------------------

ISRAEL -- 4.1%
--------------------------------------------------------------------------------
          261,159   M-Systems Flash
                    Disk Pioneers Ltd.(1)(2)                              8,735
--------------------------------------------------------------------------------
          181,952   Orbotech Ltd.(1)(2)                                   4,571
--------------------------------------------------------------------------------
          169,518   Teva Pharmaceutical
                    Industries Ltd. ADR                                   6,172
--------------------------------------------------------------------------------
                                                                         19,478
--------------------------------------------------------------------------------

KAZAKHSTAN -- 0.5%
--------------------------------------------------------------------------------
          116,513   Kazakhmys plc                                         2,474
--------------------------------------------------------------------------------

LUXEMBOURG -- 1.1%
--------------------------------------------------------------------------------
          217,610   Ternium SA ADR(1)                                     5,092
--------------------------------------------------------------------------------

MALAYSIA -- 1.8%
--------------------------------------------------------------------------------
        4,509,000   AirAsia Bhd(1)                                        1,999
--------------------------------------------------------------------------------
          948,000   Gamuda Bhd                                              898
--------------------------------------------------------------------------------
          949,000   Kuala Lumpur Kepong Bhd                               2,640
--------------------------------------------------------------------------------
          784,000   Malakoff Bhd                                          2,116
--------------------------------------------------------------------------------
        3,119,900   Scomi Group Bhd                                       1,022
--------------------------------------------------------------------------------
                                                                          8,675
--------------------------------------------------------------------------------

MEXICO -- 3.7%
--------------------------------------------------------------------------------
        1,584,970   Axtel, SA de CV(1)                                    3,173
--------------------------------------------------------------------------------
           36,019   Cemex SA de CV ADR                                    2,052
--------------------------------------------------------------------------------
          462,357   Corporacion GEO SA
                    de CV, Series B(1)                                    1,599
--------------------------------------------------------------------------------
        1,280,398   Corporacion Moctezuma, SA de CV                       2,506
--------------------------------------------------------------------------------
          207,113   Grupo Aeroportuario del Pacifico
                    SA de CV ADR                                          6,897
--------------------------------------------------------------------------------
          650,420   Urbi Desarrollos Urbanos
                    SA de CV(1)(2)                                        1,578
--------------------------------------------------------------------------------
                                                                         17,805
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 9.5%
--------------------------------------------------------------------------------
       12,016,000   Advanced Semiconductor
                    Manufacturing Corp. Cl H(1)                           2,881
--------------------------------------------------------------------------------
          286,666   China Mobile Hong Kong Ltd. ADR(2)                    7,410
--------------------------------------------------------------------------------
        7,406,000   China Petroleum & Chemical
                    Corp. Cl H                                            4,391
--------------------------------------------------------------------------------
       12,310,000   Dongfeng Motor Group Co.
                    Ltd. Cl H(1)                                          5,990
--------------------------------------------------------------------------------
        1,307,000   Foxconn International Holdings Ltd.(1)(2)             3,504
--------------------------------------------------------------------------------
       12,400,000   Global Bio-Chem Technology
                    Group Co. Ltd.(2)                                     5,075
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

Emerging Markets - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------

        5,496,000   Golden Eagle Retail Group Ltd.(1)                  $  3,206
--------------------------------------------------------------------------------
        5,401,314   Nine Dragons Paper Holdings Ltd.(1)                   4,491
--------------------------------------------------------------------------------
        5,750,000   PetroChina Co. Ltd. Cl H                              6,189
--------------------------------------------------------------------------------
          705,000   Wumart Stores Inc. Cl H                               2,086
--------------------------------------------------------------------------------
                                                                         45,223
--------------------------------------------------------------------------------

PERU -- 1.4%
--------------------------------------------------------------------------------
          242,366   Credicorp Ltd.                                        6,350
--------------------------------------------------------------------------------

POLAND -- 0.4%
--------------------------------------------------------------------------------
           70,167   TVN SA(1)                                             1,996
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 6.1%
--------------------------------------------------------------------------------
          120,092   NovaTek OAO GDR                                       4,648
--------------------------------------------------------------------------------
          306,674   OAO Gazprom ADR                                      13,096
--------------------------------------------------------------------------------
          476,429   Pyaterochka Holding N.V. GDR(1)                       7,885
--------------------------------------------------------------------------------
          932,611   VolgaTelecom                                          3,180
--------------------------------------------------------------------------------
                                                                         28,809
--------------------------------------------------------------------------------

SOUTH AFRICA -- 5.9%
--------------------------------------------------------------------------------
          153,958   Anglo American plc                                    6,112
--------------------------------------------------------------------------------
          195,102   Barloworld Ltd.                                       3,310
--------------------------------------------------------------------------------
           12,926   Impala Platinum Holdings Limited                      2,178
--------------------------------------------------------------------------------
          280,961   JD Group Ltd.                                         3,294
--------------------------------------------------------------------------------
          208,023   Kumba Resources Ltd.                                  3,572
--------------------------------------------------------------------------------
           61,737   Pretoria Portland Cement Co. Ltd.                     3,272
--------------------------------------------------------------------------------
          524,064   Sappi Ltd.                                            6,456
--------------------------------------------------------------------------------
                                                                         28,194
--------------------------------------------------------------------------------

SOUTH KOREA -- 13.3%
--------------------------------------------------------------------------------
            9,580   Amorepacific Corp.                                    3,230
--------------------------------------------------------------------------------
           48,400   CJ Corp.                                              5,610
--------------------------------------------------------------------------------
          206,250   GS Holdings Corp.                                     6,151
--------------------------------------------------------------------------------
          183,330   Hynix Semiconductor Inc.(1)                           6,182
--------------------------------------------------------------------------------
           94,400   Hyundai Engineering & Construction(1)                 4,636
--------------------------------------------------------------------------------
          125,070   LG Card Co. Ltd.(1)                                   6,194
--------------------------------------------------------------------------------
           31,640   POSCO                                                 8,285
--------------------------------------------------------------------------------
           14,690   Samsung Electronics                                   9,473
--------------------------------------------------------------------------------
          160,560   Shinhan Financial Group Co., Ltd.                     7,461
--------------------------------------------------------------------------------
           13,430   Shinsegae Co. Ltd.                                    6,170
--------------------------------------------------------------------------------
                                                                         63,392
--------------------------------------------------------------------------------

SPAIN -- 1.4%
--------------------------------------------------------------------------------
          233,363   Repsol YPF, SA                                        6,508
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------

SWEDEN -- 0.8%
--------------------------------------------------------------------------------
          103,479   Oriflame Cosmetics SA SDR                          $  3,507
--------------------------------------------------------------------------------
          103,479   Oriflame Cosmetics
                    SA SDR Rights(1)                                        110
--------------------------------------------------------------------------------
                                                                          3,617
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 12.5%
--------------------------------------------------------------------------------
          314,199   AU Optronics Corp. ADR(2)                             4,562
--------------------------------------------------------------------------------
       10,156,000   China Steel Corp.                                     9,669
--------------------------------------------------------------------------------
        3,647,000   Chinatrust Financial Holding Co.                      2,937
--------------------------------------------------------------------------------
        6,768,000   Compal Electronics Inc.                               6,930
--------------------------------------------------------------------------------
        3,429,288   King Yuan Electronics Co. Ltd.                        3,608
--------------------------------------------------------------------------------
          182,000   Nan Ya Printed Circuit Board Corp.(1)                 1,835
--------------------------------------------------------------------------------
        4,625,000   Taishin Financial Holdings Co. Ltd.                   3,003
--------------------------------------------------------------------------------
        1,532,000   Taiwan Green Point
                    Enterprise Co. Ltd.(1)                                4,041
--------------------------------------------------------------------------------
        1,277,000   Test-Rite International Co.                             951
--------------------------------------------------------------------------------
        8,672,000   Uni-President Enterprises Corp.                       6,362
--------------------------------------------------------------------------------
        4,438,000   Wistron NeWeb Corp.(1)                               15,516
--------------------------------------------------------------------------------
                                                                         59,414
--------------------------------------------------------------------------------

THAILAND -- 1.2%
--------------------------------------------------------------------------------
       20,316,200   Krung Thai Bank Public Co. Ltd.                       5,541
--------------------------------------------------------------------------------

TURKEY -- 1.4%
--------------------------------------------------------------------------------
          169,832   Asya Katilim Bankasi AS(1)                              460
--------------------------------------------------------------------------------
          361,472   Denizbank AS(1)                                       3,331
--------------------------------------------------------------------------------
          171,371   Tupras Turkiye Petrol Rafine                          2,886
--------------------------------------------------------------------------------
                                                                          6,677
--------------------------------------------------------------------------------

UNITED STATES -- 1.1%
--------------------------------------------------------------------------------
          168,080   Avon Products, Inc.                                   5,328
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS AND RIGHTS
(Cost $388,067)                                                         437,650
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 2.8%
--------------------------------------------------------------------------------

BRAZIL -- 2.8%
--------------------------------------------------------------------------------
          117,538   Aracruz Celulose SA ADR(2)                            6,012
--------------------------------------------------------------------------------
       34,050,000   Companhia de Gas
                    de Sao Paulo Cl A                                     3,913
--------------------------------------------------------------------------------
          105,100   Usinas Siderurgicas
                    de Minas Gerais SA Cl A                               3,382
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost $12,841)                                                           13,307
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
22

Emerging Markets - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

                              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.6%
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by various
U.S. Treasury obligations, 5.50%, 8/15/28,
valued at $22,454), in a joint trading account
at 4.85%, dated 5/31/06, due 6/1/06
(Delivery value $22,103)
(Cost $22,100)                                                         $ 22,100
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 10.2%
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.02%, dated 5/31/06, due 6/1/06
(Delivery value $30,004)                                                 30,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized by
various U.S. Government Agency obligations in a
pooled account at the lending agent),
5.06%, dated 5/31/06, due 6/1/06
(Delivery value $18,582)                                                 18,579
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING
(Cost $48,579)                                                           48,579
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.7%
(Cost $471,587)                                                         521,636
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (9.7)%                                  (46,242)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $475,394
================================================================================

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Information Technology                                                   18.3%
--------------------------------------------------------------------------------
Materials                                                                14.4%
--------------------------------------------------------------------------------
Consumer Staples                                                         14.1%
--------------------------------------------------------------------------------
Financials                                                               13.3%
--------------------------------------------------------------------------------
Energy                                                                   12.4%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   10.2%
--------------------------------------------------------------------------------
Telecommunication Services                                                4.5%
--------------------------------------------------------------------------------
Industrials                                                               3.9%
--------------------------------------------------------------------------------
Utilities                                                                 2.5%
--------------------------------------------------------------------------------
Health Care                                                               1.3%
--------------------------------------------------------------------------------
Cash and Cash Equivalents+                                                5.1%
--------------------------------------------------------------------------------

+ Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
SDR = Swedish Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of May 31, 2006.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
23

International Opportunities - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                                   --------------
                                                   AVERAGE ANNUAL
                                                       RETURNS
--------------------------------------------------------------------------------
                                                        SINCE       INCEPTION
                           6 MONTHS(1)   1 YEAR       INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               20.48%       46.95%       25.93%         6/1/01
--------------------------------------------------------------------------------
S&P/CITIGROUP EMI GROWTH
WORLD EX-US                  19.56%       35.69%       13.95%(2)        --
--------------------------------------------------------------------------------
Institutional Class          20.57%       47.37%       42.34%         1/9/03
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
24

International Opportunities - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                                        2002*   2003    2004    2005    2006
--------------------------------------------------------------------------------
Investor Class                         15.00%  -5.48%  62.50%  22.00%  46.95%
--------------------------------------------------------------------------------
S&P/Citigroup EMI Growth World ex-US   -8.01%  -8.73%  42.23%  18.57%  35.69%
--------------------------------------------------------------------------------

* From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
25

International Opportunities - Portfolio Commentary

PORTFOLIO MANAGERS: FEDERICO LAFFAN AND TREVOR GURWICH

International Opportunities gained 20.48%* during the six-month period ended May
31, 2006, outperforming its benchmark, the S&P/Citigroup EMI (Extended Market
Index) Growth World ex-US, which returned 19.56%. Looking longer-term, the portfolio has delivered enviable results. Since its inception on June 1, 2001,
International Opportunities has provided an average annualized return of 25.93%, versus 13.95% for the benchmark.

Despite persistently high oil prices, uneasiness about inflation and campaigns by central banks in the U.S. and Europe to raise interest rates, many international stock markets advanced strongly during the period. In
International Opportunities' case, nine of the ten sectors in which it was invested provided positive returns, with industrials and information technology businesses contributing the most to our results. Our performance was also aided by a weakening dollar that improved overseas returns for U.S. investors.

Additionally, as the chart on page 27 indicates, we reduced our weighting in
Japan since our last report to you six months ago. Our smaller weighting reflects a pull-back in small-cap Japanese stocks during the period, as well as our redeployment of those assets in attractive opportunities in other regions.

SUCCESS IN INDUSTRIALS

Our search for smaller foreign companies demonstrating earnings acceleration, the heart of our discipline, drew us to the industrials sector, which contributed the most to our results. Our investments there were led by
Netherlands' USG People N.V., Europe's fifth-largest staffing agency. Industry growth in the Netherlands, USG's most important market, has been accelerating over the past year, and the company posted strong first-quarter results.

Elsewhere in the sector, two European providers of industrial machinery, Andritz
AG and Pinguely-Haulotte, also performed particularly well for the portfolio.
Andritz, based in Austria, supplies production equipment to customers in the pulp, paper and steel industries. The company is benefiting from strong orders from China and countries in South America. Pinguely-Haulotte, a French company, is Europe's largest maker of aerial platforms used in construction and industrial applications.

TOP TEN HOLDINGS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         5/31/06              11/30/05
--------------------------------------------------------------------------------
USG People N.V.(1)                        1.8%                  0.5%
--------------------------------------------------------------------------------
Nexans SA                                 1.8%                   --
--------------------------------------------------------------------------------
Andritz AG                                1.8%                  1.2%
--------------------------------------------------------------------------------
Tomra Systems ASA                         1.6%                  1.5%
--------------------------------------------------------------------------------
JM AB                                     1.5%                  1.3%
--------------------------------------------------------------------------------
Acta Holding ASA                          1.4%                  0.8%
--------------------------------------------------------------------------------
IG Group Holdings plc                     1.3%                  1.2%
--------------------------------------------------------------------------------
SGL Carbon AG                             1.3%                   --
--------------------------------------------------------------------------------
Ordina N.V.                               1.2%                  1.1%
--------------------------------------------------------------------------------
Marfin Financial Group
SA Holdings                               1.2%                   --
--------------------------------------------------------------------------------

(1) Formerly United Services Group N.V.

* All fund returns referenced in this commentary are for
  Investor Class shares. Total returns for periods less
  than one year are not annualized.                                 (continued)

------
26

International Opportunities - Portfolio Commentary

GAINS IN TECHNOLOGY

Technology businesses were another strong source of performance. In semiconductors, we were rewarded for taking a large position in SOITEC. This
French company is the market leader in SOI (silicon-on-insulator) semiconductors that are used in wireless devices, new-generation game consoles and other consumer electronics. In April, SOITEC, whose customers include Advanced Micro
Devices and IBM, announced an 89% increase in sales from a year earlier.

Our successes in technology also included Option N.V., a Belgian-based supplier of computer wireless data cards that connect portable PCs to the Internet. The company's data card market share in Western Europe is well over 50%.

MATERIALS, FINANCIALS AMONG DETRACTORS

While both sectors provided positive results for the portfolio, our investments in companies involved in materials and financial businesses slowed us most against the benchmark. In materials, our decliners included Toagosei Co. Ltd., a
Japanese chemical manufacturer, and Mytilineos Holdings, a group of Greek industrial companies active in metallurgy and mining. Price declines in acrylic acid, which occurred as the company completed cost-cutting efforts, pressured
Toagosei's margins. Mytilineos lost ground during May as the prices of many base metals appeared to peak, implying a potential cyclical top in earnings for the company. We continue to hold Mytilineos; we sold our position in Toagosei.

In the case of financials, two Japanese banks, Kyushu-Shinwa Holdings Inc. and
Bank of the Ryukyus Ltd., were among our largest detractors. We're confident in both banks' longer-term prospects and have maintained our positions.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
Foreign Common Stocks                    96.9%                 95.5%
--------------------------------------------------------------------------------
Domestic Common Stocks                    1.0%                   --
--------------------------------------------------------------------------------
Foreign Preferred Stocks                  0.7%                  0.7%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.6%                 96.2%
--------------------------------------------------------------------------------
Temporary
Cash Investments                           --                   3.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(1)                        1.4%                  0.6%
--------------------------------------------------------------------------------

(1) Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
Japan                                    14.8%                 26.8%
--------------------------------------------------------------------------------
United Kingdom                           11.3%                  7.8%
--------------------------------------------------------------------------------
France                                    9.2%                  8.3%
--------------------------------------------------------------------------------
Germany                                   9.1%                 10.5%
--------------------------------------------------------------------------------
Norway                                    7.1%                  6.2%
--------------------------------------------------------------------------------
Netherlands                               6.7%                  5.1%
--------------------------------------------------------------------------------
Italy                                     6.3%                  4.4%
--------------------------------------------------------------------------------
Sweden                                    4.7%                  6.0%
--------------------------------------------------------------------------------
Switzerland                               4.1%                  1.5%
--------------------------------------------------------------------------------
Canada                                    3.2%                  2.3%
--------------------------------------------------------------------------------
Greece                                    2.1%                  0.7%
--------------------------------------------------------------------------------
People's Republic
of China                                  2.1%                   --
--------------------------------------------------------------------------------
Taiwan (Republic
of China)                                 2.0%                  1.6%
--------------------------------------------------------------------------------
Other Countries                          15.9%                 15.0%
--------------------------------------------------------------------------------
Cash and Equivalents(2)                   1.4%                  3.8%
--------------------------------------------------------------------------------

(2) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

------
27

International Opportunities - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.9%

ARGENTINA -- 0.5%
--------------------------------------------------------------------------------
           52,076   Banco Macro Bansud SA ADR                         $   1,135
--------------------------------------------------------------------------------

AUSTRALIA -- 0.4%
--------------------------------------------------------------------------------
          790,645   Kimberley Diamond Co. NL(1)(2)                          815
--------------------------------------------------------------------------------
           11,701   Sino Gold Ltd.(1)                                        44
--------------------------------------------------------------------------------
                                                                            859
--------------------------------------------------------------------------------

AUSTRIA -- 1.8%
--------------------------------------------------------------------------------
           22,823   Andritz AG                                            3,640
--------------------------------------------------------------------------------

BELGIUM -- 1.6%
--------------------------------------------------------------------------------
           23,533   EVS Broadcast Equipment SA                            1,142
--------------------------------------------------------------------------------
           88,235   Option N.V.(1)(2)                                     2,117
--------------------------------------------------------------------------------
                                                                          3,259
--------------------------------------------------------------------------------

BRAZIL -- 0.8%
--------------------------------------------------------------------------------
           86,600   Submarino SA                                          1,761
--------------------------------------------------------------------------------

CANADA -- 3.2%
--------------------------------------------------------------------------------
           36,486   Aspreva Pharmaceuticals Corp.(1)(2)                   1,094
--------------------------------------------------------------------------------
           32,376   Aur Resources Inc.                                      525
--------------------------------------------------------------------------------
          320,611   Eldorado Gold Corporation(1)                          1,624
--------------------------------------------------------------------------------
           22,782   Flint Energy Services Ltd.(1)                         1,205
--------------------------------------------------------------------------------
          121,689   Sierra Wireless(1)(2)                                 2,057
--------------------------------------------------------------------------------
                                                                          6,505
--------------------------------------------------------------------------------

DENMARK -- 1.5%
--------------------------------------------------------------------------------
            9,116   Bang & Olufsen AS B Shares(2)                         1,071
--------------------------------------------------------------------------------
           33,833   NKT Holding AS                                        2,133
--------------------------------------------------------------------------------
                                                                          3,204
--------------------------------------------------------------------------------

FINLAND -- 0.9%
--------------------------------------------------------------------------------
           94,713   KCI Konecranes Oyj                                    1,930
--------------------------------------------------------------------------------

FRANCE -- 9.2%
--------------------------------------------------------------------------------
           29,250   Alten(1)(2)                                           1,028
--------------------------------------------------------------------------------
           26,401   April Group                                           1,438
--------------------------------------------------------------------------------
           35,868   Groupe Steria SCA(2)                                  2,027
--------------------------------------------------------------------------------
           77,165   Ingenico(1)(2)                                        1,712
--------------------------------------------------------------------------------
           48,616   Nexans SA(2)                                          3,752
--------------------------------------------------------------------------------
           38,469   Nexity                                                2,349
--------------------------------------------------------------------------------
           82,266   Pinguely-Haulotte(2)                                  2,295
--------------------------------------------------------------------------------
           66,260   SOITEC(1)(2)                                          1,940
--------------------------------------------------------------------------------
           56,997   SR Teleperformance(2)                                 2,488
--------------------------------------------------------------------------------
                                                                         19,029
--------------------------------------------------------------------------------

GERMANY -- 8.4%
--------------------------------------------------------------------------------
           51,868   CTS Eventim AG                                        1,502
--------------------------------------------------------------------------------
           15,701   Deutsche Euroshop AG                                  1,076
--------------------------------------------------------------------------------
           11,960   Interhyp AG(1)                                        1,118
--------------------------------------------------------------------------------
           12,418   MPC Muenchmeyer
                    Petersen Capital AG(2)                                  934
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

           36,146   Praktiker Bau-und
                    Heimwerkermaerkte AG(1)                            $  1,042
--------------------------------------------------------------------------------
            5,066   Rational AG                                             953
--------------------------------------------------------------------------------
          121,402   SGL Carbon AG(1)                                      2,582
--------------------------------------------------------------------------------
           34,821   Sixt AG(2)                                            2,074
--------------------------------------------------------------------------------
           20,615   Software AG                                           1,057
--------------------------------------------------------------------------------
            3,625   SolarWorld AG(2)                                      1,008
--------------------------------------------------------------------------------
           45,036   Vivacon AG(1)                                         1,764
--------------------------------------------------------------------------------
           15,915   Wincor Nixdorf AG                                     2,122
--------------------------------------------------------------------------------
                                                                         17,232
--------------------------------------------------------------------------------

GREECE -- 2.1%
--------------------------------------------------------------------------------
           74,366   Marfin Financial Group SA Holdings                    2,529
--------------------------------------------------------------------------------
           71,535   Mytilineos Holdings SA                                1,835
--------------------------------------------------------------------------------
                                                                          4,364
--------------------------------------------------------------------------------

HONG KONG -- 0.3%
--------------------------------------------------------------------------------
          154,000   Vtech Holdings Ltd.                                     675
--------------------------------------------------------------------------------

HUNGARY -- 0.9%
--------------------------------------------------------------------------------
           13,290   Egis Nyrt.                                            1,776
--------------------------------------------------------------------------------

ITALY -- 6.3%
--------------------------------------------------------------------------------
          290,041   Astaldi SpA(2)                                        1,921
--------------------------------------------------------------------------------
          227,846   Azimut Holding SpA(2)                                 2,472
--------------------------------------------------------------------------------
           33,645   Digital Multimedia
                    Technologies SpA(1)                                   1,940
--------------------------------------------------------------------------------
          620,661   Gemina SpA(1)                                         2,153
--------------------------------------------------------------------------------
          177,460   Recordati SpA                                         1,431
--------------------------------------------------------------------------------
           14,918   Tod's SpA(2)                                          1,113
--------------------------------------------------------------------------------
           66,036   Valentino Fashion Group SpA(2)                        1,855
--------------------------------------------------------------------------------
                                                                         12,885
--------------------------------------------------------------------------------

JAPAN -- 14.8%
--------------------------------------------------------------------------------
           62,200   Amano Corp.(2)                                          980
--------------------------------------------------------------------------------
           25,800   Bank of the Ryukyus Ltd.(1)(2)                          673
--------------------------------------------------------------------------------
              191   en-japan Inc.(2)                                        974
--------------------------------------------------------------------------------
            1,078   ES-Con Japan Ltd.(2)                                  2,122
--------------------------------------------------------------------------------
           24,800   FP Corp.                                                892
--------------------------------------------------------------------------------
           84,000   Fuji Oil Co. Ltd.                                       874
--------------------------------------------------------------------------------
          366,000   Godo Steel Ltd.                                       2,211
--------------------------------------------------------------------------------
           69,000   Hitachi Koki Co., Ltd.                                1,083
--------------------------------------------------------------------------------
           26,800   Hogy Medical Co. Ltd.                                 1,402
--------------------------------------------------------------------------------
           22,217   Honeys Co. Ltd.(2)                                    1,029
--------------------------------------------------------------------------------
          191,000   J-Oil Mills, Inc.                                       987
--------------------------------------------------------------------------------
          257,000   Kanto Denka Kogyo Co. Ltd.                            2,396
--------------------------------------------------------------------------------
          441,000   Kyushu-Shinwa Holdings Inc.(1)(2)                       761
--------------------------------------------------------------------------------
            4,400   Milbon Co. Ltd.                                         180
--------------------------------------------------------------------------------
          160,000   Minato Bank Ltd. (The)                                  426
--------------------------------------------------------------------------------
           13,200   Miraial Co. Ltd.                                      1,042
--------------------------------------------------------------------------------
           19,950   Pal Co. Ltd.                                          1,330
--------------------------------------------------------------------------------
           73,000   Shinko Plantech Co. Ltd.                                522
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
28

International Opportunities - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

           90,000   Showa Corp.                                        $  1,658
--------------------------------------------------------------------------------
           38,000   Sysmex Corp.(2)                                       1,579
--------------------------------------------------------------------------------
           42,600   Takeuchi Manufacturing Co. Ltd.                       1,896
--------------------------------------------------------------------------------
          315,000   Tsubakimoto Chain Co.                                 2,260
--------------------------------------------------------------------------------
          317,000   Tsugami Corp.                                         2,109
--------------------------------------------------------------------------------
           34,000   Tsumura & Co.                                         1,021
--------------------------------------------------------------------------------
                                                                         30,407
--------------------------------------------------------------------------------

NETHERLANDS -- 6.7%
--------------------------------------------------------------------------------
           40,477   Arcadis N.V.                                          1,960
--------------------------------------------------------------------------------
           44,155   Brunel International                                  1,515
--------------------------------------------------------------------------------
           41,118   Imtech N.V.                                           2,017
--------------------------------------------------------------------------------
          120,788   Ordina N.V.                                           2,558
--------------------------------------------------------------------------------
           23,754   Ten Cate N.V.                                           669
--------------------------------------------------------------------------------
           48,860   USG People N.V.(2)                                    3,792
--------------------------------------------------------------------------------
           68,862   Wegener N.V. CVA                                      1,217
--------------------------------------------------------------------------------
                                                                         13,728
--------------------------------------------------------------------------------

NORWAY -- 7.1%
--------------------------------------------------------------------------------
          776,768   Acta Holding ASA                                      2,810
--------------------------------------------------------------------------------
           38,664   Fred. Olsen Energy ASA(1)(2)                          1,713
--------------------------------------------------------------------------------
           83,457   Norwegian Air Shuttle ASA(1)(2)                       1,505
--------------------------------------------------------------------------------
          169,920   Songa Offshore ASA(1)                                 1,515
--------------------------------------------------------------------------------
           75,428   Tandberg Television ASA(1)(2)                         1,367
--------------------------------------------------------------------------------
           32,076   TGS Nopec Geophysical
                    Company ASA(1)                                        2,464
--------------------------------------------------------------------------------
          355,141   Tomra Systems ASA(2)                                  3,342
--------------------------------------------------------------------------------
                                                                         14,716
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 2.1%
--------------------------------------------------------------------------------
          684,000   Global Bio-Chem Technology
                    Group Co. Ltd.                                          283
--------------------------------------------------------------------------------
           81,760   Sohu.com Inc.(1)                                      2,038
--------------------------------------------------------------------------------
           68,586   The9 Ltd. ADR(1)(2)                                   1,913
--------------------------------------------------------------------------------
                                                                          4,234
--------------------------------------------------------------------------------

SINGAPORE -- 1.8%
--------------------------------------------------------------------------------
        1,699,360   Cosco Investment Singapore Ltd.(2)                    1,384
--------------------------------------------------------------------------------
        1,070,000   Jaya Holdings Ltd.                                      947
--------------------------------------------------------------------------------
        1,388,000   Olam International Ltd.                               1,344
--------------------------------------------------------------------------------
                                                                          3,675
--------------------------------------------------------------------------------

SOUTH AFRICA -- 1.2%
--------------------------------------------------------------------------------
           83,015   Ellerine Holdings Ltd.                                1,011
--------------------------------------------------------------------------------
           30,583   Investec Ltd.                                         1,561
--------------------------------------------------------------------------------
                                                                          2,572
--------------------------------------------------------------------------------

SOUTH KOREA -- 0.6%
--------------------------------------------------------------------------------
           91,970   Tong Yang Investment Bank(1)                          1,222
--------------------------------------------------------------------------------

SPAIN -- 1.5%
--------------------------------------------------------------------------------
          250,696   Grifols SA(1)                                         1,750
--------------------------------------------------------------------------------
          219,022   Tubacex SA(2)                                         1,277
--------------------------------------------------------------------------------
                                                                          3,027
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

SWEDEN -- 4.7%
--------------------------------------------------------------------------------
          104,533   D Carnegie & Co. AB                                $  2,104
--------------------------------------------------------------------------------
           45,376   JM AB                                                 3,111
--------------------------------------------------------------------------------
          140,846   KappAhl Holding AB                                    1,067
--------------------------------------------------------------------------------
          108,248   Lindex AB                                             1,617
--------------------------------------------------------------------------------
           50,329   Munters AB                                            1,789
--------------------------------------------------------------------------------
                                                                          9,688
--------------------------------------------------------------------------------

SWITZERLAND -- 4.1%
--------------------------------------------------------------------------------
              447   Bank Sarasin & Compagnie
                    AG B Shares                                           1,195
--------------------------------------------------------------------------------
            5,815   Galenica Holding AG                                   1,187
--------------------------------------------------------------------------------
            4,823   Georg Fischer AG                                      2,182
--------------------------------------------------------------------------------
           16,798   Partners Group(1)                                     1,047
--------------------------------------------------------------------------------
           31,329   Tecan Group AG                                        1,696
--------------------------------------------------------------------------------
          121,115   Temenos Group AG(1)                                   1,217
--------------------------------------------------------------------------------
                                                                          8,524
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 2.0%
--------------------------------------------------------------------------------
        2,040,000   Polaris Securities Co. Ltd.                             982
--------------------------------------------------------------------------------
          390,000   Taiwan Green Point
                    Enterprise Co. Ltd.(1)                                1,017
--------------------------------------------------------------------------------
          601,000   Wistron NeWeb Corp.(1)                                2,078
--------------------------------------------------------------------------------
                                                                          4,077
--------------------------------------------------------------------------------

TURKEY -- 1.1%
--------------------------------------------------------------------------------
          211,697   Akcansa Cimento AS                                    1,137
--------------------------------------------------------------------------------
           87,554   Asya Katilim Bankasi AS(1)                              237
--------------------------------------------------------------------------------
           56,727   Turk Ekonomi Bankasi AS                                 851
--------------------------------------------------------------------------------
                                                                          2,225
--------------------------------------------------------------------------------

UNITED KINGDOM -- 11.3%
--------------------------------------------------------------------------------
           95,212   Acergy SA(1)                                          1,416
--------------------------------------------------------------------------------
          199,346   Aggreko plc                                             987
--------------------------------------------------------------------------------
          616,303   Ashtead Group plc                                     2,304
--------------------------------------------------------------------------------
          193,894   Babcock International Group plc                       1,117
--------------------------------------------------------------------------------
          149,028   Charter plc(1)                                        2,284
--------------------------------------------------------------------------------
           63,871   Homeserve plc                                         1,919
--------------------------------------------------------------------------------
          666,379   IG Group Holdings plc                                 2,765
--------------------------------------------------------------------------------
          345,605   Morgan Crucible Co. plc                               1,589
--------------------------------------------------------------------------------
          100,049   Peter Hambro Mining plc(1)                            2,434
--------------------------------------------------------------------------------
          611,466   Premier Farnell plc                                   2,215
--------------------------------------------------------------------------------
           86,143   Rotork plc                                            1,127
--------------------------------------------------------------------------------
           51,481   Ultra Electronics Holdings plc                        1,004
--------------------------------------------------------------------------------
           53,792   Vanco plc(1)                                            488
--------------------------------------------------------------------------------
          181,960   VT Group plc                                          1,611
--------------------------------------------------------------------------------
                                                                         23,260
--------------------------------------------------------------------------------

UNITED STATES -- 1.0%
--------------------------------------------------------------------------------
           79,852   Zoran Corp.(1)                                        1,977
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $154,146)                                                         201,586
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
29

International Opportunities - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.7%
--------------------------------------------------------------------------------

GERMANY -- 0.7%
--------------------------------------------------------------------------------
           37,235   Hugo Boss AG(2)
(Cost $1,088)                                                          $  1,535
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 21.5%
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.06%, dated 5/31/06, due 6/1/06
(Delivery value $44,331)
(Cost $44,325)                                                           44,325
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 120.1%
(Cost $199,559)                                                         247,446
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (20.1)%                                 (41,468)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $205,978
================================================================================

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Industrials                                                               31.1%
--------------------------------------------------------------------------------
Information Technology                                                    17.7%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    16.3%
--------------------------------------------------------------------------------
Financials                                                                14.1%
--------------------------------------------------------------------------------
Materials                                                                  7.4%
--------------------------------------------------------------------------------
Health Care                                                                6.3%
--------------------------------------------------------------------------------
Energy                                                                     3.7%
--------------------------------------------------------------------------------
Consumer Staples                                                           1.8%
--------------------------------------------------------------------------------
Telecommunication Services                                                 0.2%
--------------------------------------------------------------------------------
Cash and Cash Equivalents+                                                 1.4%
--------------------------------------------------------------------------------

+ Includes collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of May 31, 2006.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of May 31, 2006, was
$40,561, which represented 19.7% of total net assets.

------
30

See Notes to Financial Statements.

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical

                                                                    (continued)

------
31

Shareholder Fee Examples (Unaudited)

example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------
                                                                      EXPENSES PAID
                                          BEGINNING       ENDING      DURING PERIOD*  ANNUALIZED
                                        ACCOUNT VALUE  ACCOUNT VALUE    12/1/05 -       EXPENSE
                                           12/1/05        5/31/06        5/31/06        RATIO*
--------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------------------------
Investor Class                              $1,000       $1,137.10        $7.99         1.50%
--------------------------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------------------------
Investor Class                              $1,000       $1,017.45        $7.54         1.50%
--------------------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------------------------
Investor Class                              $1,000       $1,280.80        $7.96         1.40%
--------------------------------------------------------------------------------------------------
Institutional Class                         $1,000       $1,281.40        $6.83         1.20%
--------------------------------------------------------------------------------------------------
Advisor Class                               $1,000       $1,278.80        $9.37         1.65%
--------------------------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------------------------
Investor Class                              $1,000       $1,017.95        $7.04         1.40%
--------------------------------------------------------------------------------------------------
Institutional Class                         $1,000       $1,018.95        $6.04         1.20%
--------------------------------------------------------------------------------------------------
Advisor Class                               $1,000       $1,016.70        $8.30         1.65%
--------------------------------------------------------------------------------------------------

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------
32

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------------------------
                                                                      EXPENSES PAID
                                          BEGINNING       ENDING      DURING PERIOD*  ANNUALIZED
                                        ACCOUNT VALUE  ACCOUNT VALUE    12/1/05 -       EXPENSE
                                           12/1/05        5/31/06        5/31/06        RATIO*
--------------------------------------------------------------------------------------------------
EMERGING MARKETS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,212.60       $9.93          1.80%
--------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,213.70       $8.83          1.60%
--------------------------------------------------------------------------------------------------
Advisor Class                               $1,000        $1,210.60      $11.30          2.05%
--------------------------------------------------------------------------------------------------
C Class                                     $1,000        $1,205.90      $15.40          2.80%
--------------------------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,015.96       $9.05          1.80%
--------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,016.95       $8.05          1.60%
--------------------------------------------------------------------------------------------------
Advisor Class                               $1,000        $1,014.71      $10.30          2.05%
--------------------------------------------------------------------------------------------------
C Class                                     $1,000        $1,010.97      $14.04          2.80%
--------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,204.80      $10.11          1.84%
--------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,205.70       $9.02          1.64%
--------------------------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,015.76       $9.25          1.84%
--------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,016.75       $8.25          1.64%
--------------------------------------------------------------------------------------------------

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
33

Statement of Assets and Liabilities

MAY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
                                               INTERNATIONAL  INTERNATIONAL  EMERGING  INTERNATIONAL
(AMOUNTS IN THOUSANDS)                             STOCK        DISCOVERY    MARKETS   OPPORTUNITIES
-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investment securities, at value (cost
of $61,315, $1,288,186, $423,008 and
$155,234, respectively) -- including
$--, $171,590, $45,272, and $40,648 of
securities on loan, respectively                  $64,333       $1,719,753   $473,057     $203,121
------------------------------------------------
Investments made with cash collateral
received for securities on loan, at value
(cost of $--, $179,036, $48,579 and
$44,325, respectively)                                 --          179,036     48,579       44,325
-----------------------------------------------------------------------------------------------------
Total investment securities, at value
(cost of $61,315, $1,467,222, $471,587
and $199,559, respectively)                        64,333        1,898,789    521,636      247,446
------------------------------------------------
Cash                                                  276              316      1,031           --
------------------------------------------------
Cash collateral received
for securities on loan                                 --              218         --           --
------------------------------------------------
Foreign currency holdings, at value
(cost of $27, $7,867, $1,772, and
$519, respectively)                                    26            7,845      1,772          512
------------------------------------------------
Receivable for investments sold                        --            5,230      4,820        4,214
------------------------------------------------
Receivable for capital shares sold                     54               --        100           --
------------------------------------------------
Dividends and interest receivable                     116            2,666      1,696          431
-----------------------------------------------------------------------------------------------------
                                                   64,805        1,915,064    531,055      252,603
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                                 --          179,254     48,579       44,325
------------------------------------------------
Disbursements in excess of demand deposit cash         --               --        --           775
------------------------------------------------
Payable for investments purchased                      --            3,215      6,311        1,181
------------------------------------------------
Accrued management fees                                83            2,077        768          344
------------------------------------------------
Distribution fees payable                              --               --          2           --
------------------------------------------------
Service fees payable                                   --               --          1           --
-----------------------------------------------------------------------------------------------------
                                                       83          184,546     55,661       46,625
-----------------------------------------------------------------------------------------------------

NET ASSETS                                        $64,722       $1,730,518   $475,394     $205,978
=====================================================================================================

See Notes to Financial Statements.                                  (continued)

------
34

Statement of Assets and Liabilities

MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------
                                        INTERNATIONAL  INTERNATIONAL      EMERGING  INTERNATIONAL
(AMOUNTS IN THOUSANDS EXCEPT AS NOTED)      STOCK        DISCOVERY        MARKETS   OPPORTUNITIES
--------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                           $61,069       $1,065,161       $348,974      $118,734
-----------------------------------
Undistributed net
investment income                              170              475            179           152
-----------------------------------
Undistributed net realized
gain on investment and foreign
currency transactions                          463          233,282         76,287        39,213
-----------------------------------
Net unrealized appreciation
on investments and translation of
assets and liabilities in
foreign currencies                           3,020          431,600         49,954        47,879
--------------------------------------------------------------------------------------------------
                                           $64,722       $1,730,518       $475,394      $205,978
==================================================================================================
INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------
Net assets                             $64,721,818   $1,408,744,419   $379,790,019  $205,941,137
-----------------------------------
Shares outstanding                       5,289,155       83,326,674     45,497,858    18,174,535
-----------------------------------
Net asset value per share                   $12.24           $16.91          $8.35        $11.33
--------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------
Net assets                                     N/A     $321,755,236    $88,810,582       $36,956
-----------------------------------
Shares outstanding                             N/A       18,890,187     10,485,963         3,250
-----------------------------------
Net asset value per share                      N/A           $17.03          $8.47        $11.37
--------------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------
Net assets                                     N/A          $18,788     $5,450,557           N/A
-----------------------------------
Shares outstanding                             N/A            1,126        665,501           N/A
-----------------------------------
Net asset value per share                      N/A           $16.69          $8.19           N/A
--------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------
Net assets                                     N/A              N/A     $1,342,688           N/A
-----------------------------------
Shares outstanding                             N/A              N/A        166,929           N/A
-----------------------------------
Net asset value per share                      N/A              N/A          $8.04           N/A
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
35

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------
                                        INTERNATIONAL  INTERNATIONAL  EMERGING  INTERNATIONAL
(AMOUNTS IN THOUSANDS)                      STOCK        DISCOVERY     MARKETS  OPPORTUNITIES
----------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
----------------------------------------------------------------------------------------------
INCOME:
---------------------------------------
Dividends (net of foreign taxes
withheld of $54, $976, $345, and
$198, respectively)                       $  524         $ 10,491      $ 6,020     $ 1,944
---------------------------------------
Interest                                      42              828          583          58
---------------------------------------
Securities lending                            --              611           96         201
----------------------------------------------------------------------------------------------
                                             566           11,930        6,699       2,203
----------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------
Management fees                              318           11,085        3,869       1,980
---------------------------------------
Distribution fees:
---------------------------------------
  Advisor Class                               --               --            4          --
---------------------------------------
  C Class                                     --               --            4          --
---------------------------------------
Service fees:
---------------------------------------
  Advisor Class                               --               --            4          --
---------------------------------------
  C Class                                     --               --            1          --
---------------------------------------
Directors' fees and expenses                  --               12            3           2
---------------------------------------
Other expenses                                --               29            6           5
----------------------------------------------------------------------------------------------
                                             318           11,126        3,891       1,987
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                 248              804        2,808         216
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------------
Investment transactions (net of
foreign taxes withheld of $--,
$65, $68, and $--, respectively)             695          244,880       72,256      40,333
---------------------------------------
Foreign currency transactions
(net of foreign taxes withheld of
$--, $--, $7, and $--, respectively)          10          (10,427)       3,989      (1,069)
----------------------------------------------------------------------------------------------
                                             705          234,453       76,245      39,264
----------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
---------------------------------------
Investments (including foreign
tax liability reduction (increase)
of $--, $333, $(4), and $11,
respectively)                             (1,058)          52,961       (7,298)    (11,789)
---------------------------------------
Translation of assets and liabilities
in foreign currencies                      2,799           88,690         (662)     11,522
----------------------------------------------------------------------------------------------
                                           1,741          141,651       (7,960)       (267)
----------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                     2,446          376,104       68,285      38,997
----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $2,694         $376,908      $71,093     $39,213
==============================================================================================

See Notes to Financial Statements.

------
36

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2005 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                      INTERNATIONAL STOCK    INTERNATIONAL DISCOVERY
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS             2006      2005(1)       2006         2005
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income (loss)                $   248     $    74    $      804   $   13,108
----------------------------------------
Net realized gain (loss)                        705        (239)      234,453      235,786
----------------------------------------
Change in net unrealized
appreciation (depreciation)                   1,741       1,279       141,651       26,212
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     2,694       1,114       376,908      275,106
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
From net investment income:
----------------------------------------
  Investor Class                               (155)         --        (9,105)          --
----------------------------------------
  Institutional Class                            --          --        (2,071)          --
----------------------------------------
  Advisor Class                                  --          --            --           --
----------------------------------------
From net realized gains:
----------------------------------------
  Investor Class                                 --          --      (200,176)    (165,843)
----------------------------------------
  Institutional Class                            --          --       (36,186)     (25,231)
----------------------------------------
  Advisor Class                                  --          --           (12)         (29)
--------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                             (155)         --      (247,550)    (191,103)
--------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions              41,841      19,228       250,061      (11,575)
--------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        44,380      20,342       379,419       72,428

NET ASSETS
--------------------------------------------------------------------------------------------
Beginning of period                          20,342          --     1,351,099    1,278,671
--------------------------------------------------------------------------------------------
End of period                               $64,722     $20,342    $1,730,518   $1,351,099
============================================================================================

Undistributed net investment income            $170         $77          $475      $10,912
============================================================================================

(1) March 31, 2005 (fund inception) through November 30, 2005.

See Notes to Financial Statements.                                  (continued)

------
37

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2005

------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                          EMERGING MARKETS    INTERNATIONAL OPPORTUNITIES
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS               2006        2005         2006          2005
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income (loss)                 $  2,808    $    584      $    216      $    399
----------------------------------------
Net realized gain (loss)                       76,245      57,592        39,264        48,817
----------------------------------------
Change in net unrealized
appreciation (depreciation)                    (7,960)     15,289          (267)        7,728
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      71,093      73,465        39,213        56,944
------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
From net investment income:
----------------------------------------
  Investor Class                               (1,354)         --          (213)           --
----------------------------------------
  Institutional Class                            (916)         --            --            --
----------------------------------------
  Advisor Class                                    (6)         --            --            --
----------------------------------------
From net realized gains:
----------------------------------------
  Investor Class                              (38,795)     (1,897)      (48,721)       (5,331)
----------------------------------------
  Institutional Class                         (18,743)     (1,130)           (8)         (336)
----------------------------------------
  Advisor Class                                  (323)        (14)           --            --
----------------------------------------
  C Class                                        (145)         (8)           --            --
------------------------------------------------------------------------------------------------
Decrease in net assets from distributions     (60,282)     (3,049)      (48,942)       (5,667)
------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions               127,592      36,847        17,479       (40,017)
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS         138,403     107,263         7,750        11,260

NET ASSETS
------------------------------------------------------------------------------------------------
Beginning of period                           336,991     229,728       198,228       186,968
------------------------------------------------------------------------------------------------
End of period                                $475,394    $336,991      $205,978      $198,228
================================================================================================

Accumulated undistributed
net investment income (loss)                     $179       $(278)         $152          $149
================================================================================================

See Notes to Financial Statements.

------
38

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Stock Fund (International
Stock), International Discovery Fund (International Discovery), Emerging Markets
Fund (Emerging Markets) and International Opportunities Fund (International
Opportunities) (collectively, the funds) are four funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds'
investment objectives are to seek capital growth. The funds pursue their objectives by investing primarily in equity securities of foreign companies.
International Stock invests in securities of issuers in developed foreign countries that are large-sized companies. International Discovery invests in securities of issuers in developed or emerging market countries that are small-
to medium-sized companies at the time of purchase. Emerging Markets invests at least 80% of its assets in securities of issuers in emerging market countries and companies that derive a significant portion of their business from emerging market countries. International Opportunities invests in securities of issuers in developed or emerging market countries that are small-sized companies at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- International Stock is authorized to issue the Investor Class.
International Discovery is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. Emerging Markets is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the C
Class. International Opportunities is authorized to issue the Investor Class and the Institutional Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of International Stock's
Investor Class commenced on March 31, 2005 (fund inception).

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds, except for International Stock, may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The funds, except for International Stock, continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies

                                                                    (continued)

------
39

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

are translated into U.S. dollars at prevailing exchange rates at period end.
Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- International Discovery, Emerging Markets and International
Opportunities may impose a 2% redemption fee on shares held less than 180 days.
International Stock may impose a 2% redemption fee on shares held less than 60 days. These fees may not be applicable to all classes. These redemption fees are recorded as a reduction in the cost of shares redeemed. These redemption fees are retained by the funds and help cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
40

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACGIM (the investment advisor), under which ACGIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by
ACGIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The strategy assets of Emerging Markets includes the assets of NT Emerging Markets Fund, one fund in a series issued by the corporation.

The annual management fee schedule for each class of International Stock is as follows:

--------------------------------------------------------------------------------
                                                             INVESTOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                                               1.50%
--------------------------------------------------------------------------------
Next $1 billion                                                1.20%
--------------------------------------------------------------------------------
Over $2 billion                                                1.10%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of International Discovery is as follows:

--------------------------------------------------------------------------------
                                INVESTOR        INSTITUTIONAL       ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                1.75%             1.55%            1.50%
--------------------------------------------------------------------------------
Next $500 million                 1.40%             1.20%            1.15%
--------------------------------------------------------------------------------
Over $1 billion                   1.20%             1.00%            0.95%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Emerging Markets is as follows:

--------------------------------------------------------------------------------
                              INVESTOR & C      INSTITUTIONAL       ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                1.85%             1.65%            1.60%
--------------------------------------------------------------------------------
Next $250 million                 1.75%             1.55%            1.50%
--------------------------------------------------------------------------------
Next $500 million                 1.50%             1.30%            1.25%
--------------------------------------------------------------------------------
Over $1 billion                   1.25%             1.05%            1.00%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of International Opportunities is as follows:

--------------------------------------------------------------------------------
                                               INVESTOR      INSTITUTIONAL
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                               2.00%            1.80%
--------------------------------------------------------------------------------
Next $250 million                                1.80%            1.60%
--------------------------------------------------------------------------------
Over $500 million                                1.60%            1.40%
--------------------------------------------------------------------------------

                                                                    (continued)

------
41

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The effective annual management fees for each class of the funds for the six months ended May 31, 2006, were as follows:

--------------------------------------------------------------------------------
                              INVESTOR    INSTITUTIONAL     ADVISOR        C
--------------------------------------------------------------------------------
International Stock             1.50%          N/A            N/A         N/A
--------------------------------------------------------------------------------
International Discovery         1.40%         1.20%          1.15%        N/A
--------------------------------------------------------------------------------
Emerging Markets                1.80%         1.60%          1.55%       1.80%
--------------------------------------------------------------------------------
International Opportunities     1.83%         1.63%           N/A         N/A
--------------------------------------------------------------------------------

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the cash portion of the funds in accordance with the funds' investments objectives, policies and restrictions under the supervision of ACGIM and the Board of
Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the funds.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                     C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended May 31, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
The funds, except for International Stock, have a securities lending agreement with JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2006, were as follows:

--------------------------------------------------------------------------------
                       INTERNATIONAL   INTERNATIONAL   EMERGING   INTERNATIONAL
                           STOCK         DISCOVERY     MARKETS    OPPORTUNITIES
--------------------------------------------------------------------------------
Purchases                 $64,543       $1,098,106     $367,953      $144,586
--------------------------------------------------------------------------------
Proceeds from sales       $23,211       $1,122,634     $315,511      $171,195
--------------------------------------------------------------------------------

For the six months ended May 31, 2006, Emerging Markets incurred net realized gains of $1,401 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

                                                                    (continued)

------
42

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-------------------------------------------------------------------------------------------------
                                             INTERNATIONAL STOCK       INTERNATIONAL DISCOVERY
-------------------------------------------------------------------------------------------------
                                             SHARES       AMOUNT       SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006
SHARES AUTHORIZED                            100,000                   400,000
=================================================================================================
Sold                                           3,894     $47,729         3,792      $  60,622
------------------------------------------
Issued in reinvestment of distributions           14         153        14,024        198,368
------------------------------------------
Redeemed                                        (496)     (6,041)(1)    (6,350)      (103,138)(1)
-------------------------------------------------------------------------------------------------
Net increase (decrease)                        3,412     $41,841        11,466      $ 155,852
=================================================================================================
YEAR ENDED NOVEMBER 30, 2005(2)
SHARES AUTHORIZED                            325,000                   400,000
=================================================================================================
Sold                                           2,009     $20,604         3,599     $   50,533
------------------------------------------
Issued in reinvestment of distributions           --          --        12,055        156,490
------------------------------------------
Redeemed                                        (132)     (1,376)(3)   (17,459)      (241,922)(3)
-------------------------------------------------------------------------------------------------
Net increase (decrease)                        1,877     $19,228        (1,805)     $ (34,899)
=================================================================================================
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006
SHARES AUTHORIZED                                N/A                    75,000
=================================================================================================
Sold                                                                     4,603       $ 75,296
------------------------------------------
Issued in reinvestment of distributions                                  2,683         38,220
------------------------------------------
Redeemed                                                                (1,186)       (19,254)(4)
-------------------------------------------------------------------------------------------------
Net increase (decrease)                                                  6,100       $ 94,262
=================================================================================================
YEAR ENDED NOVEMBER 30, 2005
SHARES AUTHORIZED                                N/A                    75,000
=================================================================================================
Sold                                                                     4,413       $ 62,162
------------------------------------------
Issued in reinvestment of distributions                                  1,917         25,031
------------------------------------------
Redeemed                                                                (4,430)       (63,742)(5)
-------------------------------------------------------------------------------------------------
Net increase (decrease)                                                  1,900       $ 23,451
=================================================================================================

(1) Net of redemption fees of $21 and $44 for International Stock and
    International Discovery, respectively.

(2) March 31, 2005 (fund inception) through November 30, 2005 for
    International Stock.

(3) Net of redemption fees of $3 and $34 for International Stock and
    International Discovery, respectively.

(4) Net of redemption fees of $26.

(5) Net of redemption fees of $22.

                                                                    (continued)

------
43

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------------
                                             INTERNATIONAL STOCK        INTERNATIONAL DISCOVERY
--------------------------------------------------------------------------------------------------
                                            SHARES        AMOUNT        SHARES          AMOUNT
--------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006
SHARES AUTHORIZED                               N/A                    5,000
==================================================================================================
Issued in reinvestment of distributions                                    1              $ 12
-----------------------------------------
Redeemed                                                                  (4)              (65)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                                   (3)             $(53)
==================================================================================================
YEAR ENDED NOVEMBER 30, 2005
SHARES AUTHORIZED                               N/A                    5,000
==================================================================================================
Sold                                                                       2             $  23
-----------------------------------------
Issued in reinvestment of distributions                                    2                29
-----------------------------------------
Redeemed                                                                 (13)             (179)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                                   (9)            $(127)
==================================================================================================

--------------------------------------------------------------------------------------------------
                                              EMERGING MARKETS       INTERNATIONAL OPPORTUNITIES
--------------------------------------------------------------------------------------------------
                                            SHARES        AMOUNT        SHARES          AMOUNT
--------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006
SHARES AUTHORIZED                           100,000                      100,000
==================================================================================================
Sold                                         22,906     $191,488              74      $    836
-----------------------------------------
Issued in reinvestment of distributions       4,400       32,030           4,720        48,005
-----------------------------------------
Redeemed                                     (8,567)     (72,868)(1)      (2,767)      (31,370)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                      18,739     $150,650           2,027      $ 17,471
==================================================================================================
YEAR ENDED NOVEMBER 30, 2005
SHARES AUTHORIZED                           100,000                      100,000
==================================================================================================
Sold                                         13,237     $ 95,244             129      $  1,320
-----------------------------------------
Issued in reinvestment of distributions         231        1,506             559         5,242
-----------------------------------------
Redeemed                                     (8,251)     (56,614)(2)      (3,366)      (34,929)(2)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                       5,217     $ 40,136          (2,678)     $(28,367)
==================================================================================================

(1) Net of redemption fees of $249.

(2) Net of redemption fees of $117 and $24 for Emerging Markets and
    International Opportunities, respectively.

                                                                    (continued)

------
44

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                               EMERGING MARKETS        INTERNATIONAL OPPORTUNITIES
----------------------------------------------------------------------------------------------------
                                             SHARES        AMOUNT         SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006
SHARES AUTHORIZED                            50,000                       10,000
====================================================================================================
Sold                                          3,412       $ 27,808           --              --
------------------------------------------
Issued in reinvestment of distributions       2,503         18,363            1              $8
------------------------------------------
Redeemed                                     (9,037)       (73,526)(1)       --              --
----------------------------------------------------------------------------------------------------
Net increase (decrease)                      (3,122)      $(27,355)           1              $8
====================================================================================================
YEAR ENDED NOVEMBER 30, 2005
SHARES AUTHORIZED                            50,000                      10,000
====================================================================================================
Sold                                          6,983       $ 49,775            2        $     30
------------------------------------------
Issued in reinvestment of distributions         170          1,103           36             336
------------------------------------------
Redeemed                                     (8,128)       (54,494)(2)   (1,196)        (12,016)
------------------------------------------------------------------------------------------------
Net increase (decrease)                        (975)      $ (3,616)      (1,158)       $(11,650)
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006
SHARES AUTHORIZED                             5,000                         N/A
====================================================================================================
Sold                                            494         $4,075
------------------------------------------
Issued in reinvestment of distributions          44            312
------------------------------------------
Redeemed                                        (91)          (718)(3)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                         447         $3,669
====================================================================================================
YEAR ENDED NOVEMBER 30, 2005
SHARES AUTHORIZED                             5,000                         N/A
====================================================================================================
Sold                                            169         $1,207
------------------------------------------
Issued in reinvestment of distributions           2             13
------------------------------------------
Redeemed                                       (142)          (945)(4)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                          29         $  275
====================================================================================================
C CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006
SHARES AUTHORIZED                             5,000                         N/A
====================================================================================================
Sold                                            197         $1,578
------------------------------------------
Issued in reinvestment of distributions          20            142
------------------------------------------
Redeemed                                       (142)        (1,092)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                          75         $  628
====================================================================================================
YEAR ENDED NOVEMBER 30, 2005
SHARES AUTHORIZED                             5,000                         N/A
====================================================================================================
Sold                                             40          $ 269
------------------------------------------
Issued in reinvestment of distributions           1              7
------------------------------------------
Redeemed                                        (34)          (224)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                           7          $  52
====================================================================================================

(1) Net of redemption fees of $72.

(2) Net of redemption fees of $13.

(3) Net of redemption fees of $4.

(4) Net of redemption fees of $5.

                                                                    (continued)

------
45

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

5. SECURITIES LENDING

As of May 31, 2006, securities in International Discovery, Emerging Markets and
International Opportunities valued at $171,590, $45,272 and $40,648, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $179,254, $48,579 and $44,325, respectively. The risks of
International Discovery, Emerging Markets and International Opportunities in
securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by International Discovery, Emerging Markets and
International Opportunities may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a $500 million unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The funds did not borrow from the line during the six months ended May
31, 2006.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

                                                                    (continued)

------
46

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2006, the components of investments for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------------
                                          INTERNATIONAL  INTERNATIONAL  EMERGING  INTERNATIONAL
                                              STOCK        DISCOVERY    MARKETS   OPPORTUNITIES
------------------------------------------------------------------------------------------------
Federal tax cost of investments              $61,443      $1,468,581    $471,733    $199,950
================================================================================================
Gross tax appreciation of investments        $ 4,086        $451,943    $ 66,208     $51,857
----------------------------------------
Gross tax depreciation of investments         (1,196)        (21,735)    (16,305)     (4,361)
------------------------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                               $ 2,890        $430,208    $ 49,903     $47,496
================================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers, currency loss deferral and capital loss deferral amounts as of November 30, 2005:

--------------------------------------------------------------------------------
                          INTERNATIONAL  INTERNATIONAL  EMERGING  INTERNATIONAL
                              STOCK        DISCOVERY     MARKETS  OPPORTUNITIES
--------------------------------------------------------------------------------
Accumulated
capital losses               $ (60)           --           --          --
--------------------------------------------------------------------------------
Capital loss deferral        $(140)           --           --          --
--------------------------------------------------------------------------------
Currency loss deferral       $  (2)         $(189)        $(74)       $(39)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers in International Stock expire in 2013.

The capital and currency loss deferrals represent net capital and foreign currency losses incurred in the one-month period ended November 30, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
47

International Stock - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                           INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.84      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)                             0.07        0.06(3)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  1.40        0.78
--------------------------------------------------------------------------------
  Total From Investment Operations                         1.47        0.84
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                              (0.08)         --
--------------------------------------------------------------------------------
Redemption Fees(3)                                         0.01          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $12.24      $10.84
================================================================================
  TOTAL RETURN(4)                                         13.71%       8.40%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                   1.50%(5)    1.50%(5)
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                   1.17%(5)    0.91%(5)
--------------------------------------------
Portfolio Turnover Rate                                      56%        109%
--------------------------------------------
Net Assets, End of Period (in thousands)                 $64,722     $20,342
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) March 31, 2005 (fund inception) through November 30, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
48

International Discovery - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
                                         2006(1)     2005        2004        2003     2002        2001
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $15.94      $15.11      $12.75       $9.32   $10.13      $14.23
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(2)         --(3)       0.14       (0.01)       0.03     0.03        0.01
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             3.88        2.97        2.40        3.42    (0.84)      (2.54)
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations        3.88        3.11        2.39        3.45    (0.81)      (2.53)
----------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income             (0.13)         --       (0.03)      (0.02)      --          --
-----------------------------------
  From Net Realized Gains                (2.78)      (2.28)         --          --       --       (1.57)
----------------------------------------------------------------------------------------------------------
  Total Distributions                    (2.91)      (2.28)      (0.03)      (0.02)      --       (1.57)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $16.91      $15.94      $15.11      $12.75    $9.32      $10.13
==========================================================================================================
  TOTAL RETURN(4)                        28.08%      24.30%      18.76%      37.05%   (8.00)%    (20.17)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.40%(5)       1.47%       1.49%       1.57%     1.53%       1.45%
-----------------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                             0.07%(5)       1.02%     (0.06)%       0.27%     0.35%       0.10%
-----------------------------------
Portfolio Turnover Rate                     69%        145%        201%        215%      224%        180%
-----------------------------------
Net Assets, End of Period
(in thousands)                       $1,408,744  $1,145,623  $1,112,870  $1,028,934  $841,706  $1,021,063
----------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
49

International Discovery -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
                                         2006(1)    2005      2004      2003     2002      2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $16.06    $15.21    $12.84     $9.39   $10.18    $14.26
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)          0.03      0.17      0.02      0.05     0.06      0.04
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              3.88      2.99      2.40      3.43    (0.85)    (2.55)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations         3.91      3.16      2.42      3.48    (0.79)    (2.51)
---------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income              (0.16)       --     (0.05)    (0.03)      --        --
-------------------------------------
  From Net Realized Gains                 (2.78)    (2.31)       --        --       --     (1.57)
---------------------------------------------------------------------------------------------------
  Total Distributions                     (2.94)    (2.31)    (0.05)    (0.03)      --     (1.57)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $17.03    $16.06    $15.21    $12.84    $9.39    $10.18
===================================================================================================
  TOTAL RETURN(3)                         28.14%    24.56%    18.94%    37.25%   (7.76)%  (19.97)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.20%(4)     1.27%     1.29%     1.37%     1.33%     1.25%
-------------------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                              0.27%(4)     1.22%     0.14%     0.47%     0.55%     0.30%
-------------------------------------
Portfolio Turnover Rate                      69%      145%      201%      215%      224%      180%
-------------------------------------
Net Assets, End of Period
(in thousands)                          $321,755  $205,406  $165,600  $147,531  $137,358  $192,155
---------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
50

International Discovery - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
---------------------------------------------------------------------------------------------------
                                          2006(1)    2005     2004     2003     2002      2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $15.75    $14.95   $12.63    $9.23   $10.05     $14.17
---------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income (Loss)(2)         (0.05)     0.10    (0.05)    0.01     0.01       --(3)
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              3.86      2.95     2.37     3.39    (0.83)     (2.55)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations         3.81      3.05     2.32     3.40    (0.82)     (2.55)
---------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income              (0.09)       --       --       --       --         --
----------------------------------
  From Net Realized Gains                 (2.78)    (2.25)      --       --       --      (1.57)
---------------------------------------------------------------------------------------------------
  Total Distributions                     (2.87)    (2.25)      --       --       --      (1.57)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $16.69    $15.75   $14.95   $12.63    $9.23     $10.05
===================================================================================================
  TOTAL RETURN(4)                         27.88%    24.01%   18.37%   36.84%   (8.16)%   (20.43)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.65%(5)     1.72%    1.74%    1.82%     1.78%      1.70%
----------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                    (0.18)%(5)     0.77%  (0.31)%    0.02%    0.10%     (0.15)%
----------------------------------
Portfolio Turnover Rate                      69%      145%     201%     215%      224%       180%
----------------------------------
Net Assets, End of Period
(in thousands)                               $19       $70     $201     $161      $153       $244
---------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
51

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                                         2006(1)     2005      2004      2003      2002     2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $8.25      $6.28     $5.28     $3.61     $4.06    $4.68
---------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)         0.05       0.01     (0.01)     --(3)    (0.02)   (0.02)
------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             1.46       2.05      1.00      1.66     (0.43)   (0.43)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations        1.51       2.06      0.99      1.66     (0.45)   (0.45)
---------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.05)        --        --        --        --       --
------------------------------------
  From Net Realized Gains                (1.37)     (0.09)       --        --        --    (0.17)
---------------------------------------------------------------------------------------------------
  Total Distributions                    (1.42)     (0.09)       --        --        --    (0.17)
---------------------------------------------------------------------------------------------------
Redemption Fees(4)                        0.01       --(3)     0.01      0.01        --       --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $8.35      $8.25     $6.28     $5.28     $3.61    $4.06
===================================================================================================
  TOTAL RETURN(5)                        21.26%     33.10%    18.94%    46.26%  (10.86)%  (10.28)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.80%(6)      1.94%     2.00%     2.01%     2.05%     2.00%
------------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                     1.23%(6)      0.17%   (0.22)%     0.03%   (0.37)%   (0.27)%
------------------------------------
Portfolio Turnover Rate                     76%       153%      208%      286%      387%      326%
------------------------------------
Net Assets, End of Period
(in thousands)                         $379,790   $220,720  $135,355  $103,737   $81,756   $80,422
---------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
52

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
                                          2006(1)    2005     2004     2003     2002      2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                        $8.36     $6.35    $5.33    $3.64    $4.08     $4.70
---------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)          0.06       0.03     --(3)    0.01     --(3)    (0.01)
------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              1.48       2.07     1.01     1.67    (0.44)    (0.44)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations         1.54       2.10     1.01     1.68    (0.44)    (0.45)
---------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income              (0.07)        --       --       --       --        --
------------------------------------
  From Net Realized Gains                 (1.37)     (0.09)      --       --       --     (0.17)
---------------------------------------------------------------------------------------------------
  Total Distributions                     (1.44)     (0.09)      --       --       --     (0.17)
---------------------------------------------------------------------------------------------------
Redemption Fees(4)                         0.01       --(3)    0.01     0.01       --        --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $8.47      $8.36    $6.35    $5.33    $3.64     $4.08
===================================================================================================
  TOTAL RETURN(5)                         21.37%     33.37%   19.14%   46.43%  (10.78)%  (10.01)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.60%(6)      1.74%    1.80%    1.81%     1.85%     1.80%
------------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                      1.43%(6)      0.37%  (0.02)%    0.23%   (0.17)%   (0.07)%
------------------------------------
Portfolio Turnover Rate                      76%       153%     208%     286%      387%      326%
------------------------------------
Net Assets, End of Period
(in thousands)                           $88,811   $113,765  $92,673  $63,242   $18,969   $18,602
---------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
53

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
---------------------------------------------------------------------------------------------
                                       2006(1)   2005     2004     2003     2002      2001
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $8.11    $6.19    $5.22    $3.58    $4.03     $4.66
---------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(2)       0.05    (0.01)   (0.03)    --(3)   (0.01)    (0.04)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           1.42     2.02     0.99     1.63    (0.44)    (0.42)
---------------------------------------------------------------------------------------------
  Total From Investment Operations      1.47     2.01     0.96     1.63    (0.45)    (0.46)
---------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income           (0.03)      --       --       --       --        --
-----------------------------------
  From Net Realized Gains              (1.37)   (0.09)      --       --       --     (0.17)
---------------------------------------------------------------------------------------------
  Total Distributions                  (1.40)   (0.09)      --       --       --     (0.17)
---------------------------------------------------------------------------------------------
Redemption Fees(4)                      0.01     --(3)    0.01     0.01       --        --
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $8.19    $8.11    $6.19    $5.22    $3.58     $4.03
=============================================================================================
  TOTAL RETURN(5)                      21.06%   32.77%   18.58%   45.81%  (11.17)%  (10.32)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                2.05%(6)    2.19%    2.25%    2.26%     2.30%     2.25%
-----------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                   0.98%(6)  (0.08)%  (0.47)%  (0.22)%   (0.62)%   (0.52)%
-----------------------------------
Portfolio Turnover Rate                   76%     153%     208%     286%      387%      326%
-----------------------------------
Net Assets, End of Period
(in thousands)                         $5,451   $1,773   $1,178     $597    $1,254      $815
---------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
54

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                           C CLASS
----------------------------------------------------------------------------------------
                                         2006(1)    2005     2004     2003      2002(2)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $7.95     $6.12    $5.19    $3.58      $4.24
----------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(3)         0.01     (0.05)   (0.07)   (0.04)     (0.04)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  1.41      1.97     0.99     1.64      (0.62)
----------------------------------------------------------------------------------------
  Total From Investment Operations        1.42      1.92     0.92     1.60      (0.66)
----------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains                (1.34)    (0.09)      --       --         --
----------------------------------------------------------------------------------------
Redemption Fees(3)                        0.01      --(4)    0.01     0.01         --
----------------------------------------------------------------------------------------
Net Asset Value, End of Period           $8.04     $7.95    $6.12    $5.19      $3.58
========================================================================================
  TOTAL RETURN(5)                        20.59%    31.67%   17.92%   44.97%    (15.57)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  2.80%(6)     2.94%    3.00%    3.01%    3.05%(6)
-----------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                     0.23%(6)   (0.83)%  (1.22)%  (0.97)%  (1.10)%(6)
-----------------------------------
Portfolio Turnover Rate                     76%      153%     208%     286%     387%(7)
-----------------------------------
Net Assets, End of Period
(in thousands)                           $1,343      $733     $521     $291         $54
----------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) December 18, 2001 (commencement of sale) through November 30, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

------
55

International Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                                         2006(1)    2005      2004     2003    2002       2001(2)
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $12.27     $9.35     $7.62    $4.73   $4.87       $5.00
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(3)          0.01      0.02     (0.05)   (0.01)   0.02       (0.02)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              2.05      3.19      2.03     2.90   (0.19)      (0.11)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations         2.06      3.21      1.98     2.89   (0.17)      (0.13)
---------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income              (0.01)       --        --    (0.01)     --          --
-----------------------------------
  From Net Realized Gains                 (2.99)    (0.29)    (0.27)      --      --          --
---------------------------------------------------------------------------------------------------
  Total Distributions                     (3.00)    (0.29)    (0.27)   (0.01)     --          --
---------------------------------------------------------------------------------------------------
Redemption Fees(4)                         --(5)     --(5)     0.02     0.01    0.03          --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $11.33    $12.27     $9.35    $7.62   $4.73       $4.87
===================================================================================================
  TOTAL RETURN(6)                         20.48%    35.28%    27.14%   61.54%  (2.87)%     (2.60)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.84%(7)     1.91%     1.97%    2.00%    2.01%    2.00%(7)
-----------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                      0.20%(7)     0.20%   (0.63)%  (0.23)%    0.30%  (0.75)%(7)
-----------------------------------
Portfolio Turnover Rate                      68%      112%      139%     219%     257%        147%
-----------------------------------
Net Assets, End of Period
(in thousands)                          $205,941  $198,197  $176,100  $72,008  $21,977      $6,569
---------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) June 1, 2001 (fund inception) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using the average shares outstanding throughout the period.

(5) Per-share amount was less than $0.005.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

See Notes to Financial Statements.

------
56

International Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                   INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                          2006(1)   2005     2004     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $12.32    $9.37    $7.63     $4.80
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income (Loss)(3)           0.03     0.10    (0.03)     0.01
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    2.05     3.14     2.04      2.81
--------------------------------------------------------------------------------
  Total From Investment Operations          2.08     3.24     2.01      2.82
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income               (0.04)      --       --        --
--------------------------------------
  From Net Realized Gains                  (2.99)   (0.29)   (0.29)       --
--------------------------------------------------------------------------------
  Total Distributions                      (3.03)   (0.29)   (0.29)       --
--------------------------------------------------------------------------------
Redemption Fees(3)                          --(4)    --(4)    0.02      0.01
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $11.37   $12.32    $9.37     $7.63
================================================================================
  TOTAL RETURN(5)                          20.57%   35.53%   27.50%    58.96%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.64%(6)    1.71%    1.77%  1.80%(6)
--------------------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                               0.40%(6)    0.40%  (0.43)%  0.18%(6)
--------------------------------------
Portfolio Turnover Rate                       68%     112%     139%   219%(7)
--------------------------------------
Net Assets, End of Period
(in thousands)                                $37      $31  $10,868    $8,523
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) January 9, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
57

Share Class Information

One class of shares is authorized for sale by International Stock: Investor
Class. Three classes of shares are authorized for sale by International
Discovery: Investor Class, Institutional Class and Advisor Class. Four classes of shares are authorized for sale by Emerging Markets: Investor Class,
Institutional Class, Advisor Class and C Class. Two classes of shares are authorized for sale by International Opportunities: Investor Class and
Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor
Class and C Class shares are higher than that of Investor Class shares.
International Discovery is closed to new investors. Shareholders who have open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open. International
Opportunities is closed to all investments except reinvested dividends and capital gains distributions.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
58

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on
American Century's Web site at americancentury.com and on the Securities and
Exchange Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
59

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
60

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.tm) (Europe, Australia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) INDEX(SM) represents the performance of stocks in global emerging market countries.

The S&P/CITIGROUP EMI (Extended Market Index) GROWTH WORLD EX-US represents the smaller-cap universe of stocks of growth companies in developed country markets outside the United States.

------
61

Notes

------
62

Notes

------
63

Notes

------
64

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

                                                              PRSRT STD
                                                          U.S. POSTAGE PAID
                                                           AMERICAN CENTURY
                                                              COMPANIES

The American Century Investments logo,
American Century and American Century
Investments are service marks of                    American Century Investment
American Century Proprietary Holdings, Inc.         Services, Inc., Distributor

0607                                        (c)2006 American Century Proprietary
SH-SAN-50109S                               Holdings, Inc. All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy with plane]

MAY 31, 2006

NT International Growth Fund
NT Emerging Markets Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

NT INTERNATIONAL GROWTH

NT EMERGING MARKETS

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreement for

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century NT International Growth and NT Emerging Markets funds from their inception May 12, 2006 through May 31, 2006. These are two of nine new NT tracker funds available exclusively in LIVESTRONG(tm) Portfolios from American
Century Investments. NT is an acronym for "No Tobacco." We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation (LAF). Our
new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

NT International Growth - Performance

TOTAL RETURNS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                           SINCE INCEPTION(1)   INCEPTION DATE
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                            -6.60%              5/12/06
--------------------------------------------------------------------------------
MSCI EAFE INDEX                                -5.59%                --
--------------------------------------------------------------------------------
MSCI EAFE GROWTH INDEX                         -6.04%                --
--------------------------------------------------------------------------------

(1)  Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

NT International Growth - Portfolio Commentary

PORTFOLIO MANAGERS: KEITH CREVELING AND MICHAEL PERELSTEIN

NT International Growth declined 6.60%* from its inception May 12, 2006, through
May 31, 2006, while its benchmark, the Morgan Stanley Capital International EAFE
Index, fell 5.59%.

This is one of nine new NT tracker funds available exclusively in LIVESTRONG
Portfolios from American Century Investments. NT is an acronym for "No Tobacco."
American Century Investments introduced the portfolios May 2006, as part of a strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF).**

American Century created LIVESTRONG Portfolios by enhancing its existing My
Retirement Portfolios, a series of asset allocation funds first launched in
August 2004. While the modified funds have the same fee structure and investment strategy as My Retirement Portfolios, the underlying funds in LIVESTRONG
Portfolios will not invest in tobacco companies as part of American Century's commitment to the LAF and the fight against cancer.

Due to the short time period since the portfolio's inception, this initial semiannual report is necessarily briefer than our usual performance reports. We will provide a more detailed report on performance at the end of the portfolio's fiscal year, November 30, 2006.

TOP TEN HOLDINGS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                          % OF NET ASSETS
--------------------------------------------------------------------------------
Roche Holding AG                                              2.7%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                           2.4%
--------------------------------------------------------------------------------
ORIX Corp.                                                    1.9%
--------------------------------------------------------------------------------
Total SA                                                      1.9%
--------------------------------------------------------------------------------
Toyota Motor Corp.                                            1.9%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                             1.7%
--------------------------------------------------------------------------------
SAP AG                                                        1.6%
--------------------------------------------------------------------------------
Novartis AG                                                   1.6%
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.                      1.5%
--------------------------------------------------------------------------------
BG Group plc                                                  1.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                          % OF NET ASSETS
                                                           AS OF 5/31/06
--------------------------------------------------------------------------------
Foreign Common Stocks                                        99.4%
--------------------------------------------------------------------------------
Temporary Cash Investments                                    1.3%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                (0.7)%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                          % OF NET ASSETS
--------------------------------------------------------------------------------
Japan                                                        25.0%
--------------------------------------------------------------------------------
France                                                       14.2%
--------------------------------------------------------------------------------
United Kingdom                                               11.4%
--------------------------------------------------------------------------------
Switzerland                                                   9.7%
--------------------------------------------------------------------------------
Germany                                                       8.4%
--------------------------------------------------------------------------------
Italy                                                         4.2%
--------------------------------------------------------------------------------
Australia                                                     3.6%
--------------------------------------------------------------------------------
Greece                                                        3.1%
--------------------------------------------------------------------------------
Netherlands                                                   2.9%
--------------------------------------------------------------------------------
Norway                                                        2.8%
--------------------------------------------------------------------------------
Ireland                                                       2.5%
--------------------------------------------------------------------------------
Other Countries                                              11.6%
--------------------------------------------------------------------------------
Cash and Equivalents(1)                                       0.6%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments and other assets and liabilities

* Total returns for periods less than one year are not annualized.

**American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit www.livestrong.org.

------
3

NT International Growth - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
--------------------------------------------------------------------------------
AUSTRALIA - 3.6%
--------------------------------------------------------------------------------
   23,531    BHP Billiton Ltd.                                   $     509,211
--------------------------------------------------------------------------------
    1,543    CSL Ltd.                                                   59,777
--------------------------------------------------------------------------------
    9,958    National Australia Bank Ltd.                              265,779
--------------------------------------------------------------------------------
    4,046    Rio Tinto Ltd.                                            237,705
--------------------------------------------------------------------------------
                                                                     1,072,472
--------------------------------------------------------------------------------
AUSTRIA - 0.8%
--------------------------------------------------------------------------------
    4,135    Erste Bank der
             Oesterreichischen Sparkassen AG                           235,617
--------------------------------------------------------------------------------
BELGIUM - 1.3%
--------------------------------------------------------------------------------
    3,455    KBC Groupe                                                371,565
--------------------------------------------------------------------------------
CANADA - 0.7%
--------------------------------------------------------------------------------
    2,758    Suncor Energy Inc.                                        222,523
--------------------------------------------------------------------------------
FRANCE - 14.2%
--------------------------------------------------------------------------------
    5,021    Accor SA                                                  294,335
--------------------------------------------------------------------------------
    4,018    Alstom RGPT(1)                                            341,006
--------------------------------------------------------------------------------
   10,431    Axa SA                                                    362,477
--------------------------------------------------------------------------------
    3,141    Essilor International SA Cie
             Generale D'Optique                                        316,068
--------------------------------------------------------------------------------
    3,041    Groupe Danone                                             366,778
--------------------------------------------------------------------------------
    1,317    Pernod-Ricard SA                                          256,952
--------------------------------------------------------------------------------
    2,067    PPR SA                                                    256,320
--------------------------------------------------------------------------------
    3,011    Schneider Electric SA                                     312,244
--------------------------------------------------------------------------------
    2,703    Societe Generale(1)                                       418,965
--------------------------------------------------------------------------------
    8,524    Total SA                                                  555,850
--------------------------------------------------------------------------------
       88    Vallourec                                                 110,252
--------------------------------------------------------------------------------
    6,262    Veolia Environnement                                      348,480
--------------------------------------------------------------------------------
    3,096    Vinci SA                                                  284,371
--------------------------------------------------------------------------------
                                                                     4,224,098
--------------------------------------------------------------------------------
GERMANY - 8.4%
--------------------------------------------------------------------------------
    1,035    Adidas-Salomon AG                                         206,690
--------------------------------------------------------------------------------
    4,891    Bayerische Motoren Werke AG                               251,502
--------------------------------------------------------------------------------
    4,049    Continental AG                                            444,378
--------------------------------------------------------------------------------
    1,570    Deutsche Boerse AG                                        203,981
--------------------------------------------------------------------------------
    2,490    Fresenius Medical Care AG                                 280,499
--------------------------------------------------------------------------------
    4,433    Hypo Real Estate Holding AG                               280,026
--------------------------------------------------------------------------------
    1,442    MAN AG                                                    103,651
--------------------------------------------------------------------------------
    2,289    SAP AG                                                    481,881
--------------------------------------------------------------------------------
    2,699    Siemens AG                                                232,330
--------------------------------------------------------------------------------
                                                                     2,484,938
--------------------------------------------------------------------------------
GREECE - 3.1%
--------------------------------------------------------------------------------
    7,800    Greek Organization of
             Football Prognostics SA                                   264,793
--------------------------------------------------------------------------------
   12,600    Hellenic Telecommunications
             Organization SA(1)                                        279,243
--------------------------------------------------------------------------------
    9,000    National Bank of Greece SA                                379,800
--------------------------------------------------------------------------------
                                                                       923,836
--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
HONG KONG - 0.4%
--------------------------------------------------------------------------------
   52,000    Li & Fung Ltd.                                      $     106,066
--------------------------------------------------------------------------------
IRELAND - 2.5%
--------------------------------------------------------------------------------
   17,715    Anglo Irish Bank Corp. plc                                275,730
--------------------------------------------------------------------------------
   15,203    Bank of Ireland                                           275,935
--------------------------------------------------------------------------------
    4,146    Ryanair Holdings plc ADR(1)                               203,113
--------------------------------------------------------------------------------
                                                                       754,778
--------------------------------------------------------------------------------
ITALY - 4.2%
--------------------------------------------------------------------------------
   12,235    Banco Popolare di Verona e
             Novara Scrl                                               335,259
--------------------------------------------------------------------------------
    9,811    ENI SpA                                                   296,930
--------------------------------------------------------------------------------
   13,032    Luxottica Group SpA                                       355,513
--------------------------------------------------------------------------------
   11,355    Saipem SpA                                                266,780
--------------------------------------------------------------------------------
                                                                     1,254,482
--------------------------------------------------------------------------------
JAPAN - 25.0%
--------------------------------------------------------------------------------
   31,000    Bank of Yokohama Ltd. (The)                               221,541
--------------------------------------------------------------------------------
       40    East Japan Railway Company                                288,017
--------------------------------------------------------------------------------
    3,300    Eisai Co. Ltd.                                            150,993
--------------------------------------------------------------------------------
    8,600    Hoya Corp.                                                330,878
--------------------------------------------------------------------------------
    7,000    JSR Corp.                                                 185,314
--------------------------------------------------------------------------------
    9,500    JTEKT Corp.                                               189,584
--------------------------------------------------------------------------------
    1,000    Keyence Corp.                                             257,184
--------------------------------------------------------------------------------
   13,000    Komatsu Ltd.                                              261,184
--------------------------------------------------------------------------------
    8,000    Leopalace21 Corp.                                         241,633
--------------------------------------------------------------------------------
   21,000    Matsushita Electric
             Industrial Co., Ltd.                                      458,431
--------------------------------------------------------------------------------
   15,000    Matsushita Electric Works, Ltd.                           174,887
--------------------------------------------------------------------------------
   15,000    Mitsubishi Electric Corp.                                 122,569
--------------------------------------------------------------------------------
       32    Mitsubishi UFJ
             Financial Group, Inc.                                     440,319
--------------------------------------------------------------------------------
    2,000    Murata Manufacturing Co. Ltd.                             129,806
--------------------------------------------------------------------------------
    6,000    NGK Insulators Ltd.                                        71,735
--------------------------------------------------------------------------------
   11,500    Nikko Cordial Corp.                                       169,021
--------------------------------------------------------------------------------
    2,300    Nitto Denko Corp.                                         177,808
--------------------------------------------------------------------------------
    2,000    ORIX Corp.                                                576,214
--------------------------------------------------------------------------------
    7,900    Sega Sammy Holdings Inc.                                  316,019
--------------------------------------------------------------------------------
   23,000    Sekisui Chemical Co. Ltd.                                 196,416
--------------------------------------------------------------------------------
    5,600    Shin-Etsu Chemical Co., Ltd.                              315,632
--------------------------------------------------------------------------------
   23,000    Sumitomo Heavy
             Industries Ltd.                                           217,092
--------------------------------------------------------------------------------
       23    Sumitomo Mitsui
             Financial Group Inc.                                      240,350
--------------------------------------------------------------------------------
    9,000    Sumitomo Realty &
             Development Co. Ltd.                                      218,440
--------------------------------------------------------------------------------
   52,000    Taisei Corp.                                              198,664
--------------------------------------------------------------------------------
   36,000    Toray Industries Inc.                                     319,733
--------------------------------------------------------------------------------
   10,300    Toyota Motor Corp.                                        553,007
--------------------------------------------------------------------------------
    3,900    Yamada Denki Co. Ltd.                                     403,521
--------------------------------------------------------------------------------
                                                                     7,425,992
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
4

NT International Growth - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
MEXICO - 1.5%
--------------------------------------------------------------------------------
   10,748    America Movil SA de
             CV Series L ADR                                     $     351,030
--------------------------------------------------------------------------------
    1,879    Cemex SA de CV ADR                                        107,047
--------------------------------------------------------------------------------
                                                                       458,077
--------------------------------------------------------------------------------
MULTI-NATIONAL - 0.7%
--------------------------------------------------------------------------------
    3,000    iShares MSCI EAFE Index Fund                              196,050
--------------------------------------------------------------------------------
NETHERLANDS - 2.9%
--------------------------------------------------------------------------------
   11,627    ASML Holding N.V.(1)                                      236,493
--------------------------------------------------------------------------------
    6,394    ING Groep N.V. CVA                                        250,708
--------------------------------------------------------------------------------
    8,447    Royal Numico N.V.                                         374,948
--------------------------------------------------------------------------------
                                                                       862,149
--------------------------------------------------------------------------------
NORWAY - 2.8%
--------------------------------------------------------------------------------
    3,598    Aker Kvaerner ASA                                         361,911
--------------------------------------------------------------------------------
    4,300    Statoil ASA                                               125,990
--------------------------------------------------------------------------------
   27,563    Telenor ASA                                               347,692
--------------------------------------------------------------------------------
                                                                       835,593
--------------------------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA - 0.5%
--------------------------------------------------------------------------------
   26,000    China Mobile Hong Kong Ltd.                               137,273
--------------------------------------------------------------------------------
SINGAPORE - 0.5%
--------------------------------------------------------------------------------
   17,000    Keppel Corp. Ltd.                                         147,158
--------------------------------------------------------------------------------
SOUTH KOREA - 1.1%
--------------------------------------------------------------------------------
      500    Samsung Electronics                                       318,898
--------------------------------------------------------------------------------
SPAIN - 1.6%
--------------------------------------------------------------------------------
   12,850    Cintra Concesiones de
             Infraestructuras de Transporte SA                         165,438
--------------------------------------------------------------------------------
    7,701    Inditex SA                                                305,234
--------------------------------------------------------------------------------
                                                                       470,672
--------------------------------------------------------------------------------
SWEDEN - 1.3%
--------------------------------------------------------------------------------
    9,895    Atlas Copco AB A Shares                                   268,316
--------------------------------------------------------------------------------
    4,617    ForeningsSparbanken AB                                    120,725
--------------------------------------------------------------------------------
                                                                       389,041
--------------------------------------------------------------------------------
SWITZERLAND - 9.7%
--------------------------------------------------------------------------------
   24,815    ABB Ltd.                                                  313,165
--------------------------------------------------------------------------------
    4,561    Adecco SA                                                 294,641
--------------------------------------------------------------------------------
    7,231    Compagnie Financiere
             Richemont AG Cl A                                         337,498
--------------------------------------------------------------------------------
    3,388    Lonza Group AG                                            231,221
--------------------------------------------------------------------------------
    8,665    Novartis AG                                               480,734
--------------------------------------------------------------------------------
    5,066    Roche Holding AG                                          790,295
--------------------------------------------------------------------------------
    3,929    UBS AG                                                    444,841
--------------------------------------------------------------------------------
                                                                     2,892,395
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) - 0.8%
--------------------------------------------------------------------------------
   36,000    Hon Hai Precision
             Industry Co., Ltd.                                  $     228,950
--------------------------------------------------------------------------------
TURKEY - 0.4%
--------------------------------------------------------------------------------
   36,900    Turkiye Garanti Bankasi AS                                110,688
--------------------------------------------------------------------------------
UNITED KINGDOM - 11.4%
--------------------------------------------------------------------------------
   28,457    Amvescap plc                                              278,167
--------------------------------------------------------------------------------
   33,931    BG Group plc                                              454,336
--------------------------------------------------------------------------------
   36,959    BP plc                                                    435,587
--------------------------------------------------------------------------------
   19,362    Carphone Warehouse Group plc                              117,267
--------------------------------------------------------------------------------
   25,483    GlaxoSmithKline plc                                       704,605
--------------------------------------------------------------------------------
   10,386    Man Group plc                                             454,107
--------------------------------------------------------------------------------
   19,105    Marks & Spencer Group plc                                 192,840
--------------------------------------------------------------------------------
   12,257    Reckitt Benckiser plc                                     450,221
--------------------------------------------------------------------------------
   12,778    Standard Chartered plc                                    313,622
--------------------------------------------------------------------------------
                                                                     3,400,752
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $31,582,061)                                                  29,524,063
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.3%
Repurchase Agreement, Bank of America  Securities, LLC, (collateralized by various  U.S. Treasury obligations, 6.375% - 7.25%, 5/15/16 - 8/15/27, valued at
$407,596),  in a joint trading account at 4.87%,  dated 5/31/06, due 6/1/06
(Delivery value $400,054)
(Cost $400,000)                                                        400,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 100.7%
(Cost $31,982,061)                                                  29,924,063
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES - (0.7)%                                             (202,507)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                       $   29,721,556
================================================================================

See Notes to Financial Statements.

(continued)

------
5

NT International Growth - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
 (AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                                25.1%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    17.0%
--------------------------------------------------------------------------------
Industrials                                                               14.5%
--------------------------------------------------------------------------------
Health Care                                                                9.4%
--------------------------------------------------------------------------------
Energy                                                                     9.2%
--------------------------------------------------------------------------------
Materials                                                                  7.0%
--------------------------------------------------------------------------------
Information Technology                                                     6.7%
--------------------------------------------------------------------------------
Consumer Staples                                                           4.9%
--------------------------------------------------------------------------------
Telecommunication Services                                                 3.7%
--------------------------------------------------------------------------------
Utilities                                                                  1.2%
--------------------------------------------------------------------------------
Diversified                                                                0.7%
--------------------------------------------------------------------------------
Cash and Cash Equivalents(+)                                               0.6%
--------------------------------------------------------------------------------

(+)Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
(1) Non-income producing.

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of May 31, 2006, was
$18,781,457, which represented 63.2% of total net assets.

See Notes to Financial Statements.

------
6

NT Emerging Markets - Performance

TOTAL RETURNS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                           SINCE INCEPTION(1)   INCEPTION DATE
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                            -8.50%              5/12/06
--------------------------------------------------------------------------------
MSCI EM INDEX                                 -12.21%                --
--------------------------------------------------------------------------------

(1)  Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
7

NT Emerging Markets - Portfolio Commentary

PORTFOLIO MANAGERS: MICHAEL DONNELLY AND PATRICIA RIBEIRO

NT Emerging Markets declined 8.50%* from its inception May 12, 2006, through May
31, 2006, while its benchmark, the Morgan Stanley Capital International Emerging
Markets Index, fell 12.21%.

This is one of nine new NT tracker funds available exclusively in LIVESTRONG
Portfolios from American Century Investments. NT is an acronym for "No Tobacco."
American Century Investments introduced the portfolios May 2006, as part of a strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF).**

American Century created LIVESTRONG Portfolios by enhancing its existing My
Retirement Portfolios, a series of asset allocation funds first launched in
August 2004. While the modified funds have the same fee structure and investment strategy as My Retirement Portfolios, the underlying funds in LIVESTRONG
Portfolios will not invest in tobacco companies as part of American Century's commitment to the LAF and the fight against cancer.

Due to the short time period since the portfolio's inception, this initial semiannual report is necessarily briefer than our usual performance reports. We will provide a more detailed report on performance at the end of the portfolio's fiscal year, November 30, 2006.

TOP TEN HOLDINGS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                          % OF NET ASSETS
--------------------------------------------------------------------------------
Wistron NeWeb Corp.                                           3.2%
--------------------------------------------------------------------------------
OAO Gazprom ADR                                               2.8%
--------------------------------------------------------------------------------
Samsung Electronics                                           2.4%
--------------------------------------------------------------------------------
China Steel Corp.                                             2.2%
--------------------------------------------------------------------------------
Komercni Banka AS                                             2.0%
--------------------------------------------------------------------------------
Petroleo Brasileiro SA ADR                                    2.0%
--------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.                            1.9%
--------------------------------------------------------------------------------
Centros Comerciales Sudamericanos SA                          1.7%
--------------------------------------------------------------------------------
Pyaterochka Holding N.V. GDR                                  1.7%
--------------------------------------------------------------------------------
China Mobile Hong Kong Ltd. ADR                               1.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                          % OF NET ASSETS
                                                           AS OF 5/31/06
--------------------------------------------------------------------------------
Foreign Common Stocks and Rights                             89.0%
--------------------------------------------------------------------------------
Foreign Preferred Stocks                                      2.6%
--------------------------------------------------------------------------------
Domestic Common Stocks                                        1.2%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                        92.8%
--------------------------------------------------------------------------------
Temporary Cash Investments                                    6.2%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                  1.0%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                          % OF NET ASSETS
--------------------------------------------------------------------------------
South Korea                                                  13.1%
--------------------------------------------------------------------------------
Taiwan (Republic of China)                                   12.1%
--------------------------------------------------------------------------------
Brazil                                                       10.5%
--------------------------------------------------------------------------------
People's Republic of China                                    9.0%
--------------------------------------------------------------------------------
Russian Federation                                            6.3%
--------------------------------------------------------------------------------
South Africa                                                  5.5%
--------------------------------------------------------------------------------
Hong Kong                                                     4.9%
--------------------------------------------------------------------------------
Israel                                                        4.0%
--------------------------------------------------------------------------------
Mexico                                                        3.6%
--------------------------------------------------------------------------------
Chile                                                         3.4%
--------------------------------------------------------------------------------
Other Countries                                              20.4%
--------------------------------------------------------------------------------
Cash and Equivalents(1)                                       7.2%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments and other assets and liabilities.

* Total returns for periods less than one year are not annualized.

**American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit www.livestrong.org.

------
8

NT Emerging Markets - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS AND RIGHTS - 90.2%
ARGENTINA - 0.8%
--------------------------------------------------------------------------------
    4,282    Banco Macro Bansud SA ADR                           $      93,348
--------------------------------------------------------------------------------
AUSTRIA - 0.9%
--------------------------------------------------------------------------------
    1,300    Raiffeisen International
             Bank Holding AG(1)                                        107,699
--------------------------------------------------------------------------------
BRAZIL - 7.9%
--------------------------------------------------------------------------------
   11,400    American Banknote SA(1)                                    71,643
--------------------------------------------------------------------------------
    3,700    Banco Nossa Caixa SA                                       69,279
--------------------------------------------------------------------------------
    7,300    Equatorial Energia SA(1)                                   44,808
--------------------------------------------------------------------------------
    4,800    Gafisa SA(1)                                               47,583
--------------------------------------------------------------------------------
    3,600    Lojas Renner SA                                           182,851
--------------------------------------------------------------------------------
    5,800    Lupatech SA(1)                                             56,173
--------------------------------------------------------------------------------
    2,582    Petroleo Brasileiro SA ADR                                224,246
--------------------------------------------------------------------------------
    4,600    Totvs SA(1)                                                74,845
--------------------------------------------------------------------------------
   11,100    Tractebel Energia SA                                       81,702
--------------------------------------------------------------------------------
    2,300    Vivax SA(1)                                                28,710
--------------------------------------------------------------------------------
                                                                       881,840
--------------------------------------------------------------------------------
CHILE - 3.4%
--------------------------------------------------------------------------------
   79,100    Centros Comerciales
             Sudamericanos SA                                          193,597
--------------------------------------------------------------------------------
   39,900    Comercial Siglo XXI SA                                    133,574
--------------------------------------------------------------------------------
   12,000    Compania Cervecerias
             Unidas SA                                                  55,949
--------------------------------------------------------------------------------
                                                                       383,120
--------------------------------------------------------------------------------
CZECH REPUBLIC - 2.0%
--------------------------------------------------------------------------------
    1,600    Komercni Banka AS                                         224,457
--------------------------------------------------------------------------------
FINLAND - 1.6%
--------------------------------------------------------------------------------
   11,978    Nokian Renkaat Oyj                                        179,069
--------------------------------------------------------------------------------
GERMANY - 0.8%
--------------------------------------------------------------------------------
    3,862    CAT Oil AG(1)                                              85,442
--------------------------------------------------------------------------------
HONG KONG - 4.9%
--------------------------------------------------------------------------------
   68,000    AAC Acoustic
             Technology Holdings Inc.(1)                                70,122
--------------------------------------------------------------------------------
  242,263    Bank of China Ltd. Cl H(1)                                 92,122
--------------------------------------------------------------------------------
  120,000    China Yurun Food Group Ltd.                                88,942
--------------------------------------------------------------------------------
   42,500    Parkson Retail Group Ltd.                                 126,001
--------------------------------------------------------------------------------
   21,000    Vtech Holdings Ltd.                                        93,118
--------------------------------------------------------------------------------
  112,000    Xiwang Sugar Holdings Co. Ltd.                             78,681
--------------------------------------------------------------------------------
                                                                       548,986
--------------------------------------------------------------------------------
INDONESIA - 2.7%
--------------------------------------------------------------------------------
  134,000    PT Aneka Tambang Tbk                                       64,430
--------------------------------------------------------------------------------
1,339,000    PT Bank Niaga Tbk                                          82,467
--------------------------------------------------------------------------------
  295,500    PT Ciputra Development Tbk(1)                              14,847
--------------------------------------------------------------------------------
  180,500    PT Telekomunikasi Indonesia Tbk                           137,497
--------------------------------------------------------------------------------
                                                                       299,241
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
ISRAEL - 4.0%
--------------------------------------------------------------------------------
    6,432    M-Systems Flash Disk
             Pioneers Ltd.(1)                                    $     215,151
--------------------------------------------------------------------------------
    3,994    Orbotech Ltd.(1)                                          100,329
--------------------------------------------------------------------------------
    3,721    Teva Pharmaceutical
             Industries Ltd. ADR                                       135,482
--------------------------------------------------------------------------------
                                                                       450,962
--------------------------------------------------------------------------------
KAZAKHSTAN - 0.5%
--------------------------------------------------------------------------------
    2,675    Kazakhmys plc                                              56,804
--------------------------------------------------------------------------------
LUXEMBOURG - 1.0%
--------------------------------------------------------------------------------
    4,776    Ternium SA ADR(1)                                         111,758
--------------------------------------------------------------------------------
MALAYSIA - 2.5%
--------------------------------------------------------------------------------
   99,000    AirAsia Bhd(1)                                             43,897
--------------------------------------------------------------------------------
   21,000    Gamuda Bhd                                                 19,895
--------------------------------------------------------------------------------
   29,000    Kuala Lumpur Kepong Bhd                                    80,666
--------------------------------------------------------------------------------
   40,300    Malakoff Bhd                                              108,769
--------------------------------------------------------------------------------
   68,500    Scomi Group Bhd                                            22,450
--------------------------------------------------------------------------------
                                                                       275,677
--------------------------------------------------------------------------------
MEXICO - 3.6%
--------------------------------------------------------------------------------
   34,787    Axtel, SA de CV(1)                                         69,632
--------------------------------------------------------------------------------
      768    Cemex SA de CV ADR                                         43,753
--------------------------------------------------------------------------------
   10,148    Corporacion GEO SA
             de CV, Series B(1)                                         35,087
--------------------------------------------------------------------------------
   28,102    Corporacion Moctezuma,
             SA de CV                                                   55,012
--------------------------------------------------------------------------------
    4,946    Grupo Aeroportuario del
             Pacifico SA de CV ADR                                     164,702
--------------------------------------------------------------------------------
   14,275    Urbi Desarrollos Urbanos
             SA de CV(1)                                                34,641
--------------------------------------------------------------------------------
                                                                       402,827
--------------------------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA - 9.0%
--------------------------------------------------------------------------------
  264,000    Advanced Semiconductor
             Manufacturing Corp. Cl H(1)                                63,295
--------------------------------------------------------------------------------
    7,092    China Mobile Hong Kong Ltd. ADR                           183,328
--------------------------------------------------------------------------------
  162,000    China Petroleum &
             Chemical Corp. Cl H                                        96,057
--------------------------------------------------------------------------------
  270,000    Dongfeng Motor
             Group Co. Ltd. Cl H(1)                                    131,382
--------------------------------------------------------------------------------
   29,000    Foxconn International
             Holdings Ltd.(1)                                           77,753
--------------------------------------------------------------------------------
  272,000    Global Bio-Chem Technology
             Group Co. Ltd.                                            111,319
--------------------------------------------------------------------------------
  121,000    Golden Eagle Retail Group Ltd.(1)                          70,576
--------------------------------------------------------------------------------
  119,000    Nine Dragons Paper
             Holdings Ltd.(1)                                           98,938
--------------------------------------------------------------------------------
  126,000    PetroChina Co. Ltd. Cl H                                  135,617
--------------------------------------------------------------------------------
   15,000    Wumart Stores Inc. Cl H                                    44,374
--------------------------------------------------------------------------------
                                                                     1,012,639
--------------------------------------------------------------------------------
PERU - 1.2%
--------------------------------------------------------------------------------
    5,319    Credicorp Ltd.                                            139,358
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
9

NT Emerging Markets - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
POLAND - 0.5%
--------------------------------------------------------------------------------
    1,900    TVN SA(1)                                           $      54,051
--------------------------------------------------------------------------------
RUSSIAN FEDERATION - 6.3%
--------------------------------------------------------------------------------
    2,636    NovaTek OAO GDR                                           102,013
--------------------------------------------------------------------------------
    7,300    OAO Gazprom ADR                                           311,709
--------------------------------------------------------------------------------
   11,569    Pyaterochka Holding N.V. GDR(1)                           191,467
--------------------------------------------------------------------------------
   28,300    VolgaTelecom                                               96,503
--------------------------------------------------------------------------------
                                                                       701,692
--------------------------------------------------------------------------------
SOUTH AFRICA - 5.5%
--------------------------------------------------------------------------------
    3,379    Anglo American plc                                        134,132
--------------------------------------------------------------------------------
    4,282    Barloworld Ltd.                                            72,643
--------------------------------------------------------------------------------
      284    Impala Platinum Holdings Limited                           47,843
--------------------------------------------------------------------------------
    6,167    JD Group Ltd.                                              72,311
--------------------------------------------------------------------------------
    4,566    Kumba Resources Ltd.                                       78,410
--------------------------------------------------------------------------------
    1,355    Pretoria Portland Cement Co. Ltd.                          71,807
--------------------------------------------------------------------------------
   11,502    Sappi Ltd.                                                141,711
--------------------------------------------------------------------------------
                                                                       618,857
--------------------------------------------------------------------------------
SOUTH KOREA - 13.1%
--------------------------------------------------------------------------------
      210    Amorepacific Corp.                                         70,811
--------------------------------------------------------------------------------
    1,100    CJ Corp.                                                  127,503
--------------------------------------------------------------------------------
    4,530    GS Holdings Corp.                                         135,089
--------------------------------------------------------------------------------
    4,020    Hynix Semiconductor Inc.(1)                               135,553
--------------------------------------------------------------------------------
    2,100    Hyundai Engineering
             & Construction(1)                                         103,119
--------------------------------------------------------------------------------
    2,740    LG Card Co. Ltd.(1)                                       135,701
--------------------------------------------------------------------------------
      700    POSCO                                                     183,298
--------------------------------------------------------------------------------
      420    Samsung Electronics                                       270,854
--------------------------------------------------------------------------------
    3,520    Shinhan Financial Group Co., Ltd.                         163,574
--------------------------------------------------------------------------------
      300    Shinsegae Co. Ltd.                                        137,829
--------------------------------------------------------------------------------
                                                                     1,463,331
--------------------------------------------------------------------------------
SPAIN - 1.3%
--------------------------------------------------------------------------------
    5,122    Repsol YPF, SA                                            142,844
--------------------------------------------------------------------------------
SWEDEN - 0.7%
--------------------------------------------------------------------------------
    2,271    Oriflame Cosmetics SA SDR                                  76,977
--------------------------------------------------------------------------------
    2,271    Oriflame Cosmetics
             SA SDR Rights(1)                                            2,404
--------------------------------------------------------------------------------
                                                                        79,381
--------------------------------------------------------------------------------
Shares/Principal Amount                                             Value
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) - 12.1%
--------------------------------------------------------------------------------
    6,896    AU Optronics Corp. ADR                              $     100,130
--------------------------------------------------------------------------------
  256,000    China Steel Corp.                                         243,734
--------------------------------------------------------------------------------
   80,000    Chinatrust Financial Holding Co.                           64,430
--------------------------------------------------------------------------------
  149,000    Compal Electronics Inc.                                   152,558
--------------------------------------------------------------------------------
   75,000    King Yuan Electronics Co. Ltd.                             78,898
--------------------------------------------------------------------------------
    4,000    Nan Ya Printed Circuit
             Board Corp.(1)                                             40,331
--------------------------------------------------------------------------------
  101,000    Taishin Financial Holdings Co. Ltd.                        65,578
--------------------------------------------------------------------------------
   34,000    Taiwan Green Point
             Enterprise Co. Ltd.(1)                                     89,683
--------------------------------------------------------------------------------
   30,000    Test-Rite International Co.                                22,335
--------------------------------------------------------------------------------
  190,000    Uni-President Enterprises Corp.                           139,378
--------------------------------------------------------------------------------
  101,000    Wistron NeWeb Corp.(1)                                    353,114
--------------------------------------------------------------------------------
                                                                     1,350,169
--------------------------------------------------------------------------------
THAILAND - 1.1%
--------------------------------------------------------------------------------
  445,900    Krung Thai Bank Public Co. Ltd.                           121,620
--------------------------------------------------------------------------------
TURKEY - 1.6%
--------------------------------------------------------------------------------
    3,800    Asya Katilim Bankasi AS(1)                                 10,288
--------------------------------------------------------------------------------
   10,500    Denizbank AS(1)                                            96,759
--------------------------------------------------------------------------------
    4,600    Tupras Turkiye Petrol Rafine                               77,471
--------------------------------------------------------------------------------
                                                                       184,518
--------------------------------------------------------------------------------
UNITED STATES - 1.2%
--------------------------------------------------------------------------------
    4,289    Avon Products, Inc.                                       135,961
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND RIGHTS
(Cost $11,042,264)                                                  10,105,651
--------------------------------------------------------------------------------
PREFERRED STOCKS - 2.6%
BRAZIL - 2.6%
--------------------------------------------------------------------------------
    2,580    Aracruz Celulose SA ADR                                   131,968
--------------------------------------------------------------------------------
  690,000    Companhia de Gas
             de Sao Paulo Cl A                                          79,300
--------------------------------------------------------------------------------
    2,400    Usinas Siderurgicas
             de Minas Gerais SA CI A                                    77,231
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $318,253)                                                        288,499
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 6.2%
 $700,000    FHLB Discount Notes,
             4.89%, 6/1/06(2)
(Cost $699,905)                                                        700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 99.0%
(Cost $12,060,422)                                                  11,094,150
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES - 1.0%                                                     110,211
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $11,204,361
================================================================================

See Notes to Financial Statements.

(continued)

------
10

NT Emerging Markets - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Information Technology                                                    17.1%
--------------------------------------------------------------------------------
Financials                                                                13.9%
--------------------------------------------------------------------------------
Materials                                                                 13.8%
--------------------------------------------------------------------------------
Consumer Staples                                                          13.7%
--------------------------------------------------------------------------------
Energy                                                                    11.9%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     9.7%
--------------------------------------------------------------------------------
Telecommunication Services                                                 4.6%
--------------------------------------------------------------------------------
Industrials                                                                4.1%
--------------------------------------------------------------------------------
Utilities                                                                  2.8%
--------------------------------------------------------------------------------
Health Care                                                                1.2%
--------------------------------------------------------------------------------
Cash and Cash Equivalents(+)                                               7.2%
--------------------------------------------------------------------------------

(+)Includes temporary cash investments and other assets  and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
GDR = Global Depositary Receipt
SDR = Swedish Depositary Receipt
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

-------
11

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds.

(continued)

------
12

Shareholder Fee Examples (Unaudited)

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    EXPENSES PAID
                     BEGINNING        ENDING       DURING PERIOD(1)   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE      12/1/05 -         EXPENSE
                      12/1/05         5/31/06          5/31/06          RATIO(1)
--------------------------------------------------------------------------------
NT INTERNATIONAL GROWTH -- INSTITUTIONAL CLASS SHAREHOLDER FEE EXAMPLE
-------------------
 Actual               $1,000         $934.00(2)         $0.52(3)         1.04%
--------------------------------------------------------------------------------
 Hypothetical         $1,000       $1,019.75(4)         $5.24(4)         1.04%
--------------------------------------------------------------------------------
NT EMERGING MARKETS -- INSTITUTIONAL CLASS SHAREHOLDER FEE EXAMPLE
-------------------
 Actual               $1,000         $915.00(2)         $0.79(3)         1.58%
--------------------------------------------------------------------------------
 Hypothetical         $1,000        $1017.05(4)         $7.95(4)         1.58%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from May 12, 2006 (fund inception) through May 31, 2006.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 19, the number of days in the period from May 12, 2006 (fund inception) through May 31, 2006, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------
13

Statement of Assets and Liabilities

MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 NT INTERNATIONAL   NT EMERGING
                                                      GROWTH          MARKETS
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$31,982,061 and $12,060,422, respectively)         $ 29,924,063    $ 11,094,150
------------------------------------------------
Cash                                                    123,007         329,283
------------------------------------------------
Foreign currency holdings, at value (cost of
$- and $6,598, respectively)                                 --           6,618
------------------------------------------------
Receivable for investments sold                         527,512          73,174
------------------------------------------------
Dividends and interest receivable                        18,216          19,987
--------------------------------------------------------------------------------
                                                     30,592,798      11,523,212
--------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------
Payable for investments purchased                       856,751         310,482
------------------------------------------------
Accrued management fees                                  14,491           8,369
--------------------------------------------------------------------------------
                                                        871,242         318,851
--------------------------------------------------------------------------------
NET ASSETS                                          $29,721,556     $11,204,361
================================================================================
INSTITUTIONAL CLASS CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                          100,000,000     100,000,000
================================================================================
Outstanding                                           3,180,960       1,224,241
================================================================================
NET ASSET VALUE PER SHARE                                 $9.34           $9.15
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)             $31,769,489     $12,217,731
------------------------------------------------
Undistributed net investment income                      47,788          19,541
------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions                           (35,173)        (66,181)
------------------------------------------------
Net unrealized depreciation on investments and
translation of assets and liabilities in
foreign currencies                                   (2,060,548)       (966,730)
--------------------------------------------------------------------------------
                                                    $29,721,556      $11,204,361
================================================================================

See Notes to Financial Statements.

------
14

Statement of Operations

PERIOD ENDED MAY 31, 2006 (UNAUDITED)(1)
--------------------------------------------------------------------------------
                                                  NT INTERNATIONAL   NT EMERGING
                                                       GROWTH          MARKETS
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------
Dividends (net of foreign taxes withheld of
$10,129 and $2,214, respectively)                $       61,826   $       24,757
------------------------------------------------
Interest                                                    453            3,153
--------------------------------------------------------------------------------
                                                         62,279           27,910
--------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------
Management fees                                          14,491            8,369
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             47,788           19,541
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------------------
Investment transactions                                (30,968)         (58,252)
------------------------------------------------
Foreign currency transactions                           (4,205)          (7,929)
--------------------------------------------------------------------------------
                                                       (35,173)         (66,181)
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
------------------------------------------------
Investments                                         (1,661,639)        (782,191)
------------------------------------------------
Translation of assets and liabilities
in foreign currencies                                 (398,909)        (184,539)
--------------------------------------------------------------------------------
                                                    (2,060,548)        (966,730)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (2,095,721)      (1,032,911)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $  (2,047,933)   $  (1,013,370)
================================================================================

(1) May 12, 2006 (fund inception) through May 31, 2006.

See Notes to Financial Statements.

------
15

Statement of Changes in Net Assets

PERIOD ENDED MAY 31, 2006 (UNAUDITED)(1)
--------------------------------------------------------------------------------
                                                 NT INTERNATIONAL   NT EMERGING
                                                      GROWTH           MARKETS
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2006       2006
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                     $       47,788  $       19,541
------------------------------------------------
Net realized gain (loss)                               (35,173)        (66,181)
------------------------------------------------
Change in net unrealized
appreciation (depreciation)                         (2,060,548)       (966,730)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           (2,047,933)     (1,013,370)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                            31,893,429      12,275,869
------------------------------------------------
Payments for shares redeemed                          (123,940)        (58,138)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      31,769,489      12,217,731
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                29,721,556      11,204,361
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
End of period                                     $  29,721,556   $  11,204,361
================================================================================
Undistributed net investment income                     $47,788         $19,541
================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
--------------------------------------------------------------------------------
Sold                                                  3,194,241       1,230,495
------------------------------------------------
Redeemed                                               (13,281)         (6,254)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the funds        3,180,960       1,224,241
================================================================================

(1) May 12, 2006 (fund inception) through May 31, 2006.

See Notes to Financial Statements.

------
16

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. NT International Growth Fund (NT
International Growth) and NT Emerging Markets Fund (NT Emerging Markets)
(collectively, the funds) are two funds in a series issued by the corporation.
The funds are diversified under the 1940 Act. The funds' investment objective is to seek capital growth. The funds pursue this objective by investing primarily in equity securities of foreign companies. NT International Growth primarily invests in companies located in developed countries. NT Emerging Markets invests at least 80% of its assets in securities of issuers in emerging market countries and companies that derive a significant portion of their business from emerging market countries. The funds are not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the
tobacco industry. The funds incepted on May 12, 2006. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc.

(continued)

------
17

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACGIM (the investment advisor), under which ACGIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACGIM. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American
Century family of funds, but that have the same investment team and investment strategy. The strategy assets of NT International Growth and NT Emerging Markets include the assets of International Growth Fund and Emerging Markets Fund,
respectively, two funds in a series issued by the corporation.

The annual management fee schedule for NT International Growth is as follows:

--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                                          1.30%
--------------------------------------------------------------------------------
Next $1 billion                                           1.00%
--------------------------------------------------------------------------------
Over $2 billion                                           0.90%
--------------------------------------------------------------------------------

The annual management fee schedule for NT Emerging Markets is as follows:

--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                                        1.65%
--------------------------------------------------------------------------------
Next $250 million                                         1.55%
--------------------------------------------------------------------------------
Next $500 million                                         1.30%
--------------------------------------------------------------------------------
Over $1 billion                                           1.05%
--------------------------------------------------------------------------------

(continued)

------
18

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The effective annual management fee for NT International Growth and NT Emerging
Markets for the period May 12, 2006 (fund inception) through May 31, 2006 was
1.04% and 1.58%, respectively.

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the cash portion of the funds in accordance with the funds' investments objectives, policies and restrictions under the supervision of ACGIM and the Board of
Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC. The funds are wholly owned by
American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the funds for the purpose of exercising management or control.

JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period May
12, 2006 (fund inception) through May 31, 2006, were as follows:

--------------------------------------------------------------------------------
                                 NT INTERNATIONAL GROWTH    NT EMERGING MARKETS
--------------------------------------------------------------------------------
Purchases                             $32,483,934              $11,784,879
--------------------------------------------------------------------------------
Proceeds from sales                      $873,498                 $361,818
--------------------------------------------------------------------------------

For the period May 12, 2006 (fund inception) through May 31, 2006, NT
International Growth and NT Emerging Markets incurred a purchase in kind of equity securities valued at $28,738,181 and $7,388,123, respectively. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

4. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

(continued)

------
19

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

5. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                        NT INTERNATIONAL GROWTH    NT EMERGING
MARKETS
--------------------------------------------------------------------------------
Federal tax cost of investments             $31,997,329            $12,060,422
================================================================================
Gross tax appreciation of investments      $     16,811           $     36,965
------------------------------------------
Gross tax depreciation of investments        (2,090,077)            (1,003,237)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                             $ (2,073,266)        $     (966,272)
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------
20

NT International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
 Net Investment Income (Loss)                                               0.02
--------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                  (0.68)
--------------------------------------------------------------------------------
 Total From Investment Operations                                         (0.66)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $9.34
================================================================================
 TOTAL RETURN(2)                                                         (6.60)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets                       1.04%(3)
--------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets          3.64%(3)(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                       4%
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $29,722
--------------------------------------------------------------------------------

(1) May 12, 2006 (fund inception) through May 31, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

(4) Due to cyclical dividends and the period May 12, 2006 (fund inception)
    through May 31, 2006, the annualized ratio of net investment income to average net assets is higher than expected.

See Notes to Financial Statements.

------
21

NT Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
 Net Investment Income (Loss)                                               0.02
--------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                  (0.87)
--------------------------------------------------------------------------------
 Total From Investment Operations                                         (0.85)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $9.15
================================================================================
 TOTAL RETURN(2)                                                         (8.50)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets                       1.58%(3)
--------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets          3.93%(3)(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                       4%
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $11,204
--------------------------------------------------------------------------------

(1) May 12, 2006 (fund inception) through May 31, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

(4) Due to cyclical dividends and the period May 12, 2006 (fund inception)
    through May 31, 2006, the annualized ratio of net investment income to average net assets is higher than expected.

See Notes to Financial Statements.

------
22

Approval of Management Agreement for NT International Growth and NT Emerging
Markets

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund's independent directors each year. Under a Securities and
Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recent fiscal half-year period.

At a meeting held March 1, 2006, the board of directors unanimously approved the initial management agreement for NT International Growth and NT Emerging Markets
(the "funds"). In advance of the board's consideration, American Century Global
Investment Management, Inc. (the "advisor") provided information concerning the proposed funds. The information considered and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the advisor, the funds' characteristics and key attributes, the rationale for launching the funds, the experience of the portfolio management staff designated to manage the funds, the proposed pricing, and the markets in which the funds would be sold. The information considered and the discussions held at the meeting included, but were not limited to:

  * the nature, extent, and quality of investment management, shareholder services, and other services to be provided to the funds under the management agreement;

  * the wide range of programs and services to be provided by the advisor to fund shareholders on a routine and non-routine basis; and

  * a comparison of the cost of owning the funds to the cost of owning similar funds managed by the advisor.

The advisor discussed with the directors that the funds were being created to provide underlying investments for the American Century LIVESTRONG Portfolios, and that the LIVESTRONG Portfolios are restricted from investing in funds owning tobacco-related securities. As a result, the funds are intended to replicate the portfolios of existing American Century funds, but for any tobacco-related investments.

The advisor proposed an initial unified management fee schedule for the funds that is the same as the fee schedule previously approved by the directors for the existing fund on which its investments will be based. In addition, the advisor proposed that the assets of the fund and its counterpart will be combined for purposes of determining when each fund reaches the fee breakpoints in that schedule.

Consistent with the advisor's business strategy for all of its funds, the advisor proposed a unified management fee. Under the unified fee structure, the advisor charges a single, all-inclusive fee for providing all services for the management and operation of the funds, except brokerage expenses, taxes, interest, the fees and expenses of the funds' independent directors (including their independent legal counsel), and extraordinary costs.

(continued)

------
23

Approval of Management Agreement for NT International Growth and NT Emerging
Markets

Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, record keeping, marketing, and shareholder services, or arranging and supervising third parties who provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees, all other components of the total fees other advisors charge to their shareholders may be increased without shareholder approval. The board believes that the unified fee structure is a benefit to fund shareholders because it clearly discloses the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies.

Not specifically discussed, but important in the decision to approve the management agreement, is the directors' familiarity with the advisor. The board of directors oversees and evaluates on a continuous basis the nature and quality of all services the advisor performs for other funds within the American Century complex. As such, the directors have confidence in the advisor's integrity and competence in providing services to funds.

In their deliberations, the directors did not identify any single factor as being all important or controlling, and each director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the overall arrangements between the fund and the advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

At the March 1st meeting, the board of directors also unanimously approved an investment subadvisory agreement by which American Century Investment
Management, Inc. (the "subadvisor") is engaged to manage the investment of the cash and cash equivalent investments of the funds. In approving the subadvisory agreement, the board considered all material factors including the nature, extent, and quality of investment management services to be provided by the subadvisor under the agreement. As a part of this review the board evaluated the subadvisor's historical performance, investment expertise, and capabilities, as well as its compliance policies, procedures, and regulatory experience. The
Directors noted that the management fees paid to the subadvisor under the subadvisory agreement were subject to arm's length negotiation between the advisor and the subadvisor and are paid by the advisor out of its unified fee.

------
24

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on
American Century's Web site at americancentury.com and on the Securities and
Exchange Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
25

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.tm) (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EM (Emerging Markets) INDEX(SM) represents the performance of stocks in global emerging market countries.

------
26

Notes

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks of
American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0607                     (c)2006 American Century Proprietary Holdings, Inc.
SH-SAN-50130N            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy with plane]

                                  MAY 31, 2006
Life Sciences Fund
Technology Fund

[american century investments logo and text logo]

LIFE SCIENCES

TECHNOLOGY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Life Sciences and Technology funds for the six months ended May 31,
2006. We hope you find this information helpful in monitoring your investment.
Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation (LAF). Our
new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Chief Investment Officer]

BY HAROLD BRADLEY, CHIEF INVESTMENT OFFICER, SMALL/MID-CAP GROWTH, AMERICAN
CENTURY INVESTMENTS

WHAT HAPPENED IN THE ECONOMY

A short-lived economic slowdown on the heels of last summer's devastating Gulf
Coast hurricanes gave way to a strong rebound after the first of the year. But persistent inflation and soaring commodity prices led to continued Federal
Reserve rate hikes, even as growth again slowed toward the end of the 6-month period.

By January 2006, a sluggish U.S. economy still recovering from disruptions caused by hurricanes Katrina and Rita gave way to resurging growth, with retailers reporting strong post-holiday sales and overall corporate profits remaining robust. Gross domestic product growth of 5.6% in the first quarter of
2006 more than tripled the 1.7% rate of the previous quarter.

However, escalating crude oil, gold and other commodity values, plus annual core inflation rates above 2%, led the Federal Reserve to boost its short-term interest rate target by one full percentage point. That rate closed the period at 5%, the highest level since March 2001 -- even as a slowdown in the housing market and other data pointed to the likelihood of a cooling economy in the second half of 2006.

WHAT HAPPENED IN THE MARKET

The notion that the Fed might soon stop raising rates helped feed investors'
appetites throughout most of the period. But sentiment shifted suddenly in the period's closing weeks as the Fed made it clear that more rate hikes remained on the horizon.

Broad market indices posted high single-digit gains in the first four months of
2006. Indices solely comprising small-capitalization stocks fared even better, rising 10-14% and setting repeated record highs. By early May 2006, even the mega-cap Dow Jones Industrial Average had inched to within 14 points of its all-time high established in January 2000.

The market's rally abruptly ended May 10, though, when the Fed again raised its short-term rate and investors anticipating a signal to an end of the 2-year, rate-hike campaign didn't get what they desired. As a result, those that had chased risk in the first four months of the year began avoiding it.

The ensuing selloff wasn't kind to small-cap growth stocks. Investors flocked toward more stable large-cap stocks, with the small-cap Russell 2000 Index's loss of 7.6% in the last three weeks of May almost doubling the S&P 500's 4%
loss in the same time frame. Meanwhile, value stocks continued outperforming growth stocks throughout the 6-month period in all capitalization ranges, particularly among large-cap stocks.

SIX-MONTH TOTAL RETURNS
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
S&P 500 Index                                                 2.60%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                  4.53%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       -1.98%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

------
2

Life Sciences - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                                ----------------------
                                                AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          6 MONTHS(1)   1 YEAR   5 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              -5.26%      -0.79%    0.16%      0.57%      6/30/00
--------------------------------------------------------------------------------
S&P COMPOSITE 1500
HEALTH CARE INDEX           -0.68%      -0.36%    0.37%      0.00%        --
--------------------------------------------------------------------------------
S&P 500 INDEX(2)             2.60%       8.64%    1.96%     -0.65%        --
--------------------------------------------------------------------------------
Institutional Class         -5.20%      -0.78%    0.36%     -0.09%      7/17/00
--------------------------------------------------------------------------------
Advisor Class               -5.33%      -1.00%   -0.12%     -1.29%     11/14/00
--------------------------------------------------------------------------------
C Class                                                                11/29/01
  No sales charge*          -5.68%      -1.83%       --     -0.23%
  With sales charge*        -6.62%      -1.83%       --     -0.23%
--------------------------------------------------------------------------------

*   Sales charges include contingent deferred sales charges (CDSCs). C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
3

Life Sciences - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                     2001*      2002      2003       2004       2005       2006
--------------------------------------------------------------------------------
Investor Class       2.62%     -6.60%   -18.63%     24.74%      7.17%     -0.79%
--------------------------------------------------------------------------------
S&P Composite
1500 Health
Care Index          -1.85%     -8.21%    -5.16%     12.59%      4.31%     -0.36%
--------------------------------------------------------------------------------
S&P 500 Index      -12.71%    -13.85%    -8.06%     18.33%      8.24%      8.64%
--------------------------------------------------------------------------------

* From 6/30/00, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Life Sciences - Portfolio Commentary

PORTFOLIO MANAGERS: ARNOLD DOUVILLE AND CHRISTY TURNER

For the six months ended May 31, 2006, Life Sciences returned -5.26%.* The portfolio underperformed its benchmark, the S&P Composite 1500 Health Care
Index, which had a return of -0.68%.

Relative to the index, the fund's pharmaceutical, health care equipment, and health care provider stocks detracted from performance. In contrast, holdings in the biotechnology and life sciences tools industries helped relative results.

CHALLENGING ENVIRONMENT

After starting the reporting period on a positive note, the stock market retreated as concern intensified that the Federal Reserve will increase borrowing costs further than anticipated to control inflation. Investors worried that higher interest rates would take a bite out of consumer spending, corporate profits, and the economy. Indeed, the health care index was down more than 5% in
April and May to finish the six-month reporting period with a slightly negative return. By comparison, the broader Nasdaq stock index was down 7% in April and
May and 2% overall (see the Market Perspective on page 2 for more information about the economic and market environment).

REVERSAL OF FORTUNE

We manage the portfolio for long-term performance by seeking rapidly growing businesses. That reflects our belief that over time, investors will be drawn to stocks with accelerating earnings and revenues. But that long-term focus can sometimes lead to short-term set-backs as market sentiment changes, regardless of underlying business fundamentals.

Two industry-level examples of how this long-term focus worked against us in the last six months are our pharmaceutical and health care provider stakes. We've been underweight in pharmaceuticals because we see limited opportunities in a group that is facing drug safety concerns, as well as earnings pressure likely to result from competition by generics. In our last report to you, we indicated
that our underweight position in pharmaceuticals was our single largest
CONTRIBUTOR to relative performance. Now, six months later, these stocks have rebounded after a long stretch of poor performance to become our largest
DETRACTOR.

Health care providers represent the other end of the spectrum -- these shares comprise our most significant overweight position. But after outsized gains in
2005,

TOP TEN HOLDINGS
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         5/31/06              11/30/05
--------------------------------------------------------------------------------
Wyeth                                     3.9%                  2.9%
--------------------------------------------------------------------------------
Novartis AG ADR                           3.9%                  2.5%
--------------------------------------------------------------------------------
Johnson & Johnson                         3.9%                  5.1%
--------------------------------------------------------------------------------
Baxter International, Inc.                3.7%                  2.0%
--------------------------------------------------------------------------------
Hospira Inc.                              3.4%                  1.0%
--------------------------------------------------------------------------------
Pfizer Inc.                               3.3%                    --
--------------------------------------------------------------------------------
WellPoint Inc.                            3.3%                  3.2%
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                       3.2%                  1.3%
--------------------------------------------------------------------------------
Henry Schein, Inc.                        3.0%                  2.3%
--------------------------------------------------------------------------------
Manor Care, Inc.                          3.0%                    --
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

(continued)

------
5

Life Sciences - Portfolio Commentary

these stocks experienced a reversal of fortune beginning in 2006, with the health care providers in the index down more than 9% for the six months.

Despite poor performance overall, this position was home to our largest single contributor to both relative and absolute performance -- UnitedHealth Group Inc.
This diversified health-benefits firm reported the addition of several million new customers during the period along with earnings growth in every business segment. We realized significant gains before selling the position in March.

BIOTECH BENEFITS

Biotechnology firms were among the largest contributors to performance compared with our benchmark. We were significantly overweight in this industry, and added value through stock selection. Some of our largest contributors were overweight positions in Digene and Gilead Sciences. Digene's growth is being powered by the only federally approved diagnostic test for cancer-causing types of the human
Papilloma virus.

Gilead Sciences' HIV treatments marked their ninth consecutive quarter of sales growth during the period, helping the company to nearly triple its income.
Gilead has also benefited from rising sales of Tamiflu, the only existing antiviral treatment for avian flu. Gilead Sciences invented Tamiflu and receives royalties from distributor Roche Holding.

OUR COMMITMENT

Life Sciences is intended for long-term equity investors who want the potential to outperform the market by targeting their investments at fast-growing life sciences companies of all sizes. It's important to remember, however, that the fund is narrowly focused on a single sector of the market, so it's likely best used as a small slice of a larger portfolio, rather than as a core holding.

We target companies experiencing accelerating fundamental growth and improving share price momentum. We believe that this strategy will be rewarded over time and provide relative outperformance to our shareholders.

TOP FIVE INDUSTRIES
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/06              11/30/05
--------------------------------------------------------------------------------
Health Care Providers
& Services                                  41.0%                 31.7%
--------------------------------------------------------------------------------
Pharmaceuticals                             26.0%                 25.0%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                  16.2%                 21.8%
--------------------------------------------------------------------------------
Biotechnology                                7.3%                 13.6%
--------------------------------------------------------------------------------
Life Sciences Tools
& Services                                   5.3%                    --
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/06              11/30/05
--------------------------------------------------------------------------------
Domestic
Common Stocks                               77.6%                 86.0%
--------------------------------------------------------------------------------
Foreign
Common Stocks(1)                            19.5%                 11.1%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                         97.1%                 97.1%
--------------------------------------------------------------------------------
Temporary
Cash Investments                             1.1%                  3.5%
--------------------------------------------------------------------------------
Other Assets & Liabilities                   1.8%             (0.6)%(2)
--------------------------------------------------------------------------------

(1) Includes depositary receipts, dual listed securities and foreign ordinary shares.

(2) Includes collateral received for securities lending and other assets and liabilities.

------
6

Life Sciences - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.1%
BIOTECHNOLOGY - 7.3%
--------------------------------------------------------------------------------
  52,500    Amgen Inc.(1)                                       $    3,548,475
--------------------------------------------------------------------------------
  21,169    Bioenvision, Inc.(1)                                       122,357
--------------------------------------------------------------------------------
  50,000    Cephalon, Inc.(1)                                        2,986,000
--------------------------------------------------------------------------------
  50,000    Gilead Sciences, Inc.(1)                                 2,866,500
--------------------------------------------------------------------------------
                                                                     9,523,332
--------------------------------------------------------------------------------
CHEMICALS - 1.3%
--------------------------------------------------------------------------------
  25,000    Sigma-Aldrich Corp.                                      1,735,500
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 16.2%
--------------------------------------------------------------------------------
  46,300    Bard (C.R.), Inc.                                        3,426,663
--------------------------------------------------------------------------------
 130,000    Baxter International, Inc.                               4,901,000
--------------------------------------------------------------------------------
  29,870    Beckman Coulter, Inc.                                    1,651,811
--------------------------------------------------------------------------------
  42,710    Biomet Inc.                                              1,503,819
--------------------------------------------------------------------------------
  60,000    Dentsply International Inc.                              3,588,000
--------------------------------------------------------------------------------
 100,000    Hospira Inc.(1)                                          4,481,000
--------------------------------------------------------------------------------
  38,000    Stryker Corp.                                            1,668,200
--------------------------------------------------------------------------------
                                                                    21,220,493
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 41.0%
--------------------------------------------------------------------------------
  44,000    Cardinal Health, Inc.                                    2,944,040
--------------------------------------------------------------------------------
  76,200    Caremark Rx Inc.(1)                                      3,655,314
--------------------------------------------------------------------------------
  62,500    Chemed Corp.                                             3,365,625
--------------------------------------------------------------------------------
  36,800    CIGNA Corp.                                              3,412,832
--------------------------------------------------------------------------------
  66,500    DaVita Inc.(1)                                           3,521,840
--------------------------------------------------------------------------------
  23,500    Fresenius Medical Care AG ORD                            2,631,751
--------------------------------------------------------------------------------
  85,000    Henry Schein, Inc.(1)                                    3,917,650
--------------------------------------------------------------------------------
  89,000    Lincare Holdings Inc.(1)                                 3,319,700
--------------------------------------------------------------------------------
  83,500    Manor Care, Inc.                                         3,877,740
--------------------------------------------------------------------------------
  67,000    Medco Health Solutions Inc.(1)                           3,611,300
--------------------------------------------------------------------------------
  63,000    Omnicare, Inc.                                           2,920,680
--------------------------------------------------------------------------------
  56,000    Owens & Minor Inc.                                       1,663,200
--------------------------------------------------------------------------------
  48,000    Patterson Companies, Inc.(1)                             1,644,000
--------------------------------------------------------------------------------
  38,000    Pediatrix Medical Group, Inc.(1)                         1,755,220
--------------------------------------------------------------------------------
  98,000    PSS World Medical Inc.(1)                                1,740,480
--------------------------------------------------------------------------------
  66,000    Quest Diagnostics Inc.                                   3,678,840
--------------------------------------------------------------------------------
 208,500    Sun Healthcare Group, Inc.(1)                            1,711,785
--------------------------------------------------------------------------------
  60,000    WellPoint Inc.(1)                                        4,294,800
--------------------------------------------------------------------------------
                                                                    53,666,797
--------------------------------------------------------------------------------
Shares/Principal Amount                                             Value
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 5.3%
--------------------------------------------------------------------------------
  35,000    Icon plc ADR(1)                                       $  1,860,250
--------------------------------------------------------------------------------
  98,680    QIAGEN N.V.(1)                                           1,406,190
--------------------------------------------------------------------------------
 100,000    Thermo Electron Corp.(1)                                 3,674,000
--------------------------------------------------------------------------------
                                                                     6,940,440
--------------------------------------------------------------------------------
PHARMACEUTICALS - 26.0%
--------------------------------------------------------------------------------
 120,000    GlaxoSmithKline plc ORD                                  3,319,877
--------------------------------------------------------------------------------
  84,000    Johnson & Johnson                                        5,058,480
--------------------------------------------------------------------------------
  91,250    Novartis AG ADR                                          5,062,550
--------------------------------------------------------------------------------
 183,000    Pfizer Inc.                                              4,329,780
--------------------------------------------------------------------------------
  23,200    Roche Holding AG ORD                                     3,610,073
--------------------------------------------------------------------------------
  77,000    Shire plc ADR                                            3,402,630
--------------------------------------------------------------------------------
 115,000    Teva Pharmaceutical
            Industries Ltd. ADR                                      4,187,150
--------------------------------------------------------------------------------
 112,000    Wyeth                                                    5,122,880
--------------------------------------------------------------------------------
                                                                    34,093,420
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $123,760,218)                                                127,179,982
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.1%
$1,400,000  FNMA Discount Notes,
            4.90%, 6/1/06(2)
(Cost $1,399,809)                                                    1,400,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 98.2%
(Cost $125,160,027)                                                128,579,982
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES - 1.8%                                               2,343,370
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                       $  130,923,352
================================================================================

See Notes to Financial Statements.

(continued)

------
7

Life Sciences - Schedule of Investments

MAY 31, 2006 (UNAUDITED)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
  Contracts to Sell      Settlement Date       Value     Unrealized Gain (Loss)
-------------------------------------------------------------------------------
2,155,280 CHF for USD       6/30/06        $ 1,773,331      $ (10,097)
-------------------------------------------------------------------------------
  599,317 Euro for USD      6/30/06            769,181         (4,381)
-------------------------------------------------------------------------------
  438,795 Euro for USD      6/30/06            563,162         (2,940)
-------------------------------------------------------------------------------
  886,800 GBP for USD       6/30/06          1,658,380        (11,787)
-------------------------------------------------------------------------------
                                           $ 4,764,054      $ (29,205)
                                      =========================================

(Value on Settlement Date $ 4,734,849)

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
ORD = Foreign Ordinary Share
FNMA = Federal National Mortgage Association
USD = United States Dollar
(1)  Non-income producing.
(2)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
8

Technology - Performance

TOTAL RETURNS AS OF MAY 31, 2006

                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE        INCEPTION
                  6 MONTHS(1)    1 YEAR     5 YEARS    INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS       5.00%       21.47%     -3.49%     -13.92%         6/30/00
--------------------------------------------------------------------------------
S&P COMPOSITE
1500 TECHNOLOGY
INDEX               -5.47%        2.77%     -3.07%     -13.19%           --
--------------------------------------------------------------------------------
S&P 500 INDEX(2)     2.60%        8.64%      1.96%      -0.65%           --
--------------------------------------------------------------------------------
Institutional
Class                5.14%       21.70%     -3.24%     -15.30%         7/14/00
--------------------------------------------------------------------------------
Advisor Class        4.92%       21.18%     -3.74%     -14.16%         6/30/00
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
9

Technology - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                     2001*      2002      2003       2004       2005       2006
--------------------------------------------------------------------------------
Investor Class     -50.80%    -30.49%   -10.64%     19.44%     -7.12%     21.47%
--------------------------------------------------------------------------------
S&P Composite
1500 Technology
Index              -49.39%    -27.13%    -7.11%     22.54%      0.36%      2.77%
--------------------------------------------------------------------------------
S&P 500 Index      -12.71%    -13.85%    -8.06%     18.33%      8.24%      8.64%
--------------------------------------------------------------------------------

* From 6/30/00, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
10

Technology - Portfolio Commentary

PORTFOLIO MANAGERS: HAROLD BRADLEY AND TOM TELFORD

Technology performed well relative to its benchmark and competition during the six months ended May 31, 2006. The portfolio returned 5.00%*, while the benchmark--the S&P Composite 1500 Technology Index--returned -5.47%. The average return of the 298 science and technology funds tracked by Lipper Inc. was
-0.59%.**

What's more, Technology's performance for the 12 months ended in May was even better, with a return of 21.47%, compared with 2.77% for the benchmark and 9.84%
for the Lipper category average of 292 funds. You can see additional performance comparisons on the previous page.

SOLID GROWTH, STOCKS MIXED

Though the economy fared surprisingly well during the period, stocks finished on a down note amid worry that interest rates and inflation might run higher than investors expected (see the Market Perspective on page 2).

Against this market backdrop, one of the key reasons for Technology's strong performance relative to its benchmark was our stock selection among software firms, semiconductor and semiconductor equipment makers, and electronic equipment companies. However, the fund's relative return would have been even better but for some of our choices among information technology (IT) services companies.

SOFTWARE AND SEMICONDUCTORS HELP

The software and semiconductor industries were leading contributors to portfolio performance. For example, the portfolio's software stocks returned 22%, while those in the benchmark DECLINED 11%. Microsoft is a good place to start--it is far and away the largest stock in the index, but we avoided it. The shares fell
18% under the weight of slower-than-expected earnings growth, increased spending, lower revenues and margins, and new product delays.

It's a similar story in semiconductor shares, where we had no exposure to Intel, which lost almost a third of its value (-32%). The world's leading chip maker is struggling with loss of market share to rival Advanced Micro Devices, a firm in which we were overweight and that enjoyed a good six months (up 18%).

Communications-related chip makers made up another area of strength. Overweight positions in Anadigics, Broadcom, and Mindspeed contributed significantly to the portfolio's return on both a relative and absolute basis.

TOP TEN HOLDINGS
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         5/31/06              11/30/05
--------------------------------------------------------------------------------
Anadigics, Inc.                           3.5%                  0.9%
--------------------------------------------------------------------------------
NII Holdings, Inc. CI B                   2.7%                  3.2%
--------------------------------------------------------------------------------
Sirenza Microdevices, Inc.                2.6%                    --
--------------------------------------------------------------------------------
Alliance Data
Systems Corp.                             2.5%                    --
--------------------------------------------------------------------------------
Orbital Sciences Corp.                    2.4%                    --
--------------------------------------------------------------------------------
Xyratex Ltd.                              2.2%                    --
--------------------------------------------------------------------------------
High Tech Computer
Corp. ORD                                 2.1%                    --
--------------------------------------------------------------------------------
Daktronics Inc.                           2.1%                    --
--------------------------------------------------------------------------------
Citrix Systems, Inc.                      2.0%                    --
--------------------------------------------------------------------------------
VistaPrint Ltd.                           2.0%                  1.4%
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary are for Investor Class shares.
  Total returns for periods less than one year are not annualized.

**The average returns of the 230 science and technology funds tracked by Lipper
  Inc. was -4.40% for the five-year period ended May 31, 2006. Performance data is total return, and is preliminary and subject to revision.

(continued)

------
11

Technology - Portfolio Commentary

MANUFACTURING PERFORMANCE

Electronic equipment manufacturers were among the largest contributors to performance on an absolute and relative basis. We were significantly overweight in this industry and also made some good stock choices. The portfolio's stocks in this segment returned 33%, while those in the benchmark returned 9%.

Some of our largest contributors in this space included Plexus, an electronic manufacturing services company, and TTM Technologies, a printed circuit board maker. We also got a significant contribution from Sirenza Microdevices, a maker of electronic components for wireless and wireline communications equipment.
These companies posted better-than-expected revenues and earnings growth and provided positive outlooks for the year.

IT SERVICES DETRACTS

The single tech industry to detract from performance relative to our benchmark was IT services, where we were hurt by our stock selection. Our biggest detractor here was Sapient Corporation, a technology consulting firm. Sapient performed well through the end of April, before falling after warning of a revenue shortfall related to a recent acquisition.

COMMITMENT TO GROWTH PHILOSOPHY

We remain committed to pursuing attractive investment opportunities for the portfolio, targeting technology firms with accelerating earnings and revenue growth rates and positive share price momentum. We think the portfolio's strong showing relative to its peers and benchmark demonstrate how well this approach can work over time, and we think that Technology can be a good choice for investors interested in an aggressive, concentrated sector fund for a small slice of their overall portfolio.

We think we have the opportunity to pursue that process in a favorable environment because we're seeing a variety of data that suggest we are entering a period that may favor select technology shares. That's because corporations have been sitting on record levels of cash and are now beginning to invest in technology again in order to maintain earnings and productivity growth.

TOP FIVE INDUSTRIES
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         5/31/06              11/30/05
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                            16.6%                  7.0%
--------------------------------------------------------------------------------
Semiconductors &
Semiconductor Equipment                  14.2%                 17.3%
--------------------------------------------------------------------------------
Internet Software
& Services                               10.1%                 14.1%
--------------------------------------------------------------------------------
Software                                  9.1%                 11.6%
--------------------------------------------------------------------------------
Computers & Peripherals                   8.5%                 13.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         5/31/06              11/30/05
--------------------------------------------------------------------------------
Domestic
Common Stocks                            76.4%                 79.6%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                 22.3%                 20.6%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      98.7%                100.2%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          0.7%                  0.3%
--------------------------------------------------------------------------------
Other Assets & Liabilities                0.6%             (0.5)%(2)
--------------------------------------------------------------------------------

(1) Includes depositary receipts, dual listed securities and foreign ordinary shares.

(2) Includes collateral received for securities lending and other assets and liabilities.

------
12

Technology - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 7.2%
--------------------------------------------------------------------------------
   109,563    BE Aerospace, Inc.(1)                               $  2,429,012
--------------------------------------------------------------------------------
    38,462    HEICO Corp.                                            1,178,861
--------------------------------------------------------------------------------
    44,376    HEICO Corp. Cl A                                       1,195,046
--------------------------------------------------------------------------------
   224,653    Orbital Sciences Corp.(1)                              3,367,547
--------------------------------------------------------------------------------
    33,607    United Technologies Corp.                              2,101,110
--------------------------------------------------------------------------------
                                                                    10,271,576
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
--------------------------------------------------------------------------------
    52,200    American Reprographics Co.(1)                          1,809,774
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 7.8%
--------------------------------------------------------------------------------
    56,639    CSR plc ORD(1)                                         1,533,074
--------------------------------------------------------------------------------
   434,000    Foxconn International
              Holdings Ltd. ORD(1)                                   1,178,275
--------------------------------------------------------------------------------
 2,722,000    Microelectronics
              Technology ORD(1)                                      1,184,892
--------------------------------------------------------------------------------
   100,772    Netgear, Inc.(1)                                       2,359,073
--------------------------------------------------------------------------------
    61,572    Sierra Wireless(1)                                     1,040,567
--------------------------------------------------------------------------------
   329,998    Sirenza Microdevices, Inc.(1)                          3,768,577
--------------------------------------------------------------------------------
                                                                    11,064,458
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 8.5%
--------------------------------------------------------------------------------
   103,000    High Tech Computer Corp. ORD                           3,027,232
--------------------------------------------------------------------------------
 1,068,000    Ichia Technologies Inc. ORD                            1,460,651
--------------------------------------------------------------------------------
    39,085    Lexmark
              International, Inc. Cl A(1)                            2,237,616
--------------------------------------------------------------------------------
   179,000    Toshiba Corp. ORD                                      1,206,814
--------------------------------------------------------------------------------
    79,590    Transact Technologies Inc.(1)                          1,056,159
--------------------------------------------------------------------------------
   115,151    Xyratex Ltd.(1)                                        3,095,260
--------------------------------------------------------------------------------
                                                                    12,083,732
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 7.2%
--------------------------------------------------------------------------------
   182,573    Broadwing Corp.(1)                                     2,081,332
--------------------------------------------------------------------------------
 1,048,395    Covad Communications
              Group, Inc.(1)                                         2,180,662
--------------------------------------------------------------------------------
   480,004    Level 3 Communications, Inc.(1)                        2,385,619
--------------------------------------------------------------------------------
       419    Nippon Telegraph &
              Telephone Corp. ORD                                    2,070,698
--------------------------------------------------------------------------------
   122,135    Vonage Holdings Corp.(1)                               1,468,063
--------------------------------------------------------------------------------
                                                                    10,186,374
--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 16.6%
--------------------------------------------------------------------------------
    40,550    Amphenol Corp. Cl A                                 $  2,252,553
--------------------------------------------------------------------------------
    61,818    Daktronics Inc.                                        2,944,391
--------------------------------------------------------------------------------
    36,000    Hioki E.E. Corp. ORD                                   1,433,614
--------------------------------------------------------------------------------
   105,500    Innotech Corp. ORD                                     1,179,774
--------------------------------------------------------------------------------
    37,042    Itron Inc.(1)                                          2,215,112
--------------------------------------------------------------------------------
   218,707    Kemet Corp.(1)                                         2,090,839
--------------------------------------------------------------------------------
    65,931    Littelfuse, Inc.(1)                                    2,309,563
--------------------------------------------------------------------------------
    58,116    Plexus Corp.(1)                                        2,285,702
--------------------------------------------------------------------------------
   420,519    Sanmina-SCI Corp.(1)                                   1,976,439
--------------------------------------------------------------------------------
   111,000    Star Micronics Co. Ltd. ORD                            2,200,177
--------------------------------------------------------------------------------
   191,407    TTM Technologies, Inc.(1)                              2,796,456
--------------------------------------------------------------------------------
                                                                    23,684,620
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 3.4%
--------------------------------------------------------------------------------
    65,408    Priceline.com Inc.(1)                                  2,034,189
--------------------------------------------------------------------------------
    89,439    VistaPrint Ltd.(1)                                     2,832,533
--------------------------------------------------------------------------------
                                                                     4,866,722
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 10.1%
--------------------------------------------------------------------------------
    79,017    Akamai Technologies, Inc.(1)                           2,472,442
--------------------------------------------------------------------------------
    26,483    Baidu.com ADR(1)                                       2,060,907
--------------------------------------------------------------------------------
 1,076,713    Internap Network Services Corp.(1)                     1,248,987
--------------------------------------------------------------------------------
   486,101    Opera Software ASA ORD(1)                              2,077,252
--------------------------------------------------------------------------------
   962,775    SAVVIS, Inc.(1)                                        1,810,017
--------------------------------------------------------------------------------
    88,218    TheStreet.com, Inc.                                    1,045,383
--------------------------------------------------------------------------------
    59,310    Travelzoo Inc.(1)                                      1,766,252
--------------------------------------------------------------------------------
   209,261    webMethods, Inc.(1)                                    1,889,627
--------------------------------------------------------------------------------
                                                                    14,370,867
--------------------------------------------------------------------------------
IT SERVICES - 4.2%
--------------------------------------------------------------------------------
    66,019    Alliance Data Systems Corp.(1)                         3,503,629
--------------------------------------------------------------------------------
    30,029    Devoteam SA ORD                                        1,000,185
--------------------------------------------------------------------------------
   430,711    Emblaze Ltd. ORD(1)                                    1,159,384
--------------------------------------------------------------------------------
    11,302    Forrester Research Inc.(1)                               289,444
--------------------------------------------------------------------------------
                                                                     5,952,642
--------------------------------------------------------------------------------
MEDIA - 4.8%
--------------------------------------------------------------------------------
    70,351    Comcast Corporation Cl A(1)                            2,260,378
--------------------------------------------------------------------------------
    74,637    Disney (Walt) Co.                                      2,276,429
--------------------------------------------------------------------------------
   112,617    News Corp. Cl B                                        2,248,961
--------------------------------------------------------------------------------
                                                                     6,785,768
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
13

Technology - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
SEMICONDUCTORS &  SEMICONDUCTOR EQUIPMENT - 14.2%
--------------------------------------------------------------------------------
   576,763    Anadigics, Inc.(1)                                  $  4,925,557
--------------------------------------------------------------------------------
 1,248,000    Chartered Semiconductor
              Manufacturing Ltd. ORD(1)                              1,192,344
--------------------------------------------------------------------------------
    27,356    Cymer, Inc.(1)                                         1,269,045
--------------------------------------------------------------------------------
    36,556    FormFactor, Inc.(1)                                    1,416,179
--------------------------------------------------------------------------------
    44,385    International Rectifier Corp.(1)                       1,977,352
--------------------------------------------------------------------------------
   116,313    Jenoptik AG ORD(1)                                     1,062,390
--------------------------------------------------------------------------------
   162,624    Kontron AG ORD(1)                                      1,833,299
--------------------------------------------------------------------------------
    64,224    Melexis N.V. ORD                                       1,077,791
--------------------------------------------------------------------------------
    60,076    MEMC Electronic Materials Inc.(1)                      2,103,862
--------------------------------------------------------------------------------
    52,442    Nextest Systems Corp.(1)                                 941,334
--------------------------------------------------------------------------------
    50,838    Supertex Inc.(1)                                       2,061,989
--------------------------------------------------------------------------------
    66,500    Towa Corp. ORD(1)                                        466,275
--------------------------------------------------------------------------------
                                                                    20,327,417
--------------------------------------------------------------------------------
SOFTWARE - 9.1%
--------------------------------------------------------------------------------
    76,604    Citrix Systems, Inc.(1)                                2,878,779
--------------------------------------------------------------------------------
    53,230    Kronos Inc.(1)                                         2,129,200
--------------------------------------------------------------------------------
   175,506    Mentor Graphics Corp.(1)                               2,206,110
--------------------------------------------------------------------------------
    66,708    Protect Data AB ORD                                    1,033,646
--------------------------------------------------------------------------------
   175,857    Smith Micro Software Inc.(1)                           2,391,655
--------------------------------------------------------------------------------
    59,007    Transaction Systems
              Architects, Inc.(1)                                    2,304,813
--------------------------------------------------------------------------------
                                                                    12,944,203
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 4.3%
--------------------------------------------------------------------------------
 2,570,000    China Unicom Limited ORD                               2,331,373
--------------------------------------------------------------------------------
    70,140    NII Holdings, Inc. Cl B(1)                             3,819,824
--------------------------------------------------------------------------------
                                                                     6,151,197
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $125,376,229)                                                140,499,350
--------------------------------------------------------------------------------
                                                                    Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.7%
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley  Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.25%, 8/15/22, valued at $1,018,808 ), in a joint trading account at 4.87%, dated 5/31/06, due 6/1/06
(Delivery value $1,000,135)
(Cost $1,000,000)                                                   $1,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 99.4%
(Cost $126,376,229)                                                141,499,350
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES - 0.6%                                                 905,239
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                       $  142,404,589
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of the fair valued securities as of May 31, 2006, was $18,932,123, which represented 13.3% of total net assets.

See Notes to Financial Statements.

------
14

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
15

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                 EXPENSES PAID
                    BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                   ACCOUNT VALUE  ACCOUNT VALUE    12/1/05 -      EXPENSE
                      12/1/05        5/31/06         5/31/06       RATIO*
--------------------------------------------------------------------------------
LIFE SCIENCES SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
 Investor Class       $1,000         $947.40          $7.28        1.50%
--------------------------------------------------------------------------------
 Institutional
 Class                $1,000         $948.00          $6.31        1.30%
--------------------------------------------------------------------------------
 Advisor Class        $1,000         $946.70          $8.49        1.75%
--------------------------------------------------------------------------------
 C Class              $1,000         $943.20         $12.11        2.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
 Investor Class       $1,000       $1,017.45          $7.54        1.50%
--------------------------------------------------------------------------------
 Institutional
 Class                $1,000       $1,018.45          $6.54        1.30%
--------------------------------------------------------------------------------
 Advisor Class        $1,000       $1,016.21          $8.80        1.75%
--------------------------------------------------------------------------------
 C Class              $1,000       $1,012.47         $12.54        2.50%
--------------------------------------------------------------------------------
TECHNOLOGY SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
 Investor Class       $1,000       $1,050.00          $7.67        1.50%
--------------------------------------------------------------------------------
 Institutional
 Class                $1,000       $1,051.40          $6.65        1.30%
--------------------------------------------------------------------------------
 Advisor Class        $1,000       $1,049.20          $8.94        1.75%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
 Investor Class       $1,000       $1,017.45          $7.54        1.50%
--------------------------------------------------------------------------------
 Institutional
 Class                $1,000       $1,018.45          $6.54        1.30%
--------------------------------------------------------------------------------
 Advisor Class        $1,000       $1,016.21          $8.80        1.75%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value  over the period, multiplied by
182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the  one-half year period.

------
16

Statement of Assets and Liabilities

MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   LIFE SCIENCES    TECHNOLOGY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities,
at value (cost of $125,160,027
and $126,376,229, respectively)                     $128,579,982   $141,499,350
-----------------------------------------
Foreign currency holdings,
at value (cost of $- and
$1,166,512, respectively)                                     --      1,170,153
-----------------------------------------
Receivable for investments sold                        4,932,384      7,746,216
-----------------------------------------
Receivable for capital shares sold                           260          3,177
-----------------------------------------
Dividends and interest receivable                        157,425          1,394
--------------------------------------------------------------------------------
                                                     133,670,051    150,420,290
--------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------
Disbursements in excess
of demand deposit cash                                 2,095,824         10,385
-----------------------------------------
Payable for investments purchased                        447,336      7,811,762
-----------------------------------------
Payable for forward foreign
currency exchange contracts                               29,205             --
-----------------------------------------
Accrued management fees                                  174,217        193,500
-----------------------------------------
Distribution fees payable                                     71             27
-----------------------------------------
Service fees payable                                          46             27
--------------------------------------------------------------------------------
                                                       2,746,699      8,015,701
--------------------------------------------------------------------------------
NET ASSETS                                          $130,923,352   $142,404,589
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)             $142,274,538   $347,214,110
-----------------------------------------
Accumulated net investment loss                        (554,172)      (816,640)
-----------------------------------------
Accumulated net realized loss on
investment and foreign
currency transactions                               (14,188,350)  (219,126,299)
-----------------------------------------
Net unrealized appreciation on
investments and translation of
assets and liabilities in
foreign currencies                                     3,391,336     15,133,418
--------------------------------------------------------------------------------
                                                    $130,923,352   $142,404,589
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                          $127,720,059   $136,096,712
-----------------------------------------
Shares outstanding                                    25,334,607      6,611,981
-----------------------------------------
Net asset value per share                                  $5.04         $20.58
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                            $2,999,993     $6,182,275
-----------------------------------------
Shares outstanding                                       587,778        296,462
-----------------------------------------
Net asset value per share                                  $5.10         $20.85
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                              $163,511       $125,602
-----------------------------------------
Shares outstanding                                        32,908          6,206
-----------------------------------------
Net asset value per share                                  $4.97         $20.24
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                               $39,789            N/A
-----------------------------------------
Shares outstanding                                         8,255            N/A
-----------------------------------------
Net asset value per share                                  $4.82            N/A
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
17

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   LIFE SCIENCES  TECHNOLOGY
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------
Dividends (net of foreign taxes
withheld of $25,037 and
$7,138, respectively)                             $     477,520   $    103,248
-----------------------------------------
Interest                                                 96,115         39,995
-----------------------------------------
Securities lending                                       15,489         44,297
--------------------------------------------------------------------------------
                                                        589,124        187,540
--------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------
Management fees                                       1,144,578      1,149,129
-----------------------------------------
Distribution fees:
-----------------------------------------
    Advisor Class                                           184            155
-----------------------------------------
    C Class                                                 419             --
-----------------------------------------
Service fees:
-----------------------------------------
    Advisor Class                                           184            155
-----------------------------------------
    C Class                                                 140             --
-----------------------------------------
Directors' fees and expenses                              1,192          1,156
-----------------------------------------
Other expenses                                              294          1,716
--------------------------------------------------------------------------------
                                                      1,146,991      1,152,311
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          (557,867)      (964,771)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-----------------------------------------
Investment transactions                               7,760,732     16,096,603
-----------------------------------------
Foreign currency transactions                         (141,729)          6,741
--------------------------------------------------------------------------------
                                                      7,619,003     16,103,344
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
-----------------------------------------
Investments                                        (14,283,948)    (7,707,229)
-----------------------------------------
Translation of assets and liabilities
in foreign currencies                                  (23,438)          6,582
--------------------------------------------------------------------------------
                                                   (14,307,386)    (7,700,647)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (6,688,383)      8,402,697
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $  (7,246,250)   $  7,437,926
================================================================================

See Notes to Financial Statements.

------
18

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                             LIFE SCIENCES                   TECHNOLOGY
--------------------------------------------------------------------------------
INCREASE
(DECREASE)
IN NET ASSETS           2006            2005           2006            2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment
income (loss)    $    (557,867)  $  (1,292,103)  $    (964,771)  $  (1,506,117)
-----------------
Net realized
gain (loss)           7,619,003      19,658,533      16,103,344      15,621,008
-----------------
Change in net
unrealized
appreciation
(depreciation)     (14,307,386)       1,571,061     (7,700,647)     (5,241,394)
--------------------------------------------------------------------------------
Net increase
(decrease) in
net assets
resulting from
operations          (7,246,250)      19,937,491       7,437,926       8,873,497
--------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS
--------------------------------------------------------------------------------
Net increase
(decrease) in
net assets from
capital share
transactions       (21,887,719)    (19,052,124)     (8,950,257)    (39,826,142)
--------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN
NET ASSETS         (29,133,969)         885,367     (1,512,331)    (30,952,645)
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning
of period           160,057,321     159,171,954     143,916,920     174,869,565
--------------------------------------------------------------------------------
End of period      $130,923,352    $160,057,321    $142,404,589    $143,916,920
================================================================================
Accumulated
undistributed
net investment
income (loss)        $(554,172)          $3,695      $(816,640)        $(9,649)
================================================================================

See Notes to Financial Statements.

------
19

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Life Sciences Fund (Life Sciences) and
Technology Fund (Technology) (collectively, the funds) are two funds in a series issued by the corporation. The funds are non-diversified under the 1940 Act. The funds' investment objectives are to seek capital growth. Life Sciences and
Technology pursue their objectives by investing primarily in stocks of growing companies in the life sciences and in the technology and
telecommunications-related sectors, respectively. Life Sciences invests at least
80% of its assets in companies that engage in the business of providing products and services that help promote health and wellness. Technology invests at least
80% of its assets in companies primarily engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Life Sciences is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. Technology is authorized to issue the Investor Class, the Institutional Class and the Advisor Class. The
C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.

If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective

(continued)

------
20

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
21

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM for Technology and ACGIM for Life Sciences (the investment advisor, respectively), under which the investment advisor provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by the investment advisor. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the funds, as applicable, is as follows:

--------------------------------------------------------------------------------
                         INVESTOR & C       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million         1.50%               1.30%               1.25%
--------------------------------------------------------------------------------
Next $250 million          1.40%               1.20%               1.15%
--------------------------------------------------------------------------------
Next $250 million          1.30%               1.10%               1.05%
--------------------------------------------------------------------------------
Over $750 million          1.20%               1.00%               0.95%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the funds for the six months ended May 31, 2006, was 1.50%, 1.30%, 1.25% and 1.50% for the Investor
Class, Institutional Class, Advisor Class and C Class, respectively, as applicable.

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of Life Sciences. The subadvisor makes investment decisions for the cash portion of Life Sciences in accordance with Life Sciences' investment objectives, policies, and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of Life Sciences.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------
                    ADVISOR     C
--------------------------------------
Distribution Fee     0.25%    0.75%
--------------------------------------
Service Fee          0.25%    0.25%
--------------------------------------

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended May 31, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM or ACGIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

(continued)

------
22

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2006 were as follows:
--------------------------------------------------------------------------------
                                              LIFE SCIENCES   TECHNOLOGY
--------------------------------------------------------------------------------
Purchases                                     $127,632,295   $287,560,618
--------------------------------------------------------------------------------
Proceeds from sales                           $151,254,807   $299,613,762
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

---------------------------------------------------------------------------------------
                               LIFE SCIENCES                        TECHNOLOGY
---------------------------------------------------------------------------------------
                         SHARES           AMOUNT            SHARES           AMOUNT
---------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------
SIX MONTHS
ENDED MAY 31, 2006
SHARES AUTHORIZED     100,000,000                        100,000,000
=======================================================================================
Sold                    1,406,983     $   7,579,207        1,195,777       $25,802,965
--------------------
Redeemed              (5,376,035)      (28,618,401)      (1,607,344)      (34,507,545)
---------------------------------------------------------------------------------------
Net increase
(decrease)            (3,969,052)     $(21,039,194)        (411,567)      $(8,704,580)
=======================================================================================
YEAR ENDED
NOVEMBER 30, 2005
SHARES AUTHORIZED     200,000,000                        100,000,000
=======================================================================================
Sold                    4,196,619      $ 21,419,017        1,411,513      $ 24,884,730
--------------------
Redeemed              (8,025,134)      (40,548,888)      (3,563,309)      (62,608,154)
---------------------------------------------------------------------------------------
Net increase
(decrease)            (3,828,515)     $(19,129,871)      (2,151,796)     $(37,723,424)
=======================================================================================
INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------
SIX MONTHS
ENDED MAY 31, 2006
SHARES AUTHORIZED       5,000,000                          5,000,000
=======================================================================================
Sold                       86,387        $  476,854           49,588        $1,082,773
--------------------
Redeemed                (233,656)       (1,273,463)         (60,451)       (1,340,062)
---------------------------------------------------------------------------------------
Net increase
(decrease)              (147,269)       $ (796,609)         (10,863)       $ (257,289)
=======================================================================================
YEAR ENDED
NOVEMBER 30, 2005
SHARES AUTHORIZED       5,000,000                          5,000,000
=======================================================================================
Sold                      318,444        $1,631,228           94,495       $ 1,626,558
--------------------
Redeemed                (324,251)       (1,671,951)        (211,751)       (3,751,881)
---------------------------------------------------------------------------------------
Net increase
(decrease)                (5,807)      $   (40,723)        (117,256)      $(2,125,323)
=======================================================================================

(continued)

------
23

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows:
--------------------------------------------------------------------------------
                              LIFE SCIENCES                        TECHNOLOGY
---------------------------------------------------------------------------------------
                         SHARES           AMOUNT            SHARES           AMOUNT
---------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------
SIX MONTHS
ENDED MAY 31, 2006
SHARES AUTHORIZED       5,000,000                          5,000,000
=======================================================================================
Sold                       14,488           $76,720            1,067           $22,028
--------------------
Redeemed                 (13,519)          (71,588)            (495)          (10,416)
---------------------------------------------------------------------------------------
Net increase
(decrease)                    969          $  5,132              572           $11,612
=======================================================================================
YEAR ENDED
NOVEMBER 30, 2005
SHARES AUTHORIZED       5,000,000                          5,000,000
=======================================================================================
Sold                       29,699          $152,255            2,153           $37,808
--------------------
Redeemed                 (20,737)         (106,285)            (876)          (15,203)
---------------------------------------------------------------------------------------
Net increase
(decrease)                  8,962         $  45,970            1,277           $22,605
=======================================================================================
C CLASS
---------------------------------------------------------------------------------------
SIX MONTHS
ENDED MAY 31, 2006
SHARES AUTHORIZED       5,000,000                                N/A
=======================================================================================
Sold                        5,799         $  30,130
--------------------
Redeemed                 (17,423)          (87,178)
---------------------------------------------------------------------------------------
Net increase
(decrease)               (11,624)         $(57,048)
=======================================================================================
YEAR ENDED
NOVEMBER 30, 2005
SHARES AUTHORIZED       5,000,000                                N/A
=======================================================================================
Sold                       14,845           $75,016
--------------------
Redeemed                    (527)           (2,516)
---------------------------------------------------------------------------------------
Net increase
(decrease)                 14,318           $72,500
=======================================================================================

(continued)

------
24

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

5. SECURITIES LENDING

As of May 31, 2006, the funds had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. Any deficiencies or excess or collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended May 31, 2006.

7. RISK FACTORS

The funds concentrate their investments in a narrow segment of the total market.
Because of this, the funds may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

(continued)

------
25

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                           LIFE SCIENCES      TECHNOLOGY
--------------------------------------------------------------------------------
Federal tax cost of investments            $125,236,566      $126,484,871
================================================================================
Gross tax appreciation of investments        $8,151,603       $19,593,538
----------------------------------------
Gross tax depreciation of investments       (4,808,187)       (4,579,059)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments                $3,343,416       $15,014,479
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of November 30, 2005:

--------------------------------------------------------------------------------
                                           LIFE SCIENCES      TECHNOLOGY
--------------------------------------------------------------------------------
Accumulated capital losses                 $(21,395,404)   $(234,963,221)
--------------------------------------------------------------------------------
Capital loss deferral                         $(335,409)               --
--------------------------------------------------------------------------------
Currency loss deferral                                --         $(9,649)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                                 2009             2010
--------------------------------------------------------------------------------
Life Sciences                                         --      $21,395,404
--------------------------------------------------------------------------------
Technology                                  $182,228,391      $52,734,830
--------------------------------------------------------------------------------

The capital and currency loss deferrals represent net capital and foreign currency losses incurred in the one-month period ended November 30, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
26

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------------
                                        INVESTOR CLASS
--------------------------------------------------------------------------------------
                       2006(1)       2005       2004       2003       2002       2001
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $5.32      $4.69      $4.36      $3.54      $4.87      $5.28
--------------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(2)       (0.02)     (0.04)     (0.04)     (0.03)     (0.04)     (0.03)
---------------------
  Net Realized and
  Unrealized
  Gain (Loss)            (0.26)       0.67       0.37       0.85     (1.29)     (0.25)
--------------------------------------------------------------------------------------
  Total From
  Investment
  Operations             (0.28)       0.63       0.33       0.82     (1.33)     (0.28)
--------------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Realized Gains             --         --         --         --         --     (0.13)
--------------------------------------------------------------------------------------
Net Asset Value,
End of Period             $5.04      $5.32      $4.69      $4.36      $3.54      $4.87
======================================================================================
  TOTAL RETURN(3)       (5.26)%     13.43%      7.57%     23.16%   (27.31)%    (5.35)%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets     1.50%(4)      1.50%      1.50%      1.50%      1.50%      1.50%
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets           (0.73)%(4)    (0.81)%    (0.85)%    (0.89)%    (0.88)%    (0.61)%
---------------------
Portfolio
Turnover Rate               86%       162%       215%       138%       272%       206%
---------------------
Net Assets,
End of Period
(in thousands)         $127,720   $155,835   $155,530   $160,187   $146,324   $227,341
--------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
27

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------
                                           INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------
                        2006(1)      2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $5.38      $4.74      $4.40      $3.56      $4.89      $5.28
---------------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(2)       (0.01)     (0.03)     (0.03)     (0.03)     (0.03)     (0.02)
---------------------
  Net Realized and
  Unrealized
  Gain (Loss)            (0.27)       0.67       0.37       0.87     (1.30)     (0.24)
---------------------------------------------------------------------------------------
  Total From
  Investment
  Operations             (0.28)       0.64       0.34       0.84     (1.33)     (0.26)
---------------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Realized Gains             --         --         --         --         --     (0.13)
---------------------------------------------------------------------------------------
Net Asset Value,
End of Period             $5.10      $5.38      $4.74      $4.40      $3.56      $4.89
=======================================================================================
  TOTAL RETURN(3)       (5.20)%     13.50%      7.73%     23.60%   (27.20)%    (4.97)%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of
Operating Expenses
to Average
Net Assets             1.30%(4)      1.30%      1.30%      1.30%      1.30%      1.30%
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets           (0.53)%(4)    (0.61)%    (0.65)%    (0.69)%    (0.68)%    (0.41)%
---------------------
Portfolio
Turnover Rate               86%       162%       215%       138%       272%       206%
---------------------
Net Assets,
End of Period
(in thousands)           $3,000     $3,953     $3,510     $4,019     $3,365     $4,348
---------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
28

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------
                                              ADVISOR CLASS
--------------------------------------------------------------------------------------
                        2006(1)       2005       2004       2003       2002       2001
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $5.25      $4.64      $4.33      $3.51      $4.86      $5.28
--------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------
  Net Investment
  Income (Loss)(2)       (0.03)     (0.05)     (0.05)     (0.04)     (0.05)     (0.04)
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)            (0.25)       0.66       0.36       0.86     (1.30)     (0.25)
--------------------------------------------------------------------------------------
  Total From
  Investment
  Operations             (0.28)       0.61       0.31       0.82     (1.35)     (0.29)
--------------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Realized Gains             --         --         --         --         --     (0.13)
--------------------------------------------------------------------------------------
Net Asset Value,
End of Period             $4.97      $5.25      $4.64      $4.33      $3.51      $4.86
======================================================================================
  TOTAL RETURN(3)       (5.33)%     13.15%      7.16%     23.36%   (27.78)%    (5.55)%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets             1.75%(4)      1.75%      1.75%      1.75%      1.75%     1.75%
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets           (0.98)%(4)    (1.06)%    (1.10)%    (1.14)%    (1.13)%   (0.86)%
---------------------
Portfolio
Turnover Rate               86%       162%       215%       138%       272%      206%
---------------------
Net Assets,
End of Period
(in thousands)             $164       $168       $107        $46        $25       $13
--------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

-------
29

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                 C CLASS
------------------------------------------------------------------------------------------
                        2006(1)       2005       2004       2003       2002       2001 (2)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $5.11      $4.56      $4.28      $3.49      $4.87       $4.87
------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------
  Net Investment
  Income (Loss)(3)       (0.04)     (0.09)     (0.08)     (0.07)     (0.08)       --(4)
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)            (0.25)       0.64       0.36       0.86     (1.30)       --(4)
------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations             (0.29)       0.55       0.28       0.79     (1.38)       --(4)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period             $4.82      $5.11      $4.56      $4.28      $3.49       $4.87
==========================================================================================
  TOTAL RETURN(5)       (5.68)%     12.06%      6.54%     22.64%   (28.34)%       0.00%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets             2.50%(6)      2.50%      2.50%      2.50%      2.50%    2.50%(6)
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets           (1.73)%(6)    (1.81)%    (1.85)%    (1.89)%    (1.88)%  (1.46)%(6)
---------------------
Portfolio
Turnover Rate               86%       162%       215%       138%       272%     206%(7)
---------------------
Net Assets,
End of Period
(in thousands)              $40       $102        $25        $10         $6          $3
------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) November 29, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------
30

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------
                                             INVESTOR CLASS
-----------------------------------------------------------------------------------------
                        2006(1)      2005       2004     2003(2)    2002(2)     2001(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period      $19.61     $18.20     $19.58     $14.40     $20.90      $31.90
-----------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------
  Net Investment
  Income (Loss)(3)       (0.14)     (0.19)     (0.24)     (0.19)     (0.20)      (0.20)
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)              1.11       1.60     (1.14)       5.37     (6.30)     (10.80)
-----------------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.97       1.41     (1.38)       5.18     (6.50)     (11.00)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period            $20.58     $19.61     $18.20     $19.58     $14.40      $20.90
=========================================================================================
  TOTAL RETURN(4)         5.00%      7.75%    (7.05)%     35.97%   (31.10)%    (34.48)%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets             1.50%(5)      1.51%      1.50%      1.50%      1.50%       1.50%
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets           (1.26)%(5)    (1.06)%    (1.30)%    (1.25)%    (1.20)%     (0.79)%
---------------------
Portfolio
Turnover Rate              188%       388%       279%       218%       251%        356%
---------------------
Net Assets,
End of Period
(in thousands)         $136,097   $137,710   $166,986   $202,884   $127,767    $173,877
-----------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
31

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------
                                           INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------
                        2006(1)      2005       2004     2003(2)    2002(2)     2001(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period      $19.84     $18.38     $19.74     $14.50     $21.00      $31.90
-----------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------
  Net Investment
  Income (Loss)(3)       (0.12)     (0.15)     (0.20)     (0.16)     (0.20)      (0.20)
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)              1.13       1.61     (1.16)       5.40     (6.30)     (10.70)
-----------------------------------------------------------------------------------------
  Total From
  Investment
  Operations               1.01       1.46     (1.36)       5.24     (6.50)     (10.90)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period            $20.85     $19.84     $18.38     $19.74     $14.50      $21.00
=========================================================================================
  TOTAL RETURN(4)         5.14%      7.94%    (6.89)%     36.14%   (30.95)%    (34.17)%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets             1.30%(5)      1.31%      1.30%      1.30%      1.30%       1.30%
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets           (1.06)%(5)    (0.86)%    (1.10)%    (1.05)%    (1.00)%     (0.59)%
---------------------
Portfolio
Turnover Rate              188%       388%       279%       218%       251%        356%
---------------------
Net Assets,
End of Period
(in thousands)           $6,182     $6,099     $7,805    $10,191     $8,444      $9,198
-----------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value on the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
    The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
32

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------
                                              ADVISOR CLASS
-----------------------------------------------------------------------------------------
                        2006(1)      2005       2004     2003(2)    2002(2)     2001(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period      $19.30     $17.96     $19.37     $14.30     $20.80      $31.90
-----------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------
  Net Investment
  Income (Loss)(3)       (0.16)     (0.24)     (0.27)     (0.20)     (0.20)      (0.20)
---------------------
  Net Realized and
  Unrealized
  Gain (Loss)              1.10       1.58     (1.14)       5.27     (6.30)     (10.90)
-----------------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.94       1.34     (1.41)       5.07     (6.50)     (11.10)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period            $20.24     $19.30     $17.96     $19.37     $14.30      $20.80
=========================================================================================
  TOTAL RETURN(4)         4.92%      7.46%    (7.28)%     35.45%   (31.25)%    (34.80)%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets             1.75%(5)      1.76%      1.75%      1.75%      1.75%       1.75%
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets           (1.51)%(5)    (1.31)%    (1.55)%    (1.50)%    (1.45)%     (1.04)%
---------------------
Portfolio
Turnover Rate              188%       388%       279%       218%       251%        356%
---------------------
Net Assets,
End of Period
(in thousands)             $126       $109        $78        $18        $54          $1
-----------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value on the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
    The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
33

Share Class Information

Four classes of shares are authorized for sale by Life Sciences: Investor Class,
Institutional Class, Advisor Class and C Class. Three classes of shares are authorized for sale by Technology: Investor Class, Institutional Class and
Advisor Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor and C
Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
34

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc. and American Century Global
Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at
sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
35

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P COMPOSITE 1500 INDEX combines the S&P 500, MidCap 400 and SmallCap 600 indices. The S&P COMPOSITE 1500 HEALTH CARE INDEX represents those S&P Composite
1500 companies in two main industry groups: Health care equipment and supplies companies or companies that provide health care related services, and companies that provide research, development, production and marketing of pharmaceuticals and biotechnology products. The S&P COMPOSITE 1500 TECHNOLOGY INDEX represents those S&P Composite 1500 companies in two main industry groups: Technology software and services companies, and technology hardware and equipment companies.

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36

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                    PRSRT STD
P.O. Box 419200                                             U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0607
SH-SAN-50111S

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:   William M. Lyons
      Title:  President

Date: July 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:   William M. Lyons
      Title:  President
              (principal executive officer)

Date: July 28, 2006

By:   /s/ Maryanne L. Roepke
      --------------------------------------------------
      Name:   Maryanne L. Roepke
      Title:  Sr. Vice President, Treasurer, and
              Chief Financial Officer
              (principal financial officer)

Date: July 28, 2006